N-2 - USD ($)		Jun. 07, 2023	May 25, 2023
Cover [Abstract]
Entity Central Index Key		0001975736
Amendment Flag		false
Entity Inv Company Type		N-2
Document Type		N-2
Investment Company Act Registration		true
Investment Company Registration Amendment		false
Entity Registrant Name		KKR FS Income Trust Select
Entity Address, Address Line One		201 Rouse Boulevard
Entity Address, City or Town		Philadelphia
Entity Address, State or Province		PA
Entity Address, Postal Zip Code		19112
City Area Code		215
Local Phone Number		495-1150
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		false
Primary Shelf [Flag]		false
Effective Upon Filing, 462(e)		false
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		false
Primary Shelf Qualified [Flag]		false
Entity Well-known Seasoned Issuer		No
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		true
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses:
Maximum sales load imposed on purchases 1	3.50%
Early repurchase fee	2.00%

1
As Class S Shares are sold, investors will be subject to a maximum sales load of up to 3.0% of the offering price and may
be subject to a placement agent fee of 0.5% of the offering price. Class S Shares may also forego a sales load in lieu of a brokerage commission imposed by a selling agent. Certain participating broker-dealers may offer Class S Shares subject to a placement agent fee of up to 1.5%, provided that the sum of the sales load and placement agent fee will not exceed 3.5% of the offering price. Investors should consult with their selling agents about the sales load and any additional fees or charges their selling agents might impose on Class S Shares.

Sales Load [Percent]	[1]	3.50%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]		2.00%
Annual Expenses [Table Text Block]
Annual Fund Expenses (as a percentage of average net assets attributable to Class S Shares) 2
Management fee 3	1.25%
Incentive fee 4	-%
Interest expenses and payments on borrowings 5	5.18%
Servicing fees 6	0.85%
Other expenses 7	1.25%

Total annual fund operating expenses	8.53%

Fees waived and/or expenses reimbursed 8	(1.25)%

Total annual fund operating expenses after fee waiver and/or expense reimbursement 8	7.28%

2
Assumes that the Company sells $500 million worth of Class S Shares (net of the sales load) during the following twelve months. As of March 31, 2023, the Company had net assets of $0 and
K-FIT
had net assets of approximately $17 million. Assuming the Company raises an additional $500 million of proceeds (net of the sales load) during the following twelve months, the Company would receive proceeds of approximately $500 million, resulting in estimated net assets of approximately $500 million and average net assets of approximately $250 million, based on the Company’s net assets of $0 as
of May 25, 2023. The amount assumes the Company uses $500 million of its proceeds to purchase
K-FIT
Class I Shares and that
K-FIT’s
net offering proceeds from such sales equal $500 million, resulting in estimated net assets of approximately $1 billion and average net assets of approximately $500 million, based on
K-FIT’s
net assets of approximately $17 million as of March 31, 2023 and assuming that
K-FIT
raises an additional $500 million in gross proceeds during the following twelve months from sales of
K-FIT
Class I Shares to persons other than the Company. Actual expenses will depend on the number of
K-FIT
Class I Shares that
K-FIT
sells in the
K-FIT
Private Offering and the amount of leverage
K-FIT
employs. For example, if
K-FIT
were to raise proceeds significantly less than this amount during the following twelve months,
K-FIT’s
expenses as a percentage of its average net assets would be significantly higher. There can be no assurance that either the Company or
K-FIT
will sell Class S Shares or
K-FIT
Class I Shares, as applicable, during the following twelve months in the amounts assumed in this footnote.

3
The Base Management Fee is paid to the Adviser at the
K-FIT
level. Commencing on and after the BDC Election Date, the Base Management Fee for
K-FIT
will be calculated at an annual rate of 1.25% of
K-FIT’s
average monthly net assets. The Base Management Fee for
K-FIT
will be payable quarterly in arrears, and will be calculated based on the average monthly value of
K-FIT’s
net assets during the most recently completed calendar quarter. For purposes of the
K-FIT
Advisory Agreement, “net assets” means
K-FIT’s
total assets less liabilities determined on a consolidated basis in accordance with GAAP. All or any part of the Base Management Fee not taken as to any quarter will be deferred without interest and may be taken in such other quarter as the Adviser determines. For the avoidance of doubt, no Base Management Fee shall be paid for any period occurring prior to the BDC Election Date.

4
The Incentive Fee is paid to the Adviser at the
K-FIT
level. The Incentive Fee for
K-FIT
consists of two components that are independent of each other, with the result that one component may be payable even if the other is not. A portion of the Incentive Fee for
K-FIT
is based on a percentage of
K-FIT’s
income and a portion is based on a percentage of
K-FIT’s
capital gains. See “Management and Incentive Fees” for a full explanation of how the Incentive Fee is calculated.

The first part of the Incentive Fee, referred to as the “Subordinated Incentive Fee on Income,” is calculated and payable quarterly in arrears, commencing with the first full calendar quarter after the BDC Election Date, based on
K-FIT’s
“Pre-Incentive
Fee Net Investment Income” for the immediately preceding quarter (or portion thereof with respect to the quarter in which the BDC Election Date occurs). The payment of the Subordinated Incentive Fee on Income is subject to the 1.25% (5.0% annualized) Hurdle Rate, subject to a “catch up” feature.
The second part of the Incentive Fee, referred to as the “Incentive Fee on Capital Gains,” is an incentive fee on capital gains and will be determined and payable in arrears as of the end of each calendar year (or upon termination of the
K-FIT
Advisory Agreement) commencing with the end of the first calendar year in which the BDC Election Date occurs. This fee equals 12.5% of
K-FIT’s
incentive fee capital gains, which equals
K-FIT’s
realized capital gains on a cumulative basis from the BDC Election Date, calculated as of the end of the applicable period, computed net of all realized capital losses and unrealized capital depreciation on a cumulative basis from the BDC Election Date, less the aggregate amount of any previously paid Incentive Fee on Capital Gains. For purposes of calculating the Incentive Fee on Capital Gains under the
K-FIT
Advisory Agreement, the cost basis for any investment as of the BDC Election Date is deemed to be the most recently determined fair value for such investment as of the BDC Election Date, determined in accordance with the Adviser’s valuation policies and procedures. On a quarterly basis,
K-FIT
accrues for the capital gains incentive fee by calculating such fee as if it were due and payable as of the end of such period.
K-FIT
includes unrealized gains in the calculation of the capital gains incentive fee expense and related accrued capital gains incentive fee. This accrual reflects the incentive fees that would be payable to the Adviser if
K-FIT’s
entire portfolio was liquidated at its fair value as of the balance sheet date even though the Adviser is not entitled to an incentive fee with respect to unrealized gains unless and until such gains are actually realized. In no event will the capital gains incentive fee payable pursuant to the
K-FIT
Advisory Agreement be in excess of the amount permitted by the Advisers Act, including Section 205 thereof.
Any of the fees payable to the Adviser under the
K-FIT
Advisory Agreement for any partial month or calendar quarter are appropriately prorated.
Because the example above assumes a 5.0% annual return, as required by the SEC, no Incentive Fee would be payable in the following twelve months.

5
The Company is not expected to borrow funds, but
K-FIT
may borrow funds to make investments. The figure in the table assumes the use of leverage by
K-FIT
through a credit facility and preferred shares representing 72% of average net assets at an estimated annual interest rate expense to
K-FIT
of 7.2%, which is based on the interest rate expected to be applicable under
K-FIT’s
credit facilities and the current dividends payable on the preferred shares at an annual dividend rate equal to 12.0%.
K-FIT
may use other forms of leverage, which may be subject to different interest expenses than those estimated above. The actual amount of interest expense borne by
K-FIT
and indirectly the Company will vary over time in accordance with the level of
K-FIT’s
use of leverage and variations in market interest rates.

6
The Company and
K-FIT
have each entered into placement agent agreements (each a “Placement Agent Agreement” and, together, the “Placement Agent Agreements”) with each of the Placement Agents, pursuant to which the Placement Agents will agree to, among other things, manage the Company’s and
K-FIT’s
respective relationships with third-party brokers engaged by the Placement Agents to participate in the distribution of Company Shares and
K-FIT
Class I Shares, respectively, which are referred to as “participating brokers,” and financial advisors. Pursuant to the Company’s Placement Agent Agreements, the Company will pay the Placement Agents a Servicing Fee for Class S Shares equal to 0.85% per annum of the NAV, as of the beginning of the first calendar day of the applicable month, of the Class S Shares.

7
Other expenses include organizational and offering costs, accounting, legal and auditing fees of the Company and
K-FIT,
as well as the reimbursement of the compensation of administrative personnel and fees payable to the trustees who do not also serve in an executive officer capacity for the Company,
K-FIT
or the Adviser. In addition, other expenses include excise taxes paid. The amount presented in the table estimates the amounts the Company and
K-FIT
expect to pay during the following twelve months, assuming
K-FIT
raises $1 billion of proceeds during such time.

8	The Adviser has agreed to waive the Base Management Fee and the Subordinated Incentive Fee on Income during the Advisory Fee Waiver Period.
Separately, the Company has entered into the Company Expense Support Agreement with the Adviser. Under the Company Expense Support Agreement with the Adviser, the Adviser may elect to make Company Expense Payments on the Company’s behalf, provided that no portion of the payment will be used to pay any interest expense or distribution and/or shareholder servicing fees of the Company. Any Company Expense Payment that the Adviser has committed to pay must be paid by the Adviser to the Company in any combination of cash or other immediately available funds no later than 90 days after such commitment was made in writing, and/or offset against amounts due from the Company to the Adviser or its affiliates.
Following any calendar month in which there are Excess Operating Funds, the Company will make Reimbursement Payments for such Excess Operating Funds, or a portion thereof, to the Adviser until such time as all Company Expense Payments made by the Adviser to the Company within three years prior to the last business day of such calendar month have been reimbursed.
The amount of the Reimbursement Payment for any calendar month will equal the lesser of (i) the Excess Operating Funds in such month and (ii) the aggregate amount of all Company Expense Payments made by the Adviser to the Company within three years prior to the last business day of such calendar month that have not been previously reimbursed by the Company to the Adviser; provided that the Adviser may waive its right to receive all or a portion of any Reimbursement Payment in any particular calendar month, in which case such waived amount will remain unreimbursed Company Expense Payments reimbursable in future months pursuant to the terms of the Company Expense Support Agreement.
The Company’s obligation to make a Reimbursement Payment will automatically become a liability of the Company on the last business day of the applicable calendar month, except to the extent the Adviser has waived its right to receive such payment for the applicable month. The Reimbursement Payment for any calendar month will be paid by the Company to the Adviser in any combination of cash or other immediately available funds as promptly as possible following such calendar month and in no event later than 90 days after the end of such calendar month.
K-FIT
has also entered into the
K-FIT
Expense Support Agreement with the Adviser, the terms of which are substantially similar to those of the Company Expense Support Agreement. Shareholders are indirectly subject to the
K-FIT
Expense Support Agreement due to the Company investing substantially all of its assets in
K-FIT.
The Company,
K-FIT
or the Adviser may terminate the relevant Expense Support Agreement at any time, with or without notice, without the payment of any penalty, provided that any expense payments that have not been reimbursed by the Company or
K-FIT,
as applicable, to the Adviser will remain the obligation of the Company or
K-FIT,
as applicable, following any such termination, subject to the terms of the Expense Support Agreements.

Management Fees [Percent]	[2],[3]	1.25%
Interest Expenses on Borrowings [Percent]	[2],[4]	5.18%
Incentive Fees [Percent]	[2],[5]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	[2],[6]	0.85%
Other Annual Expense 2 [Percent]	[2],[7]	1.25%
Total Annual Expenses [Percent]	[2]	8.53%
Waivers and Reimbursements of Fees [Percent]	[2],[8]	(1.25%)
Net Expense over Assets [Percent]	[2],[8]	7.28%
Expense Example [Table Text Block]
Example
1
The following example illustrates the expenses that you would pay on a $1,000 investment in Company Shares, assuming (i) total annual expenses of net assets attributable to the Company Shares remains the same, (ii) a 5% annual return, (iii) reinvestment of all dividends and distributions at NAV, (iv) application of the maximum 3.5% Sales Load and (v) application of the Adviser’s waiver of the Base Management Fee and the Subordinated Incentive Fee on Income during the Advisory Fee Waiver Period, Company Expense Support Agreement and the
K-FIT
Expense Support Agreement:

	1 Year	3 Years	5 Years	10 Years
Total Expenses Incurred	$124	$239	$367	$662

1	The example should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

Expense Example, Year 01	[9]	$ 124
Expense Example, Years 1 to 3	[9]	239
Expense Example, Years 1 to 5	[9]	367
Expense Example, Years 1 to 10	[9]	$ 662
Purpose of Fee Table , Note [Text Block]	The following table illustrates the aggregate fees and expenses that the Company and
K-FIT
expect to incur and that Shareholders can expect to bear directly or indirectly. Under the
K-FIT
Advisory Agreement,
K-FIT
will pay the Adviser fees for investment management services consisting of a Base Management Fee and an Incentive Fee, in each case commencing on and after the BDC Election Date.
Other Expenses, Note [Text Block]	Other expenses include organizational and offering costs, accounting, legal and auditing fees of the Company and
K-FIT,
as well as the reimbursement of the compensation of administrative personnel and fees payable to the trustees who do not also serve in an executive officer capacity for the Company,
K-FIT
or the Adviser. In addition, other expenses include excise taxes paid. The amount presented in the table estimates the amounts the Company and
K-FIT
expect to pay during the following twelve months, assuming
K-FIT
raises $1 billion of proceeds during such time.
Management Fee not based on Net Assets, Note [Text Block]	The Base Management Fee is paid to the Adviser at the
K-FIT
level. Commencing on and after the BDC Election Date, the Base Management Fee for
K-FIT
will be calculated at an annual rate of 1.25% of
K-FIT’s
average monthly net assets. The Base Management Fee for
K-FIT
will be payable quarterly in arrears, and will be calculated based on the average monthly value of
K-FIT’s
net assets during the most recently completed calendar quarter. For purposes of the
K-FIT
Advisory Agreement, “net assets” means
K-FIT’s
total assets less liabilities determined on a consolidated basis in accordance with GAAP. All or any part of the Base Management Fee not taken as to any quarter will be deferred without interest and may be taken in such other quarter as the Adviser determines. For the avoidance of doubt, no Base Management Fee shall be paid for any period occurring prior to the BDC Election Date.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
INVESTMENT OBJECTIVES, OPPORTUNITIES AND STRATEGIES
The Company’s and
K-FIT’s
primary investment objectives are to generate current income and, to a lesser extent, long-term capital appreciation. There can be no assurance that the Company or
K-FIT
will achieve their investment objectives.
The Company will seek to achieve its investment objectives by investing all of its investible assets in
K-FIT
Class I Shares, except for de minimis investments in cash for cash management purposes. All portfolio investments are made at
K-FIT
level; therefore, the Company’s investment results will correspond directly to the investment results of
K-FIT.
The Company’s investment objectives and strategies are not fundamental and may be changed by the Company Board without Shareholder approval.
Investment Objectives and Strategies
Our investment objectives are to generate current income and, to a lesser extent, long-term capital appreciation. We seek to meet our investment objectives by:

•	utilizing the experience and expertise of the management team of the Adviser;

•	employing a defensive investment approach focused on long-term credit performance and principal protection;

•
focusing primarily on debt investments in a broad array of private U.S. companies, including middle-market companies, which we define as companies with annual EBITDA of $50 million to $150 million at the time of investment;

•	investing primarily in established, stable enterprises with positive cash flows; and

•
maintaining rigorous portfolio monitoring in an attempt to anticipate and pre-empt negative
credit events within our portfolio, such as an event of insolvency, liquidation, dissolution, reorganization or bankruptcy of a portfolio company.

We will pursue our investment objective by investing primarily in the debt of private middle-market U.S. companies with a focus on originated transactions sourced through the network of the Adviser and its affiliates. We define direct originations as any investment where the Adviser or its affiliates had negotiated the terms of the transaction beyond just the price, which, for example, may include negotiating financial covenants, maturity dates or interest rate terms. These directly originated transactions include participation in other originated transactions where there may be third parties involved, or a bank acting as an intermediary, for a closely held club, or similar transactions.
Once we have invested a substantial amount of proceeds from the
K-FIT
Private Offering, under normal circumstances and after we ramp up our portfolio, we expect that we will invest at least 60% of our total assets (net assets plus borrowings for investment purposes) in first lien, senior secured loans of private middle-market U.S. companies. We expect to also invest up to 30% of our total assets (net assets plus borrowings for investment purposes) in ABF Investments and, to a lesser extent, in subordinated loans of private U.S. companies. We expect downside protection to come in the form of investments backed by collateral and contractual rights negotiated with counterparties. Our ABF Investment strategy will focus on directly originated, private ABF Investments with a multi-sector investment approach that seeks the most attractive relative value and risk-adjusted returns (a measure of the excess return per unit of risk in an investment strategy) from investments across a range of sectors, such as Consumer/Mortgage Finance (e.g., auto loans), Contractual Cash Flows (e.g., royalties), Hard Assets (e.g., aircraft leasing) and Small-Medium Enterprises (e.g., real estate development lending), as well as instrument types, such as senior loans and junior capital.

A majority of our ABF Investments are expected to be directly originated and proprietary, including through newly formed and/or existing lending and servicing platform businesses established by KKR Credit to access specific lending or servicing market opportunities that are otherwise difficult to access. In addition, a large majority of our ABF Investments are expected to be illiquid and otherwise not actively traded on an established market. We generally expect that the majority of our ABF Investments will not be eligible portfolio companies under the 1940 Act and, to the extent that such investments are not considered to be eligible portfolio companies, we will not treat the applicable ABF Investments as qualifying assets for purposes of Section 55(a) of the 1940 Act.
Although we do not expect a significant portion of our portfolio to be comprised of subordinated loans, there is no limit on the amount of such loans in which we may invest. We may purchase interests in loans or make other debt investments, including investments in senior secured bonds, through secondary market transactions in the OTC market or directly from our target companies as primary market or directly originated investments. In connection with our debt investments, we may on occasion receive equity interests such as warrants or options as additional consideration. We may also purchase or otherwise acquire interests in the form of common or preferred equity or equity-related securities, such as rights and warrants that may be converted into or exchanged for common stock or other equity or the cash value of common stock or other equity, including through a co-investment with
a financial sponsor or possibly the restructuring of an investment. In addition, a portion of our portfolio may be comprised of corporate bonds, structured products, other debt securities and derivatives, including total return swaps and credit default swaps.
The Adviser will seek to tailor our investment focus as market conditions evolve. Depending on market conditions, we may increase or decrease our exposure to less senior portions of the capital structures of our portfolio companies or otherwise make opportunistic investments, such as where the market price of loans, bonds or other securities reflects a lower value than deemed warranted by the Adviser’s fundamental analysis. Such investment opportunities may occur due to general dislocations in the markets, a misunderstanding by the market of a particular company or an industry being out of favor with the broader investment community and may include event driven investments, anchor orders and structured products.
To a lesser extent, we may also invest in syndicated loans, which will generally be liquid, and may be used for the purposes of maintaining liquidity for our share repurchase program and cash management, while also presenting an opportunity for attractive investment returns.
Most of our investments will be in private U.S. companies, but (subject to compliance with BDCs’ requirement to invest at least 70% of its assets in private U.S. companies), we also expect to invest to some extent in European and other
non-U.S. companies,
but we do not expect to invest in emerging markets. We may invest in companies of any size or capitalization. Subject to the limitations of the 1940 Act, we may invest in loans or other securities, the proceeds of which may refinance or otherwise repay debt or securities of companies whose debt was originated and directly negotiated by the Adviser or KKR Credit, with our co-investment
affiliates. From time to time, we may
co-invest
in certain privately negotiated investment transactions, including investments originated and directly negotiated by the Adviser or KKR Credit, with our co-investment affiliates.
The first lien, senior secured loans and senior secured bonds in which we expect to invest generally have stated terms of three to seven years, and the subordinated debt investments that we expect to make (to a lesser extent) generally have stated terms of up to ten years, but the expected average life of such securities is generally three to four years. However, we may invest in loans and securities with any maturity or duration. Our debt investments may be rated by a NRSRO and, in such case, generally will carry a rating below investment grade (rated lower than “Baa3” by Moody’s or lower than “BBB-” by
S&P), which are often referred to as “junk.” We may invest without limit in debt or other securities of any rating, as well as debt or other securities that have not been rated by a NRSRO.

We may, but are not required to, enter into interest rate, foreign exchange or other derivative agreements to hedge interest rate, currency, credit or other risks, but we do not generally intend to enter into any such derivative agreements for speculative purposes. Any derivative agreements entered into for speculative purposes are not expected to be material to
K-FIT’s
business or results of operations. These hedging activities, which will be in compliance with applicable legal and regulatory requirements, may include the use of futures, options and forward contracts. We will bear the costs incurred in connection with entering into, administering and settling any such derivative contracts. There can be no assurance any hedging strategy we employ will be successful.
Potential Market Opportunity
We believe significant investment opportunities will continue to present themselves in the senior secured loan asset class and private asset-based finance opportunities as well as investments in debt securities of middle-market companies.
Attractive Opportunities in First Lien, Senior Secured Loans
The variable rate structure of most first lien, senior secured loans present significant opportunities across the asset class, particularly within a rising interest rate environment. Additionally, the strong defensive characteristics inherent to many securities across the asset class make them compelling to many investors. Because first lien, senior secured debt has priority in payment among an issuer’s security holders (i.e., holders are due to receive payment before junior creditors and equity holders), they carry the least potential risk within the issuer’s capital structure. Further, first lien, senior secured debt investments are secured by the issuer’s assets, which may be seized in the event of a default. First lien, senior secured loans generally also carry restrictive covenants aimed at ensuring repayment before junior creditors, including unsecured bondholders and other security holders, preserving collateral to protect against credit deterioration.
Opportunity in Middle-Market Private Companies
In addition to investing in first lien, senior secured loan, we believe that the market for lending to private companies, particularly private middle-market companies within the United States, is underserved and presents a compelling investment opportunity. The following characteristics support our belief:

•
Large Target Market.
 Middle-market U.S. companies have historically represented a significant portion of the growth segment of the U.S. economy. These companies also often require substantial capital investment to grow their businesses. Historically, significant private equity capital has been available for investment in middle-market companies and we expect that private equity firms will continue to leverage their investments in middle-market companies with senior secured loans.

•
Limited Investment Competition.
 Despite the size of the market, regulatory changes and other factors have diminished the role of traditional financial institutions in providing financing to middle-market companies in favor of lending to large corporate clients and leading syndication efforts for capital markets transactions. Further, we believe a limited number of lenders are willing to hold large amounts of middle-market loans. As a result, we believe our ability to eliminate syndication risk by holding middle-market loans is a competitive advantage.

Lending and originating new loans to middle-market companies, which are often private, generally requires a greater dedication of a lender’s time and resources compared to lending to larger companies as it is often more difficult to make investments in, and acquire information about, smaller companies. Many investment firms lack the breadth and scale necessary to identify investment opportunities, particularly directly originated investments in middle-market companies, which may result in their overlooking many attractive investment opportunities. Middle-market companies also may require more active monitoring and participation on the lender’s part. We believe that many large financial organizations, which often have relatively high-cost structures, are not suited to deal with these factors and instead emphasize services and transactions to larger corporate clients, resulting in a reduction in the availability of financing to middle-market companies.

•
Attractive Market Segment.
 The underserved nature of such a large segment of the market can at times create significant investment opportunities. In many environments, lending to middle-market companies may offer more attractive economics than lending to larger corporations in terms of transaction pricing, up-front and
ongoing fees, prepayment penalties, stricter covenants and quality collateral. In addition, middle-market companies often have simpler capital structures and carry less leverage than larger companies, thus aiding the structuring and negotiation process and allowing us greater flexibility in structuring favorable transactions.

Asset-Based Finance Opportunities
With respect to
K-FIT’s
ABF Investments strategy, our primary focus will be investment in attractive, directly originated, non-corporate
lending opportunities within the private asset-based finance sector. The well-documented retreat by banks from lending activity following the 2008 financial crisis (the “Great Financial Crisis”) has had a major impact on non-corporate
lending activity, a segment that today comprises a far larger portion of the global debt capital markets and the real (
i.e.
, nonfinancial services) economy than corporate lending. Private asset-based finance is estimated to be a $4.5 trillion market globally, significantly larger than the global corporate direct lending market, reflecting an increase of approximately one and a half times from its estimated size in 2007 of $3.0 trillion.
2
With the inclusion of
non-performing
loans (“NPLs”) as well as performing, but
non-core
bank assets deemed saleable, the asset-based finance market’s estimated size today increases by approximately $1.2 trillion to $5.7 trillion.
3
Private asset-based finance includes investments in directly originated assets that derive returns from recurring, often contractual cash flows of large, diversified pools of underlying hard assets (
e.g.
, aircraft and industrial equipment) and financial (
e.g.
, bridge mortgages and auto loans) assets. By pursuing new, underserved and/or mispriced lending opportunities, the issuers of ABF Investments seek to generate uncorrelated returns for investors at a meaningful premium to other forms of private and traded credit.
To identify and assess ABF Investment themes and their related opportunity sets, KKR Credit will seek to leverage market intelligence and data gathered from around KKR Credit and its affiliates, including from the current portfolio at KKR of more than 100 private equity portfolio companies and over 1,200 traded credit holdings, in areas such as global macro-economics, demographic and industrial trends and new technology. Examples of our current investment themes include the Demand/Supply Imbalance in Housing, Digital Economy / “FinTech”, and Bank Capital Inefficiency. In addition, themes that are developed in one geographic region can be applied in other regions. In these instances, KKR Credit expects to use its global footprint and local offices to help a lending business expand and apply its lending model beyond its home market. Using industry relationships developed since KKR’s founding more than 45 years ago with corporate executives, board members and industry advisors, we will proactively pursue investments within our ABF Investment strategy that seek to harness pockets of inefficiency in lending markets and achieve differentiated investment outcomes.

2
Source:
Integer Advisors and KKR research estimates based on shadow banking data from the Financial Stability Board, as of March 31, 2020. Represents the global stock of private financial assets originated and held by non-banks,
related to household (including mortgages) and business credit. Excludes loans securitized or sold to agencies and assets acquired in capital markets or through other secondary/ syndicated channels.

3	Source: Integer Advisors estimates, as of March 31, 2020 based on NPL market size information sourced from the European Banking Authority (the “EBA”) and PwC Portfolio Advisory Group projections.

Potential Competitive Strengths
We believe that we offer investors the following potential competitive strengths:
Large, scalable, global platform with seasoned investment professionals
We believe that the breadth and depth of the experience of the Adviser and its affiliates, which are dedicated to sourcing, structuring, executing, monitoring and harvesting a broad range of private investments, provide us with a significant competitive advantage in sourcing and analyzing attractive investment opportunities. Our investment platform is supported by approximately 170 dedicated investment professionals at KKR Credit located in nine global cities. We also benefit from the expertise, network and resources of KKR & Co., which has over 650 investment professionals located in 21 global cities. The individual members of these teams have diverse investment backgrounds, with prior experience at investment banks, commercial banks, other asset managers and operating companies. We believe this diverse experience provides an in-depth understanding
of the strategic, financial and operational challenges and opportunities of middle-market companies.
Utilization of long-standing relationships and international capital market capabilities to source investments
The Adviser and its affiliates have worked diligently over many years to build strategic relationships with private equity firms, banks and trading desks globally. Our and our affiliates’ long history of serving as a reliable financing partner to middle-market sponsors, even during periods of significant market dislocation, has enhanced our reputation. We believe that our network of relationships will continue to produce attractive investment opportunities.
The Adviser also leverages the intellectual capital, industry experience and global network of KKR & Co.’s Capital Markets franchise to support the origination of new private credit investment opportunities. Through KKR & Co.’s Capital Markets franchise, the Adviser benefits from expanded sources of deal flow, real-time market intelligence on pricing trends and continuous dialogue with issuers and sponsors to provide holistic financing solutions to current and prospective portfolio companies. In addition, KKR & Co.’s Capital Markets franchise gives us the ability to access and originate larger transactions and enhances the Adviser’s ability to manage risk.
Focus on larger middle-market companies and
customized one-stop credit
solutions
We are focused on providing customized credit solutions to private upper middle-market companies, which we generally define as companies with annual EBITDA of at least $50 million at the time of our investment. Based on its size and scale, the KKR Credit platform is able to originate, commit to and hold positions in excess of $1 billion in a given transaction. This size allows us to serve in the lead financing role for certain larger middle-market companies with more than $150 million in EBITDA. During the year ended December 31, 2022, the KKR Credit platform deployed approximately $9.7 billion, almost entirely focused on the upper end of the middle market.
We believe our ability to underwrite an entire transaction provides financial sponsors and companies with a greater degree of financing certainty and further enhances our competitive position. The KKR Credit platform also offers a variety of financing structures and has the flexibility to structure investments to meet the needs of companies. Finally, we believe that the upper end of the middle-market is less competitive as fewer lenders have the requisite size and scale to provide holistic solutions for these companies.
Long-term investment horizon
Our long-term investment horizon gives us great flexibility, which we believe allows us to maximize returns on our investments. Unlike most private equity and venture capital funds, as well as many private debt funds, we are not required to return capital to our shareholders once we exit a portfolio investment. We believe that freedom from such capital return requirements, which allows us to invest using a longer-term focus, provides us with the opportunity to increase total returns on invested capital, compared to other private company investment vehicles.
Disciplined, income-oriented investment philosophy
The Adviser employs a defensive investment approach focused on long-term credit performance and principal protection. This investment approach involves a multi-stage selection process for each investment opportunity, as well as ongoing monitoring of each investment made, with particular emphasis on early detection of deteriorating credit conditions at portfolio companies which would result in adverse portfolio developments. This strategy is designed to maximize current income and minimize the risk of capital loss while maintaining the potential for long-term capital appreciation.
Investment expertise across all levels of the corporate capital structure
The Adviser believes that its broad expertise and experience investing at all levels of a company’s capital structure enable us to manage risk while affording us the opportunity for significant returns on our investments. We attempt to capitalize on this expertise in an effort to produce and maintain an investment portfolio that will perform in a broad range of economic conditions.
Exposure to underserved,
hard-to-access,
and mispriced assets through asset-based finance opportunities
The Adviser believes that there is an expansive and growing opportunity within the private asset-based finance space, including opportunities across the aircraft, consumer finance, auto and equipment finance sectors, among others. The Adviser will seek to identify investments with strong collateral and downside protection, a low correlation to the broader markets and equity-like upside potential.
The Adviser anticipates growth in the private global asset-based finance market. As global economies eventually emerge and recover from the
COVID-19
pandemic, we expect the associated rebound in demand for credit to be confronted by renewed constraints on the supply of debt capital by traditional bank lenders as the global banking system retrenches to work with its largest borrowers and contends with growing non-performing
loan balances and renewed demands for lending restraint from financial regulators. In addition, we anticipate competition from other non-bank
lenders will diminish. In particular, we expect that weaker, non-bank
market participants in each segment, such as certain investment funds or specialty lenders, will either permanently exit the asset-based finance market or be forced to contract their lending activity due to inadequate capitalization or an inability to secure asset-based financing from risk-averse banks which, as noted above, we expect to refocus their attention on larger, more established businesses like KKR Credit.
The Adviser generally expects to focus on ABF Investment opportunities where KKR Credit has, in its opinion, a distinct competitive advantage through one or more of the following:

•	Proprietary sourcing through KKR’s extensive global network.

•
Underwriting and structuring capabilities aided by industry intelligence from KKR’s Private Markets business (including the Private Equity, Energy, Infrastructure and Real Estate teams) and KKR Credit’s Leveraged Credit business (including teams focused on our traded Senior Loan and High Yield Bond strategies).

•	Local market access and expertise accessed through regional teams based in KKR’s 21 offices across four continents.

•	Access to a KKR’s robust senior adviser and industry advisor consultant network for strategic insights and operational leadership. 4
Maintenance of portfolio diversification
In addition to focusing our investments in private middle-market companies, we seek to invest across various industries. The Adviser monitors our investment portfolio to ensure we have acceptable industry balance, using industry and market metrics as key indicators. By monitoring our investment portfolio for industry balance, we seek to reduce the effects of economic downturns associated with any particular industry or market sector. Notwithstanding our intent to invest across a variety of industries, we may from time to time hold securities of a single portfolio company that comprise more than 5.0% of our total assets and/or more than 10.0% of the outstanding voting securities of the portfolio company. For that reason, we are classified as a non-diversified management
investment company under the 1940 Act.
Investment Strategy
As set forth above, once we have invested a substantial amount of proceeds from the
K-FIT
Private Offering, under normal circumstances and after we ramp up our portfolio, we expect that we will invest at least 60% of our total assets (net assets plus borrowings for investment purposes) in first lien, senior secured loans of private middle-market U.S. companies. When identifying prospective portfolio companies, we expect to focus primarily on the attributes set forth below, which we believe will help us generate higher total returns with an acceptable level of risk. While these criteria provide general guidelines for our investment decisions, if we believe the benefits of investing are sufficiently strong, not all of these criteria necessarily will be met by each portfolio company in which we choose to invest. These attributes are:

•
Leading, defensible market positions.
 We seek to invest in companies that have developed strong competitive positions within their respective markets and exhibit the potential to maintain sufficient cash flows and profitability to service our debt in a range of economic environments. We seek companies that can protect their competitive advantages through scale, scope, customer loyalty, product pricing or product quality versus their competitors, thereby minimizing business risk and protecting profitability.

•
Investing in stable companies with positive cash flow.
 We seek to invest in established, stable companies with strong profitability and cash flows. Such companies, we believe, are well-positioned to maintain consistent cash flow to service and repay our loans and maintain growth in their businesses or market share. We do not intend to invest to any significant degree in start-up companies,
turnaround situations or companies with speculative business plans.

•
Proven management teams.
 We focus on companies that have experienced management teams with an established track record of success. We typically prefer our portfolio companies to have proper incentives in place, which may include non-cash and
performance-based compensation, to align management’s goals with ours.

•
Private asset-based finance markets
. With respect to our asset-based finance strategy, we focus principally on investments in directly originated, private credit investments that provide the opportunity for income and capital-appreciation while mitigating the probability and severity of

4
KKR’s senior advisors and industry advisors are engaged as consultants and are not employees of KKR or the Adviser. These third-party consultants provide, among other things, additional operational and strategic insights into KKR’s investments. While they are not employees of KKR or the Adviser, the senior advisors and industry advisors are permitted to serve on the boards of portfolio companies, assist KKR in evaluating individual investment opportunities and support the operations of KKR portfolio companies. For a list of KKR’s current senior advisors please refer to:
http://www.kkr.com/our-firm/team.

capital-loss through a focus on downside protection and other structural solutions. These investments will be comprised primarily of private asset-based finance investments, which derive returns from recurring, often contractual cash flows of large, diversified pools of underlying hard and financial assets.

•
Private equity sponsorship.
 Often we seek to participate in transactions sponsored by what we believe to be sophisticated and seasoned private equity firms. The Adviser believes that a private equity sponsor’s willingness to invest significant sums of equity capital into a company is an endorsement of the quality of the investment opportunity. Further, by co-investing with
such experienced private equity firms which commit significant sums of equity capital ranking junior in priority of payment to our debt investments, we may benefit from the due diligence review performed by the private equity firm, in addition to our own due diligence review. Further, strong private equity sponsors with significant investments at risk may have both the ability and incentive to contribute additional capital in difficult economic times should operational or financial issues arise, which could provide additional protections for our investments.

•
Allocation among various issuers and industries.
 We seek to allocate our portfolio broadly among issuers and industries, thereby attempting to reduce the risk of a downturn in any one company or industry having a disproportionate adverse impact on the value of our portfolio.

•
Viable exit strategy.
 While we attempt to invest in securities that may be sold in a privately negotiated OTC market, providing us a means by which we may exit our positions, we expect that a large portion of our portfolio may not be sold on this secondary market. For any investments that are not able to be sold within this market, we focus primarily on investing in companies whose business models and growth prospects offer attractive exit possibilities, including repayment of our investments, an initial public offering of equity securities, a merger, a sale or a recapitalization, in each case with the potential for capital gains.

Our investments are subject to a number of risks. See “Risk Factors.”
Warehousing Transaction
On August 2, 2022,
K-FIT
entered into the Facility Agreement with the Financing Provider, an unaffiliated third party, to acquire portfolio investments from time to time by purchasing all or a portion of certain investments owned and held by the Financing Provider at
K-FIT’s
or the Financing Provider’s request pursuant to the terms and provisions of the Facility Agreement. Prior to the date on which (i) an insolvency proceeding is commenced by
K-FIT
or (ii) an insolvency proceeding is commenced against
K-FIT
and is not dismissed or stayed within 60 days (such date, the “Facility End Date”),
K-FIT’s
obligation to purchase such investments is conditional upon satisfying certain conditions, including that
K-FIT
has called and received cash funding from subscriptions in an aggregate amount of at least $250,000,000 (such condition, the “Capital Condition”). As of May 25, 2023, the conditions precedent to
K-FIT’s
obligation to purchase such investments had not been met.
K-FIT
made customary representations and warranties in the Facility Agreement.
Subject to satisfaction of the Capital Condition, the Facility Agreement provides that the Financing Provider can require
K-FIT
to purchase from the Financing Provider such investments entered into in connection with the Facility Agreement (x) with respect to such investment initially acquired by the Financing Provider prior to date that
K-FIT
has raised investor subscriptions that are callable, have been called or received in an aggregate amount of at least $600,000,000 (such date, the “Subscription Threshold Date”), in an amount up to 3.0% of the aggregate subscriptions that
K-FIT
has raised on or prior to the trade date of any purchase and (y) with respect to such investment initially acquired by the Financing Provider on or after the Subscription Threshold Date, in an amount up to 2.0% of the aggregate subscriptions that
K-FIT
has raised on or prior to the trade date of any purchase. Such purchases will be at the prices determined under the Facility Agreement, as discussed further below.

The Financing Provider will receive (i) prior to any trade date related to
K-FIT’s
purchase of such investments from the Financing Provider, all principal proceeds, all OID and Fees (as defined in the Facility Agreement) paid on account of any portion of an underlying purchased loan that is repaid or prepaid and not available to be reborrowed and an available unfunded commitment that has been terminated, not funded and is not available to be reborrowed by the underlying obligor and all amendment fees on the investments it holds pursuant to the Facility Agreement, (ii) prior to such trade date, all cash interest and payment-in-kind
interest and all fees (other than
one-time
fees) that regularly accrue and are payable to all lenders under the underlying documents for such investments on account of such lenders’ loans or commitments outstanding pursuant to such underlying documents, and (iii) additional consideration for any investments transferred to the Purchaser that have paid OID and Fees prior to the trade date equal to 0.50% (if held by the Financing Provider for less than or equal to 180 days) or 1.00% (if held by the Financing Provider for greater than 180 days) of the par value or unfunded amount, as applicable, of any such investment as of immediately prior to any transfer of such investment by the Financing Provider to
K-FIT.
In the event the settlement date for any purchase by
K-FIT
occurs (i) on or before seven business days after the applicable trade date (such date, a “Delayed Comp Trigger Date”), the above amounts received by the Financing Provider will be extended to the Delayed Comp Trigger Date and (ii) after the seventh business days after the applicable trade date (in the event such purchase has not occurred by way of a participation), the amounts received by the Financing Provider will include the amounts set forth in the foregoing clause (i) through the Delayed Comp Trigger Date and will also include an amount equal to daily simple SOFR plus 11.448 basis points for each day that elapses between the Delayed Comp Trigger Date and the applicable settlement date.
K-FIT
will receive all other OID and Fees and all termination fees, prepayment premiums, make-whole or similar fees or payments with respect to such investments.
Unless otherwise agreed to by
K-FIT
and the Financing Provider, each investment transaction under the Facility Agreement is expected to be for portfolio investments with a purchase price of at least $5.0 million or, if less, the purchase price of all remaining portfolio investments, including related unfunded commitments, held by the Financing Provider.
Following fulfillment of the conditions precedent to
K-FIT’s
obligations to purchase any loans under the Facility Agreement,
K-FIT
will purchase such loans owned and held by the Financing Provider under the Facility Agreement at a purchase price equal to (i) the par amount of such loan plus
, without duplication, (ii) PIK interest
minus
(iii) the sum of (x) OID, upfront fees and other similar fees on account of such purchase loan plus
(y) any termination fees or other similar fees
plus
(iv) solely to the extent that such loan has paid OID, upfront fees or other similar fees, (x) 0.50% of the par amount of such loan, if the Financing Provider has held such loan for less than or equal to 180 days and (y) 1.00% of the par amount of such loan, if the Financing Provider has held such loan for more than 180 days.
Similarly, following fulfillment of the conditions precedent to
K-FIT’s
obligations to purchase any unfunded commitments under the Facility Agreement,
K-FIT
will purchase such assets owned and held by the Financing Provider under the Facility Agreement at a purchase price equal to (i) zero plus
(ii) solely to the extent that such unfunded commitment has paid OID, upfront fees or other similar fees, (x) 0.50% of the unfunded amount of such unfunded commitment, if the Financing Provider has held such unfunded commitment for less than or equal to 180 days and (y) 1.00% of the unfunded amount of such unfunded commitment, if the Financing Provider has held such unfunded commitment for more than 180 days minus
(iii) OID, upfront fees and other similar fees on account of such unfunded commitment. The above purchase price calculations are subject to adjustment in certain circumstances under the Facility Agreement.
The fair value of the loans under the Facility Agreement is not reflected in the purchase price. As such, for loans, to the extent
K-FIT
is required to buy a loan from the Financing Provider,
K-FIT
bears the risk of the fair value of such loan falling below the par value. In contrast, to the extent that
K-FIT
is not required to buy a loan, the Financing Provider bears the risk of the fair value of such loan falling below such par value. Similarly, for unfunded commitments, to the extent
K-FIT
is required to buy an unfunded commitment, it will bear the risk of being required to buy a loan that, upon funding, may be valued below the par value. In contrast, to the extent that
K-FIT
is not required to buy a loan, the Financing Provider will bear such risk.

The portfolio investments expected to be purchased by
K-FIT
from time to time pursuant to the Facility Agreement are expected to generally consist of directly originated loans to private middle-market U.S. companies consistent with
K-FIT’s
investment objective and investment strategies. There are no material differences between the underwriting standards used in the acquisition of the portfolio investments
K-FIT
expects to acquire pursuant to the Facility Agreement and the underwriting standards to be employed by the Adviser on
K-FIT’s
behalf for any other portfolio investments to be acquired or held by
K-FIT
from time to time.
As of May 25, 2023, there were 21 loans with an aggregate commitment par value of $117.5 million, inclusive of $37.6 million of unfunded commitments, that the Financing Provider purchased and was holding at
K-FIT’s
request pursuant to the Facility Agreement.

Risk Factors [Table Text Block]
RISK FACTORS
Investing in the Company involves risks, including the risk that an investor may receive little or no return on his, her or its investment or that an investor may lose part or all of such investment. Therefore, investors should consider carefully the following principal risks before investing in the Company. The risks discussed below relate to the investments generally made by
K-FIT,
which will have a direct effect on the Company because it is investing substantially all of its assets in
K-FIT.
The risks described below are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Company and the Company Shares. Prospective investors should read this entire Memorandum and consult with their own advisers before deciding whether to invest in the Company. In addition, as the investment program of the Company or
K-FIT
changes or develops over time, an investment in the Company may be subject to risks not described in this Memorandum. The Company will update or supplement this Memorandum to account for any material changes in the risks involved with an investment in the Company.
Risks Relating to Investment Strategies and
K-FIT
Investments
An investment in
K-FIT
Class I Shares, and thus an investment in Company Shares, involves a number of significant risks. The following information is a discussion of the material risks associated with an investment in
K-FIT
Class I Shares specifically, as well as those factors generally associated with an investment in a company with investment objectives, investment policies, capital structure or markets similar to
K-FIT’s.
In addition to the other information contained in this Memorandum, you should consider carefully the following information before making an investment in Company Shares. The risks below are not the only risks
K-FIT
and the Company face. Additional risks and uncertainties not presently known to us or not presently deemed material by us may also impair our operations and performance. If any of the following events occur our business, financial condition and results of operations could be materially and adversely affected. In such cases, the NAV of the
K-FIT
Class I Shares, and indirectly the Company Shares, could decline, and you may lose all or part of your investment.
Summary of Risk Factors
The following is a summary of the principal risks associated with an investment in the Company’s and
K-FIT’s
securities. The risks discussed below relate to the investments generally made by
K-FIT.
These risks will, in turn, have an effect on the Company through its investment in
K-FIT.
In particular, while the risks relating to distributions, repurchases and liquidity noted below relate primarily to
K-FIT,
substantially similar risks exist for investments in the Company. The Company will invest substantially all of its assets in
K-FIT.
Further details regarding each risk included in the below summary list can be found further below.

•	The Company and K-FIT are relatively new companies and have limited operating histories.

•
K-FIT’s
ability to achieve its investment objectives depends on the Adviser’s ability to manage and support our investment process and if the
K-FIT
Advisory Agreement were to be terminated, or if the Adviser loses any members of its senior management team, our ability to achieve our investment objectives could be significantly harmed.

•
Because
K-FIT’s
business model depends to a significant extent upon relationships with private equity sponsors, investment banks and commercial banks, the inability of the Adviser to maintain or develop these relationships, or the failure of these relationships to generate investment opportunities, could adversely affect our business.

•	K-FIT operates in a highly competitive market for investment opportunities, which could reduce returns and result in losses.

•
As required by the 1940 Act, a significant portion of
K-FIT’s
investment portfolio is and will be recorded at fair value as determined in good faith and, as a result, there is and will be uncertainty as to the value of our portfolio investments.

•	There is a risk that investors in K-FIT Class I Shares may not receive distributions or that our distributions may decrease over time.

•	Although the Company and K-FIT each expect to adopt a share repurchase program, the Company and K-FIT have discretion to not repurchase shares or to suspend the programs.

•	Our investments in prospective portfolio companies may be risky, and we could lose all or part of our investment.

•	We are exposed to risks associated with changes in interest rates.

•	Investing in middle-market companies involves a number of significant risks, any one of which could have a material adverse effect on our operating results.

•	A lack of liquidity in certain of our investments may adversely affect our business.

•	Prepayments of our debt investments by our portfolio companies could adversely impact our results of operations and reduce our return on equity.

•	There may be conflicts of interest related to obligations the Adviser’s senior management and investment teams have to our affiliates and to other clients.

•
We are uncertain of our future sources for funding our future capital needs and if we cannot obtain debt or equity financing on acceptable terms, or at all, our ability to acquire investments and to expand our operations will be adversely affected.

•
When we use leverage, the potential for loss on amounts invested in us will be magnified and may increase the risk of investing in us. Leverage may also adversely affect the return on our assets, reduce cash available for distribution to our shareholders and result in losses.

•	An investment in K-FIT Class I Shares and the Company Shares will have limited liquidity.

•	Investing in K-FIT Class I Shares, and thus investing in Company Shares, involves a high degree of risk.

•	We may experience fluctuations in our quarterly results.
Risks Related to Our Business and Structure
The Company and
K-FIT
are relatively new companies and have limited operating histories.
The Company and
K-FIT
are each a
non-diversified,
closed-end
management investment companies that have limited operating histories.
K-FIT
has elected to be treated as a BDC. As a result, prospective investors have no significant track record or history on which to base their investment decision. We are subject to the business risks and uncertainties associated with recently formed businesses, including the risk that we will not achieve our investment objectives and the value of a shareholder’s investment could decline substantially or become worthless. While we believe that the past professional experiences of the Adviser’s investment team, including investment and financial experience of the Adviser’s senior management, will increase the likelihood that the Adviser will be able to manage the Company and
K-FIT
successfully, there can be no assurance that this will be the case.
The
K-FIT
Board may change
K-FIT’s
operating policies and strategies without prior notice or shareholder approval, the effects of which may be adverse to our results of operations and financial condition.
The
K-FIT
Board has the authority to modify or waive our current operating policies, investment criteria and strategies without prior notice and without shareholder approval. We cannot predict the effect any changes to our current operating policies, investment criteria and strategies would have on our business, NAV, operating results and value of our shares. However, the effects might be adverse, which could negatively impact our ability to pay you distributions and cause you to lose all or part of your investment. Moreover, we have significant flexibility in investing the net proceeds from our continuous offering and may use the net proceeds from our continuous offering in ways with which investors may not agree or for purposes other than those contemplated in this Memorandum.
The
K-FIT
Board and the Company Board may amend
K-FIT’s
and the Company’s respective declarations of trust without prior shareholder approval.
Each of the
K-FIT
Board and the Company Board may, without shareholder vote, subject to certain exceptions, amend or otherwise supplement
K-FIT’s
and the Company’s respective declarations of trust by making an amendment, a declaration of trust supplemental thereto or an amended and restated declaration of trust, including to require super-majority approval of transactions with significant shareholders or other provisions that may be characterized as anti-takeover in nature.
Price declines in the medium- and
large-sized
U.S. corporate debt market may adversely affect the fair value of
K-FIT’s
portfolio, reducing our NAV through increased net unrealized depreciation.
Conditions in the medium- and
large-sized
U.S. corporate debt market may deteriorate, as seen during the recent financial crisis, which may cause pricing levels to similarly decline or be volatile. During the financial crisis, many institutions were forced to raise cash by selling their interests in performing assets in order to satisfy margin requirements or the equivalent of margin requirements imposed by their lenders and/or, in the case of hedge funds and other investment vehicles, to satisfy widespread redemption requests. This resulted in a forced deleveraging cycle of price declines, compulsory sales and further price declines, with falling underlying credit values, and other constraints resulting from the credit crisis generating further selling pressure. If similar events occurred in the medium- and large-sized
U.S. corporate debt market, our NAV could decline through an increase in unrealized depreciation and incurrence of realized losses in connection with the sale of our investments, which could have a material adverse impact on our business, financial condition and results of operations.
K-FIT’s
ability to achieve its investment objectives depends on the Adviser’s ability to manage and support our investment process and if the
K-FIT
Advisory Agreement were to be terminated, or if the Adviser loses any members of its senior management team, our ability to achieve our investment objectives could be significantly harmed.
Because we have no employees, we depend on the investment expertise, skill and network of business contacts of the Adviser. The Adviser evaluates, negotiates, structures, executes, monitors and services our investments. Our future success depends to a significant extent on the continued service of the Adviser, as well as its senior management team. The departure of any members of the Adviser’s senior management team could have a material adverse effect on our ability to achieve our investment objectives.
Our ability to achieve our investment objectives depends on the Adviser’s ability to identify, analyze, invest in, finance and monitor companies that meet our investment criteria. The Adviser’s capabilities in structuring the investment process, providing competent, attentive and efficient services to us, and facilitating access to financing on acceptable terms depend on the employment of investment professionals in an adequate number and of adequate sophistication to match the corresponding flow of transactions. To achieve our investment objectives, the Adviser may need to hire, train, supervise and manage new investment professionals to participate in our investment selection and monitoring process. The Adviser may not be able to find investment professionals in a timely manner or at all. Failure to support our investment process could have a material adverse effect on our business, financial condition and results of operations.
In addition, each of the
K-FIT
Advisory Agreement and
K-FIT
Administration Agreement with the Adviser has termination provisions that allow the parties to terminate the agreements without penalty. The
K-FIT
Advisory Agreement and the
K-FIT
Administration Agreement may each be terminated at any time, without penalty, by the Adviser, upon 60 days’ notice to us. If the
K-FIT
Advisory Agreement is terminated, it may adversely affect the quality of our investment opportunities. In addition, in the event such agreement is terminated, it may be difficult for us to replace the Adviser and the termination of such agreement may adversely impact the terms of any existing or future financing arrangement, which could have a material adverse effect on our business and financial condition.
Any failure by the Adviser to manage and support
K-FIT’s
investment process may hinder the achievement of our investment objectives.
The Adviser is an investment adviser jointly operated by KKR Credit and an affiliate of FS Investments, FSJV Holdco, LLC. The 1940 Act and the Code impose numerous constraints on the operations of BDCs that do not apply to other investment vehicles. KKR Credit’s and FS Investments’ individual track records and achievements are not necessarily indicative of the future results they will achieve as a joint investment adviser to
K-FIT.
Accordingly, we can offer no assurance that we will replicate the historical performance of other investment companies with which KKR Credit and FS Investments have been affiliated, and we caution that our investment returns could be lower than the returns achieved by such other companies, including any other business development companies.
Because
K-FIT’s
business model depends to a significant extent upon relationships with private equity sponsors, investment banks and commercial banks, the inability of the Adviser to maintain or develop these relationships, or the failure of these relationships to generate investment opportunities, could adversely affect our business.
The Adviser depends on its broader organization’s relationships with private equity sponsors, investment banks and commercial banks, and we rely to a significant extent upon these relationships to provide us with potential investment opportunities. If the Adviser or its broader organization fail to maintain their existing relationships or develop new relationships with other sponsors or sources of investment opportunities, we may not be able to grow our investment portfolio. In addition, individuals with whom the Adviser or its broader organizations have relationships are not obligated to provide us with investment opportunities, and, therefore, there is no assurance that such relationships will generate investment opportunities for us.
K-FIT
operates in a highly competitive market for investment opportunities, which could reduce returns and result in losses.
A number of entities compete with us to make the types of investments that we plan to make and we believe that recent market trends, including sustained periods of low interest rates, have increased the number of competitors seeking to invest in loans to private, middle-market companies in the United States. We compete with public and private funds, commercial and investment banks, commercial financing companies and, to the extent they provide an alternative form of financing, private equity and hedge funds. Many of our competitors are substantially larger and have considerably greater financial, technical and marketing resources than we do. For example, we believe some of our competitors have access to funding sources that are not available to us. In addition, some of our competitors could have higher risk tolerances or different risk assessments, which could allow them to consider a wider variety of investments and establish more relationships than us. Furthermore, many of our competitors are not subject to the regulatory restrictions that the 1940 Act imposes on BDCs or the source of income, asset diversification and distribution requirements we must satisfy to qualify and maintain our qualification as a RIC. The competitive pressures we face could have a material adverse effect on our business, financial condition, results of operations and cash flows. As a result of this competition, we can provide no assurance that we will be able to take advantage of attractive investment opportunities that arise from time to time, and we can provide no assurance that we will be able to identify and make investments that are consistent with our investment objective.
The amount of capital in the private debt markets and overall competition for loans could result in short-term returns for us that are lower than our long-term targets. In addition, one of the effects of the
COVID-19
pandemic was the decrease in the number of new investment opportunities in U.S. middle-market companies during 2020, and we can offer no assurance about when, or if, the number of U.S. middle-market company investing opportunities will equal or exceed those available prior to the
COVID-19
pandemic. In the event these conditions continue for an extended amount of time, they could have a material adverse effect on our business, financial condition and results of operations.
Identifying, structuring and consummating investments involves competition among capital providers and market and transaction uncertainty. The Adviser can provide no assurance that it will able to identify a sufficient number of suitable investment opportunities or to avoid prepayment of existing investments to satisfy our investment objectives, including as necessary to effectively structure credit facilities or other forms of leverage. The loan origination market is very competitive, which can result in loan terms that are more favorable to borrowers, and conversely less favorable to lenders, such as lower interest rates and fees, weaker borrower financial and other covenants, borrower rights to cure defaults, and other terms more favorable to borrowers than current or historical norms. Increased competition could cause us to make more loans that are
“cov-lite”
in nature and, in a distressed scenario, there can be no assurance that these loans will retain the same value as loans with a full package of covenants. As a result of these conditions, the market for leveraged loans could become less advantageous than expected for us, and this could increase default rates, decrease recovery rates or otherwise harm our returns. The risk of prepayment is also higher in the current competitive environment if borrowers are offered more favorable terms by other lenders. The financial markets have experienced substantial fluctuations in prices and liquidity for leveraged loans. Any further disruption in the credit and other financial markets could have substantial negative effects on general economic conditions, the availability of required capital for companies and the operating performance of such companies. These conditions also could result in increased default rates and credit downgrades, and affect the liquidity and pricing of the investments made by us. Conversely, periods of economic stability and increased competition among capital providers could increase the difficulty of locating investments that are desirable for us.
With respect to the investments we make, we do not seek to compete based primarily on the interest rates we offer, and we believe that some of our competitors could make loans with interest rates that will be lower than the rates we offer. In the secondary market for acquiring existing loans, we compete generally on the basis of pricing terms. With respect to all investments, we could lose some investment opportunities if we do not match our competitors’ pricing, terms and structure. However, if we match our competitors’ pricing, terms and structure, we could experience decreased net interest income, lower yields and increased risk of credit loss. We could also compete for investment opportunities with accounts managed or sponsored by the Adviser or its affiliates. Although Adviser allocates opportunities in accordance with its allocation policy, allocations to such other accounts will reduce the amount and frequency of opportunities available to us and thus not necessarily be in the best interests of us and our securityholders. Moreover, the performance of investments will not be known at the time of allocation.
As required by the 1940 Act, a significant portion of
K-FIT’s
investment portfolio is and will be recorded at fair value as determined in good faith and, as a result, there is and will be uncertainty as to the value of our portfolio investments.
Under the 1940 Act, we are required to carry our portfolio investments at market value or, if there is no readily available market value, at fair value as determined pursuant to policies adopted by the Adviser and subject to the oversight of the
K-FIT
Board. There is not a public market for the securities of the privately held companies in which we invest. Most of our investments will not be publicly traded or actively traded on a secondary market. As a result, the Adviser, having been designated by the
K-FIT
Board as the party responsible for applying the valuation methods, values these securities at least quarterly at fair value as determined in good faith as required by the 1940 Act. In connection with calculating a NAV as of the last day of a month that is not also the last day of a calendar quarter, the Adviser will consider whether there has been a material change to such investments as to affect their fair value, but such analysis will be more limited than the quarter-end
process.

Certain factors that may be considered in determining the fair value of our investments include dealer quotes for securities traded on the secondary market for institutional investors, the nature and realizable value of any collateral, the portfolio company’s earnings and its ability to make payments on its indebtedness, the markets in which the portfolio company does business, comparison to comparable publicly traded companies, discounted cash flows and other relevant factors. Because such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, may fluctuate over short periods of time and may be based on estimates, our determinations of fair value may differ materially from the values that would have been used if a ready market for these non-traded securities
existed. Due to this uncertainty, our fair value determinations may cause our NAV on a given date to materially understate or overstate the value that we may ultimately realize upon the sale of one or more of our investments. As a result, investors purchasing our securities based on an overstated NAV would pay a higher price than the value of our investments might warrant. Conversely, investors selling shares during a period in which the NAV understates the value of our investments will receive a lower price for their shares than the value of our investments might warrant.
Investors will not know the exact price of shares in any quarterly tender offer conducted by
K-FIT
or the Company until after the expiration of the applicable tender offer. In light of the foregoing, an investor may receive shares based on an NAV different than, or tender shares based on an NAV greater than, the NAV per share available publicly at the time the relevant investor submitted their purchase order or tendered their shares, as applicable.
There is a risk that investors in
K-FIT
Class I Shares may not receive distributions or that our distributions may decrease over time.
We may not achieve investment results that will allow us to make a specified or stable level of cash distributions and our distributions may decrease over time. In addition, due to the asset coverage test applicable to us as a BDC, we may be limited in our ability to make distributions.
The amount of any distributions
K-FIT
may make is uncertain.
K-FIT’s
distributions may exceed its earnings, particularly during the period before it has substantially invested the net proceeds from the continuous offering of
K-FIT
Class I Shares. Therefore, portions of the distributions that
K-FIT
makes may represent a return of capital that will reduce shareholders’ tax basis in their shares and reduce the amount of funds
K-FIT
has for investment in targeted assets.
K-FIT
may fund its cash distributions to holders of
K-FIT
Class I Shares from any sources of funds available to
K-FIT,
including offering proceeds, borrowings, net investment income from operations, capital gains proceeds from the sale of assets, non-capital
gains proceeds from the sale of assets, dividends or other distributions paid to
K-FIT
on account of preferred and common equity investments in portfolio companies and fee and expense reimbursement waivers from the Adviser, if any.
K-FIT’s
ability to pay distributions might be adversely affected by, among other things, the impact of one or more of the risks described in this Memorandum. In addition, the inability to satisfy the asset coverage test applicable to
K-FIT
as a BDC may limit its ability to pay distributions. All distributions are and will be paid at the discretion of the
K-FIT
Board and will depend on its earnings, financial condition, maintenance of RIC status, compliance with applicable BDC regulations and such other factors as the
K-FIT
Board may deem relevant from time to time. There is no assurance that
K-FIT
will continue to pay distributions to its shareholders in the future. In the event that
K-FIT
encounters delays in locating suitable investment opportunities, it may pay all or a substantial portion of its distributions from the proceeds of its continuous offering of
K-FIT
Class I Shares or from borrowings or sources other than cash flow from operations in anticipation of future cash flow, which may constitute a return of capital. To the extent
K-FIT
makes distributions to holders of
K-FIT
Class I Shares that include a return of capital, such portion of the distribution would constitute a return of investment, rather than a return of earnings or gains derived from investment activities, that would reduce the shareholders’ tax basis in their shares, which may result in increased tax liability to shareholders when they sell such shares.

While the risks relating to distributions noted above relate primarily to
K-FIT,
substantially similar risks exist for investments in the Company through the Company’s investment in
K-FIT.
Neither the Company nor
K-FIT
has established any limit on the amount of funds that may be used from available sources, such as borrowings, if any, or proceeds from private offerings, to fund distributions (which may reduce the amount of capital ultimately invested in assets).
Any distributions made from sources other than cash flow from operations or relying on fee or expense reimbursement waivers, if any, from the Adviser are not based on the Company’s or
K-FIT’s
investment performance, and can only be sustained if the Company and
K-FIT
achieve positive investment performance in future periods and/or the Adviser continues to make such expense reimbursements, if any. The extent to which the Company or
K-FIT
pays distributions from sources other than cash flow from operations will depend on various factors, including the level of participation in the relevant distribution reinvestment plan, how quickly the Company and
K-FIT
invest the proceeds from their respective private offerings and the performance of
K-FIT’s
investments. Shareholders should also understand that any future repayments to the Adviser from the Company or
K-FIT
will reduce the distributions that they would otherwise receive. There can be no assurance that the Company or
K-FIT
will achieve such performance in order to sustain these distributions, or be able to pay distributions at all. The Adviser has no obligation to waive fees or receipt of expense reimbursements, if any.
Although the Company and
K-FIT
each expect to adopt a share repurchase program, the Company and
K-FIT
have discretion to not repurchase shares or to suspend the programs.
If the Company Board or
K-FIT
Board adopts a share repurchase program, either the Company Board or
K-FIT
Board may amend or suspend the respective share repurchase program at any time in its discretion. Shareholders may not be able to sell your Company Shares on a timely basis in the event the Company Board amends or suspends the share repurchase program, absent a liquidity event, and the Company currently does not intend to undertake a liquidity event, and the Company is not obligated by its organizational documents or otherwise to effect a liquidity event at any time. The Company will notify Shareholders of such developments in quarterly reports or other filings. If less than the full amount of Company Shares requested to be repurchased in any given repurchase offer are repurchased, funds will be allocated pro rata based on the total number of Company Shares being repurchased without regard to class. The share repurchase program has many limitations and should not be considered a guaranteed method to sell shares promptly or at a desired price.
The timing of the Company’s and
K-FIT’s
repurchase offers pursuant to their respective share repurchase programs may be at a time that is disadvantageous to shareholders.
In the event a Shareholder chooses to participate in the Company’s share repurchase program, the shareholder will be required to provide the Company with notice of intent to participate prior to knowing what the NAV per share of the class of shares being repurchased will be on the repurchase date. Although a shareholder will have the ability to withdraw a repurchase request prior to the repurchase date, to the extent a shareholder seeks to sell shares to the Company as part of the periodic share repurchase program, the shareholder will be required to do so without knowledge of what the repurchase price of the Company’s shares will be on the repurchase date (and without knowledge of what the repurchase price of the
K-FIT
Class I Shares will be on
K-FIT’s
repurchase date).
When
K-FIT
makes repurchase offers pursuant to its share repurchase program, in which the Company will participate as a shareholder of
K-FIT,
K-FIT
may offer to
repurchase K-FIT
Class I Shares at a price that is lower than the price that you paid for your Company Shares. As a result, to the extent you have the ability to sell your Company Shares pursuant to the Company’s share repurchase program, the price at which you may sell Company Shares, which will be at a price equal to the NAV per share as of the last calendar day of the applicable quarter (subject to the Early Repurchase Deduction), may be lower than the amount you paid in connection with the purchase of Company Shares in the Company Private Offering.

The price at which we may
repurchase K-FIT
Class I Shares pursuant to our share repurchase program will be determined in accordance with the Adviser’s valuation policy and, as a result, there may be uncertainty as to the value of
K-FIT
Class I Shares.
Since
K-FIT
Class I Shares are not publicly traded, and we do not intend to list
K-FIT
Class I Shares on a national securities exchange, the fair value of
K-FIT
Class I Shares may not be readily determinable. Any repurchase of K-FIT
Class I Shares pursuant to our share repurchase program will be at a price equal to the NAV per share as of the last calendar day of the applicable quarter, except that
K-FIT
Class I Shares that have not been outstanding for at least one year may be repurchased at 98% of such NAV. Inputs into the determination of fair value of K-FIT
Class I Shares require significant management judgment or estimation.
In connection with the determination of the fair value of
K-FIT
Class I Shares, investment professionals from the Adviser may use valuations based upon our most recent financial statements and projected financial results. The participation of the Adviser’s investment professionals in our valuation process could result in a conflict of interest as the Adviser’s base management fee is based, in part, on our net assets and our incentive fees will be based, in part, on unrealized losses.
While the risks relating to repurchases noted above relate primarily to
K-FIT,
substantially similar risks exist for investments in the Company through the Company’s investment in
K-FIT.
Economic events that may cause
K-FIT
shareholders to request that the Company or
K-FIT
repurchase their respective shares may materially adversely affect our cash flow and our results of operations and financial condition.
Events affecting economic conditions in the United States and/or elsewhere or globally, including as a result of inflation or higher interest rates, actual or perceived instability in the U.S. banking system or market volatility, could cause our shareholders to seek to sell their
K-FIT
Class I Shares or Company Shares pursuant to the respective share repurchase programs at a time when such events are adversely affecting the performance of
K-FIT’s
assets. Even if
K-FIT
decides to satisfy all resulting repurchase requests,
K-FIT’s
cash flow and liquidity could be materially adversely affected, and it may incur additional leverage. In addition, if
K-FIT
determines to sell assets to satisfy repurchase requests, it may not be able to realize the return on such assets that it may have been able to achieve had it sold at a more favorable time, and
K-FIT’s
and the Company’s results of operations and financial condition could be materially adversely affected.
A significant volume of repurchase requests in a given period may in the future cause requests to exceed
K-FIT’s
planned 5% quarterly limit under its discretionary share repurchase program, resulting in less than the full amount of repurchase requests, including the Company’s aggregate repurchase request, being satisfied in such period.
It may be difficult to bring suit or foreclosure in
non-U.S. countries.
Because the effectiveness of the judicial systems in the countries in which
K-FIT
may invest varies,
K-FIT
(or any portfolio company) may have difficulty in foreclosing or successfully pursuing claims in the courts of such countries, as compared to the United States or other countries. Further, to the extent
K-FIT
or a portfolio company may obtain a judgment but is required to seek its enforcement in the courts of one of these countries in which
K-FIT
invests, there can be no assurance that such courts will enforce such judgment. The laws of other countries often lack the sophistication and consistency found in the United States with respect to foreclosure, bankruptcy, corporate reorganization or creditors’ rights.

Any unrealized losses
K-FIT
experiences on its portfolio may be an indication of future realized losses, which could reduce its income available for distribution.
As a BDC, we are required to carry our investments at market value or, if no market value is ascertainable, at the fair value as determined pursuant to policies adopted by the Adviser and subject to the oversight of the
K-FIT
Board. Decreases in the market value or fair value of our investments relative to amortized cost will be recorded as unrealized depreciation. Any unrealized losses in our portfolio could be an indication of a portfolio company’s inability to meet its repayment obligations to us with respect to the affected loans. This could result in realized losses in the future and ultimately in reductions of our income available for distribution in future periods. In addition, decreases in the market value or fair value of our investments will reduce our NAV.
While the risks relating to unrealized losses noted above relate primarily to
K-FIT,
substantially similar risks exist for investments in the Company through the Company’s investment in
K-FIT.
We may not be able to obtain all required state licenses.
We may be required to obtain various state licenses in order to, among other things, originate commercial loans. Applying for and obtaining required licenses can be costly and take several months. There is no assurance that we will obtain all of the licenses that we need on a timely basis. Furthermore, we will be subject to various information and other requirements in order to obtain and maintain these licenses, and there is no assurance that we will satisfy those requirements. Our failure to obtain or maintain licenses might restrict investment options and have other adverse consequences.
ESG and Sustainability Risks
In 2020, KKR published a Responsible Investment Policy that describes its approach to considering
ESG-related
issues across KKR’s businesses, including KKR Credit. KKR will assess ESG risks on an investment-by-investment
basis. The likely impacts of sustainability risks on the returns of
K-FIT
will depend on
K-FIT’s
exposure to investments that are vulnerable to sustainability risks and the materiality of the sustainability risks. The negative impacts of sustainability risks on
K-FIT
may be mitigated by KKR’s approach to integrating sustainability risks in its investment decision-making. However, there is no guarantee that these measures will mitigate or prevent sustainability risks from materializing in respect of
K-FIT.
The likely impact on the returns of
K-FIT
from an actual or potential material decline in the value of an investment due to an ESG event or condition will vary and depend on several factors including, but not limited to, the type, extent, complexity and duration of the event or condition, prevailing market conditions and the existence of any mitigating factors.
The ESG information used to determine whether companies are managed and behave responsibly may be provided by third-party sources and is based on backward-looking analysis. The subjective nature of non-financial
ESG criteria means a wide variety of outcomes are possible. The data may not adequately address material sustainability factors. The analysis is also dependent on companies disclosing relevant data and the availability of this data can be limited.
Compliance with the SEC’s Regulation Best Interest may negatively impact the ability to raise capital in the Company Private Offering and in the
K-FIT
Private Offering, which would harm our ability to achieve our investment objectives.
Commencing June 30, 2020, broker-dealers must comply with Regulation Best Interest, which, among other requirements, enhances the existing standard of conduct for broker-dealers and natural persons who are associated persons of a broker-dealer when recommending to a retail customer any securities transaction or investment strategy involving securities to a retail customer. The impact of Regulation Best Interest on broker-
dealers participating in our offering cannot be determined at this time, but it may negatively impact whether broker-dealers and their associated persons recommend the Company Private Offering or the
K-FIT
Private Offering to retail customers. Regulation Best Interest imposes a duty of care for broker-dealers to evaluate reasonable alternatives in the best interests of their clients. Reasonable alternatives to
K-FIT
exist and may have lower expenses and/or lower investment risk than K-FIT. Under Regulation Best Interest, broker-dealers participating in the offering must consider such alternatives in the best interests of their clients. If Regulation Best Interest reduces the ability to raise capital in the Company Private Offering or in the
K-FIT
Private Offering, it would harm our ability to create a diversified portfolio of investments and achieve our investment objectives and would
result in our fixed operating costs representing a larger percentage of our gross income.
Risks Related to
K-FIT’s
Investments
Our investments in prospective portfolio companies may be risky, and we could lose all or part of our investment.
Our investments in first lien, senior secured loans, senior secured bonds, ABF Investments and, to a lesser extent, subordinated debt and equity of private U.S. companies, including middle-market companies, may be risky and there is no limit on the amount of any such investments in which we may invest.
First Lien, Senior Secured Loans and Senior Secured Bonds
. There is a risk that any collateral pledged by portfolio companies in which we have taken a security interest may decrease in value over time or lose its entire value, may be difficult to sell in a timely manner, may be difficult to appraise and may fluctuate in value based upon the success of the business and market conditions, including as a result of the inability of the portfolio company to raise additional capital. To the extent our debt investment is collateralized by the securities of a portfolio company’s subsidiaries, such securities may lose some or all of their value in the event of the bankruptcy or insolvency of the portfolio company. Also, in some circumstances, our security interest may be contractually or structurally subordinated to claims of other creditors. In addition, deterioration in a portfolio company’s financial condition and prospects, including its inability to raise additional capital, may be accompanied by deterioration in the value of the collateral for the debt. Secured debt that is under-collateralized involves a greater risk of loss. Consequently, the fact that debt is secured does not guarantee that we will receive principal and interest payments according to the debt’s terms, or at all, or that we will be able to collect on the debt should we be forced to enforce our remedies.
Investments in Asset-Based Finance Opportunities.
 We intend to invest up to 30% of our total assets (net assets plus borrowings for investment purposes) in ABF Investments through joint ventures, investment platforms, private investment funds or other business entities that provide one or more of the following services: origination or sourcing of potential investment opportunities, due diligence and negotiation of potential investment opportunities and/or servicing, development and management (including turnaround) and disposition of investments. Such investments may be in or alongside existing or newly formed operators, consultants and/or managers that pursue such opportunities and may or may not include capital and/or assets contributed by third party investors. Such investments may include opportunities to direct-finance physical assets, such as airplanes and ships, and/or operating assets, such as financial service entities, as opposed to investment securities, or to invest in origination and/or servicing platforms directly. In valuing our investments, we rely primarily on information provided by operators, consultants and/or managers. Valuations of illiquid securities involve various judgments and consideration of factors that may be subjective. There is a risk that inaccurate valuations could adversely affect the value of
K-FIT
Class I Shares. We may not be able to promptly withdraw our investment in these ABF Investment opportunities, which may result in a loss to us and adversely affect our investment returns.
Subordinated Debt
. Any subordinated debt investments we make will generally rank junior in priority of payment to senior debt and will generally be unsecured. This may result in a heightened level of risk and volatility or a loss of principal, which could lead to the loss of the entire investment. These investments may involve additional risks that could adversely affect our investment returns. To the extent interest payments associated with such debt are deferred, such debt may be subject to greater fluctuations in valuations, and such debt could subject us and our shareholders to non-cash
income. Because we will not receive any principal repayments prior to the maturity of some of our subordinated debt investments, such investments will be of greater risk than amortizing loans.
Equity and Equity-Related Securities
. We may make select equity investments. In addition, in connection with our debt investments, we on occasion may receive equity interests such as warrants or options as additional consideration. The equity interests we receive may not appreciate in value and, in fact, may decline in value. Accordingly, we may not be able to realize gains from our equity interests, and any gains that we do realize on the disposition of any equity interests may not be sufficient to offset any other losses we experience.
Convertible Securities.
 We may invest in convertible securities, such as bonds, debentures, notes, preferred stocks or other securities that may be converted into, or exchanged for, a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by us is called for redemption, it will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Any of these actions could have an adverse effect on our ability to achieve our investment objective.
Preferred Securities.
Investments in preferred securities involve certain risks. Certain preferred securities contain provisions that allow an issuer under certain conditions to skip or defer distributions. If
K-FIT
owns a preferred security that is deferring its distribution,
K-FIT
may be required to include the amount of the deferred distribution in its taxable income for tax purposes although it does not currently receive such amount in cash. In order to receive the special treatment accorded to RICs and their shareholders under the Code and to avoid U.S. federal income and/or excise taxes at
K-FIT
level,
K-FIT
may be required to distribute this income to shareholders in the tax year in which the income is recognized (without a corresponding receipt of cash). Therefore,
K-FIT
may be required to pay out as an income distribution in any such tax year an amount greater than the total amount of cash income
K-FIT
actually received, and to sell portfolio securities, including at potentially disadvantageous times or prices, to obtain cash needed for these income distributions. Preferred securities often are subject to legal provisions that allow for redemption in the event of certain tax or legal changes or at the issuer’s call. In the event of redemption,
K-FIT
may not be able to reinvest the proceeds at comparable rates of return. Preferred securities are subordinated to bonds and other debt securities in an issuer’s capital structure in terms of priority for corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt securities. Preferred securities may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities, such as common stocks, corporate debt securities and U.S. government securities.
Non-U.S.
 Securities
. We may invest in
non-U.S. securities,
which may include securities denominated in U.S. dollars or in
non-U.S. currencies,
to the extent permitted by the 1940 Act. Because evidence of ownership of such securities usually is held outside the United States, we would be subject to additional risks if we invested in
non-U.S. securities,
which include possible adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions, which might adversely affect or restrict the payment of principal and interest on the
non-U.S. securities
to shareholders located outside the country of the issuer, whether from currency blockage or otherwise. Because
non-U.S. securities
may be purchased with and payable in foreign currencies, the value of these assets as measured in U.S. dollars may be affected unfavorably by changes in currency rates and exchange control regulations. In addition, investing in securities of companies in emerging markets involves many risks, including potential inflationary economic environments, regulation by foreign governments, different accounting standards, political uncertainties and economic, social, political, financial, tax and security conditions in the applicable emerging market, any of which could negatively affect the value of companies in emerging markets or investments in their securities.
Structured Products.
 We may invest in structured products, which may include collateralized debt obligations, collateralized bond obligations, collateralized loan obligations, structured notes and credit-linked notes. When investing in structured products, we may invest in any level of the subordination chain, including subordinated (lower-rated) tranches and residual interests (the lowest tranche). Structured products may be highly levered and therefore, the junior debt and equity tranches that we may invest in are subject to a higher risk of total loss and deferral or nonpayment of interest than the more senior tranches to which they are subordinated. In addition, we will generally have the right to receive payments only from the issuer or counterparty, and will generally not have direct rights against the underlying borrowers or entities. Furthermore, the investments we make in structured products are at times thinly traded or have only a limited trading market. As a result, investments in such structured products may be characterized as illiquid securities.
Derivatives and Other Similar Instruments.
 We may invest from time to time in derivatives and other similar instruments (referred to collectively in this section as “derivatives”), including total return swaps, interest rate swaps, credit default swaps and foreign currency forward contracts. Derivative investments have risks, including but not limited to: the imperfect correlation between the value of such instruments and our underlying assets, which creates the possibility that the loss on such instruments may be greater than the gain in the value of the underlying assets in our portfolio; the loss of principal; the risk from potential adverse market movements in relation to our derivatives positions, or the risk that markets could experience a change in volatility that adversely impacts our portfolio returns and our obligations and exposures; the possible default of the counterparty to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, we may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding, or may not recover at all. In addition, in the event of the insolvency of a counterparty to a derivative transaction, the derivative contract would typically be terminated at its fair market value. If we are owed this fair market value in the termination of the derivative contract and our claim is unsecured, we will be treated as a general creditor of such counterparty and will not have any claim with respect to the underlying security. Counterparty risk also refers to the related risks of having concentrated exposure to such a counterparty. Derivative investments in which we may invest may, in certain circumstances, give rise to a form of financial leverage, which may magnify the risk of loss. The ability to successfully use derivative investments depends on the ability of the Adviser to predict pertinent market movements, which cannot be assured. In addition, amounts paid by us as premiums and cash or other assets held in margin accounts with respect to our derivative investments would not be available to it for other investment purposes, which may result in lost opportunities for gain. Changes in the value of a derivative may also create margin delivery or settlement payment obligations. Derivative investments are also subject to operational and legal risks. Operational risk generally refers to risk related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human errors. Legal risk generally refers to insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.
Below Investment Grade Risk
. In addition, we intend to invest in securities that are rated below investment grade by rating agencies or that would be rated below investment grade if they were rated. Below investment grade securities, which are often referred to as “junk,” have predominantly speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal. They may also be difficult to value and illiquid. The major risks of below investment grade securities include:

•
Below investment grade securities may be issued by less creditworthy issuers. Issuers of below investment grade securities may have a larger amount of outstanding debt relative to their assets than issuers of investment grade securities. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of holders of below investment grade securities, leaving few or no assets available to repay holders of below investment grade securities.

•
Prices of below investment grade securities are subject to extreme price fluctuations. Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of below investment grade securities than on other higher-rated fixed-income securities.

•
Issuers of below investment grade securities may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments or the unavailability of additional financing.

•
Below investment grade securities will frequently have redemption features that permit an issuer to repurchase the security from us before it matures. If the issuer redeems below investment grade securities, we may have to invest the proceeds in securities with lower yields and may lose income.

•
Below investment grade securities may be less liquid than higher-rated fixed-income securities, even under normal economic conditions. There are fewer dealers in the below investment grade securities market, and there may be significant differences in the prices quoted by the dealers. Judgment may play a greater role in valuing these securities and we may be unable to sell these securities at an advantageous time or price.

•	We may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.
The credit rating of a high-yield security does not necessarily address its market value risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.
“Covenant-lite” Obligations
. We may invest in, or obtain exposure to, obligations that may be “covenant-lite,” which means such obligations lack certain financial maintenance covenants. While these loans may still contain other collateral protections, a covenant-lite loan may carry more risk than a covenant-heavy loan made by the same borrower, as it does not require the borrower to provide affirmation that certain specific financial tests have been satisfied on a routine basis as is required under a covenant-heavy loan agreement. Should a loan we hold begin to deteriorate in quality, our ability to negotiate with the borrower may be delayed under a covenant-lite loan compared to a loan with full maintenance covenants. This may in turn delay our ability to seek to recover its investment.
Asset-backed securities and structured products present additional risks.
We will invest significantly in opportunities to directly finance certain financial and hard assets including asset-backed securities (“ABSs”) and other structured products, which are securities and instruments backed by mortgages, including commercial mortgage-backed securities, trade claims, installment sale contracts, credit card receivables or other assets and which include collateralized debt obligations. The investment characteristics of ABSs differ from traditional debt securities. Among the major differences are that interest and principal payments are often made more frequently, for example monthly, and that the principal can be prepaid at any time because the underlying loans or other assets generally can be prepaid at any time. ABSs are not secured by an interest in the related collateral. Credit card receivables, for example, are generally unsecured and the debtors are entitled to the protection of a number of consumer loan laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of ABSs backed by automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related ABSs. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the ABSs could not have a proper security interest in all of the obligations backing such ABSs. Therefore, there is a possibility that recoveries on repossessed collateral will not, in some cases, be available to support payments on these securities. The risk of investing in ABSs is ultimately dependent upon payment of consumer loans by the debtor. The collateral supporting ABSs is of shorter maturity than certain other types of loans and is less likely to experience substantial prepayments. ABSs are often backed by pools of any variety of assets, including, for example, leases, mobile home loans and aircraft leases, which represent the obligations of a number of different parties and use credit enhancement techniques such as letters of credit, guarantees or preference rights. The value of an ABS is affected by changes in the market’s perception of the asset backing the security and the creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing any credit enhancement as well as by the expiration or removal of any credit enhancement.
In addition, investments in subordinated ABSs involve greater credit risk of default than the senior classes of the issue or series. Default risks are further pronounced in the case of ABSs secured by, or evidencing an interest in, a relatively small or less diverse pool of underlying loans. Certain subordinated securities absorb all losses from default before any other class of securities is at risk, particularly if such securities have been issued with little or no credit enhancement equity. Such securities, therefore, possess some of the attributes typically associated with equity investments.
International investments create additional risks.
We expect to make investments in portfolio companies that are domiciled outside of the United States. We anticipate that up to 30% of our investments may be in these types of assets. Our investments in foreign portfolio companies are deemed “non-qualifying assets,”
which means, as required by the 1940 Act, they, along with
other non-qualifying assets,
may not constitute more than 30% of our total assets at the time of our acquisition of any asset, after giving effect to the acquisition. Notwithstanding the limitation on our ownership of foreign portfolio companies, such investments subject us to many of the same risks as our domestic investments, as well as certain additional risks, including the following:

•	foreign governmental laws, rules and policies, including those restricting the ownership of assets in the foreign country or the repatriation of profits from the foreign country to the United States;

•	foreign currency devaluations that reduce the value of and returns on our foreign investments;

•	adverse changes in the availability, cost and terms of investments due to the varying economic policies of a foreign country in which we invest;

•	adverse changes in tax rates, the tax treatment of transaction structures and other changes in operating expenses of a particular foreign country in which we invest;

•
the assessment of foreign-country taxes (including withholding taxes, transfer taxes and value added taxes, any or all of which could be significant) on income or gains from our investments in the foreign country;

•	adverse changes in foreign-country laws, including those relating to taxation, bankruptcy and ownership of assets;

•	changes that adversely affect the social, political and/or economic stability of a foreign country in which we invest;

•	high inflation in the foreign countries in which we invest, which could increase the costs to us of investing in those countries;

•
deflationary periods in the foreign countries in which we invest, which could reduce demand for our assets in those countries and diminish the value of such investments and the related investment returns to us; and

•	legal and logistical barriers in the foreign countries in which we invest that materially and adversely limit our ability to enforce our contractual rights with respect to those investments.
In addition, we may make investments in countries whose governments or economies may prove unstable. Certain of the countries in which we may invest may have political, economic and legal systems that are unpredictable, unreliable or otherwise inadequate with respect to the implementation, interpretation and enforcement of laws protecting asset ownership and economic interests. In some of the countries in which we may invest, there may be a risk of nationalization, expropriation or confiscatory taxation, which may have an adverse effect on our portfolio companies in those countries and the rates of return that we are able to achieve on such investments. We may also lose the total value of any investment which is nationalized, expropriated or confiscated. The financial results and investment opportunities available to us, particularly in developing countries and emerging markets, may be materially and adversely affected by any or all of these political, economic and legal risks.
We are subject to certain risks related to the Warehousing Transaction.
We may not be able to consummate or realize the anticipated benefits from the Warehousing Transaction. Under the Warehousing Transaction, we have agreed to purchase assets from the Financing Provider at prices based on cost plus adjustments, fees or other amounts designed to compensate the Financing Provider for holding the assets before we purchase them from the Financing Provider. As a result, we will pay additional costs in connection with acquiring assets through the Warehousing Transaction compared to purchasing them directly.
The purchase of assets from the Financing Provider will be at prices determined under the Facility Agreement regardless of the assets’ market prices at the time of acquisition. As a result, we may pay more or less than the current market value of such assets when we acquire them. We may purchase such assets even if they are in default.
We may not be able to raise sufficient funds to purchase all of the assets in the Warehousing Transaction. In such case, we may determine to purchase some but not all of the assets held by the Financing Provider. There is no guarantee that the assets we purchase through the Warehousing Transaction will ultimately be the best performing assets of those available. Even if we have sufficient funds to purchase the assets in the Warehousing Transaction, we may not have sufficient funds to make other investments. We may also borrow to obtain funds necessary to purchase assets in the Warehousing Transaction.
Our investments in private investment funds, including hedge funds, private equity funds, limited liability companies and other business entities, subject us indirectly to the underlying risks of such private investment funds and additional fees and expenses.
We may invest in private investment funds, including hedge funds, private equity funds, limited liability companies and other business entities which would be required to register as investment companies but for an exemption under Sections 3(c)(1) and 3(c)(7) of the 1940 Act. Our investments in private funds are subject to substantial risks. Investments in such private investment funds expose us to the risks associated with the businesses of such funds or entities as well as such private investment funds’ portfolio companies. These private investment funds may or may not be registered investment companies and, thus, may not be subject to protections afforded by the 1940 Act, covering, among other areas, liquidity requirements, governance by an independent board, affiliated transaction restrictions, leverage limitations, public disclosure requirements and custody requirements.
We rely primarily on information provided by managers of private investment funds in valuing our investments in such funds. There is a risk that inaccurate valuations provided by managers of private investment funds could adversely affect the value of
K-FIT
Class I Shares. In addition, there can be no assurance that a manager of a private investment fund will provide advance notice of any material change in such private investment fund’s investment program or policies and thus, our investment portfolio may be subject to additional risks which may not be promptly identified by the Adviser. Moreover, we may not be able to withdraw our investments in certain private investment funds promptly after we make a decision to do so, which may result in a loss to us and adversely affect our investment returns.
Investments in the securities of private investment funds may also involve duplication of advisory fees and certain other expenses. By investing in private investment funds indirectly through us, you bear a pro rata portion of our advisory fees and other expenses, and also indirectly bear a pro rata portion of the advisory fees, performance-based allocations and other expenses borne by us as an investor in the private investment funds. In addition, the purchase of the shares of some private investment funds requires the payment of sales loads and (in the case of closed-end investment
companies) sometimes substantial premiums above the value of such investment companies’ portfolio securities.
In addition, certain private investment funds may not provide us with the liquidity we require and would thus subject us to liquidity risk. Further, even if an investment in a private investment fund is deemed liquid at the time of investment, the private investment fund may, in the future, alter the nature of our investments and cease to be a liquid investment fund, subjecting us to liquidity risk.
Our portfolio companies may incur debt that ranks equally with, or senior to, our investments in such companies.
Our portfolio companies may have, or may be permitted to incur, other debt that ranks equally with, or senior to, the debt in which we invest. By their terms, such debt instruments may entitle the holders to receive payment of interest or principal on or before the dates on which we are entitled to receive payments with respect to the debt instruments in which we invest. Also, in the event of insolvency, liquidation, dissolution, reorganization or bankruptcy of a portfolio company, holders of debt instruments ranking senior to our investment in that portfolio company would typically be entitled to receive payment in full before we receive any proceeds. After repaying such senior creditors, such portfolio company may not have any remaining assets to use for repaying its obligation to us. In the case of debt ranking equally with debt instruments in which we invest, we would have to share on an equal basis any distributions with other creditors holding such debt in the event of an insolvency, liquidation, dissolution, reorganization or bankruptcy of the relevant portfolio company.
There may be circumstances where our debt investments could be subordinated to claims of other creditors or we could be subject to lender liability claims.
If one of our portfolio companies were to file for bankruptcy, depending on the facts and circumstances, including the extent to which we actually provided managerial assistance to that portfolio company, a bankruptcy court might re-characterize
our debt investment and subordinate all or a portion of our claim to that of other creditors. We may also be subject to lender liability claims for actions taken by us with respect to a borrower’s business or instances where we exercise control over the borrower.
We generally will not control our portfolio companies.
We do not expect to control most of our portfolio companies, even though we may have board representation or board observation rights, and our debt agreements with such portfolio companies may contain certain restrictive covenants. As a result, we are subject to the risk that a portfolio company in which we invest may make business decisions with which we disagree and the management of such company, as representatives of the holders of the company’s common equity, may take risks or otherwise act in ways that do not serve our interests as debt investors. Due to the lack of liquidity for our investments in non-traded
companies, we may not be able to dispose of our interests in our portfolio companies as readily as we would like or at an appropriate valuation. As a result, a portfolio company may make decisions that could decrease the value of our portfolio holdings.
Declines in market values or fair market values of our investments could result in significant net unrealized depreciation of our portfolio, which in turn would reduce our NAV.
Under the 1940 Act, we are required to carry our investments at market value or, if no market value is ascertainable, at fair value as determined pursuant to policies adopted by the Adviser and subject to the oversight of the
K-FIT
Board. While most of our investments are not publicly traded, applicable accounting standards require us to assume as part of our valuation process that our investments are sold in a principal market to market participants (even if we plan on holding an investment through its maturity) and impairments of the market values or fair market values of our investments, even if unrealized, must be reflected in our financial statements for the applicable period as unrealized depreciation, which could result in a significant reduction to our NAV for a given period.
We are exposed to risks associated with changes in interest rates.
We are subject to financial market risks, including changes in interest rates. General interest rate fluctuations may have a substantial negative impact on our investments, investment opportunities and cost of capital and, accordingly, may have a material adverse effect on our investment objectives, our rate of return on invested capital and our ability to service our debt and make distributions to our shareholders. In addition, an increase in interest rates would make it more expensive to use debt for our financing needs, if any.
Our investment portfolio primarily consists of senior secured debt with maturities typically ranging from three to seven years. The longer the duration of these securities, generally, the more susceptible they are to changes in market interest rates. As market interest rates increase, those securities with a lower yield-at-cost can
experience
a mark-to-market unrealized
loss. An impairment of the fair market value of our investments, even if unrealized, must be reflected in our financial statements for the applicable period and may therefore have a material adverse effect on our results of operations for that period.
Because we incur indebtedness and have issued the
K-FIT
Series A Preferred Shares to make investments, our net investment income is dependent, in part, upon the difference between the rate at which we borrow funds or pay interest on any debt securities, or pay distributions on the
K-FIT
Series A Preferred Shares, and the rate at which we invest these funds. The recent increases in interest rates will make it more expensive to use debt to finance our investments and to refinance any financing arrangements. In addition, certain of our financing arrangements provide for adjustments in the loan interest rate along with changes in market interest rates. Therefore, in periods of rising interest rates, our cost of funds will increase, which could materially reduce our net investment income. Any reduction in the level of interest rates on new investments relative to interest rates on our current investments could also adversely impact our net investment income.
We have and may continue to structure the majority of our debt investments with floating interest rates to position our portfolio for rate increases. However, there can be no assurance that this will successfully mitigate our exposure to interest rate risk. For example, in rising interest rate environments, payments under floating rate debt instruments generally would rise and there may be a significant number of issuers of such floating rate debt instruments that would be unable or unwilling to pay such increased interest costs and may otherwise be unable to repay their loans. Rising interest rates could also cause portfolio companies to shift cash from other productive uses to the payment of interest, which may have a material adverse effect on their business and operations and could, over time, lead to increased defaults. Investments in floating rate debt instruments may also decline in value in response to rising interest rates if the interest rates of such investments do not rise as much, or as quickly, as market interest rates in general. Similarly, during periods of rising interest rates, our fixed rate investments may decline in value because the fixed rate of interest paid thereunder may be below market interest rates.
In March 2021, the U.K.’s Financial Conduct Authority publicly announced that all U.S. Dollar LIBOR settings will either cease to be provided by any administrator or no longer be representative (i) immediately after December 31, 2021 for one-week and two-month U.S. Dollar
LIBOR settings and (ii) immediately after June 30, 2023 for the remaining U.S. Dollar LIBOR settings. Although most U.S. dollar LIBOR rates will continue to be published through June 30, 2023, the FCA no longer compels panel banks to continue to contribute to LIBOR and the Federal Reserve Board, the Office of the Comptroller of the Currency, and the Federal Deposit Insurance Corporation have encouraged banks to cease entering into new contracts that use U.S. dollar LIBOR as a reference rate. The U.S. Federal Reserve, in conjunction with the Alternative Reference Rates Committee, a steering committee comprised of large U.S. financial institutions, supports replacing U.S. dollar LIBOR with the Secured Overnight Financing Rate, or SOFR, a new index calculated by short-term repurchase agreements backed by Treasury securities.
Some regulators have prohibited the use of any LIBOR benchmarks in new contracts and have required that regulated entities transition existing contracts to another benchmark prior to June 30, 2023. Although settings of such LIBOR benchmarks may continue to be available, such prohibitions and requirements may adversely affect the value of floating-rate debt securities in our portfolio. While SOFR appears to be the preferred replacement rate for U.S. dollar LIBOR, it is not possible to predict whether SOFR will ultimately prevail in the market as the definitive replacement for LIBOR. At this time, we expect that SOFR will be the prevailing replacement for U.S. dollar LIBOR for our floating rate investments. The transition away from LIBOR and other current reference rates to alternative reference rates is complex and could have a material adverse effect on our business, financial condition and results of operations, including as a result of any changes in the pricing of our investments, changes to the documentation for certain of our investments and the pace of such changes, disputes and other actions regarding the interpretation of current and prospective loan documentation or modifications to processes and systems.
The Internal Revenue Service (the “IRS”) has issued final regulations regarding the tax consequences of the transition from interbank offered rate (“IBOR”) to a new reference rate in debt instruments and non-debt
contracts. Under the final regulations, alteration or modification of the terms of a debt instrument to replace an operative rate that uses a discontinued IBOR with a qualified rate (as defined in the final regulations) including true up payments equalizing the fair market value of contracts before and after such IBOR transition, to add a qualified rate as a fallback rate to a contract whose operative rate uses a discontinued IBOR or to replace a fallback rate that uses a discontinued IBOR with a qualified rate would not be taxable. The IRS may provide additional guidance, with potential retroactive effect.
Furthermore, because a rise in the general level of interest rates can be expected to lead to higher interest rates applicable to our debt investments, an increase in interest rates would make it easier for us to meet or exceed the incentive fee hurdle rate in the investment advisory agreement and may result in a substantial increase of the amount of incentive fees payable to the Adviser with respect to pre-incentive fee
net investment income.
Any second priority liens on collateral securing debt investments that we make to our portfolio companies may be subject to control by senior creditors with first priority liens. If there is a default, the value of the collateral may not be sufficient to repay in full both the first priority creditors and us.
Certain debt investments that we make to portfolio companies may be secured on a second priority basis by the same collateral securing first priority debt of such companies. The first priority liens on the collateral will secure the portfolio company’s obligations under any outstanding senior debt and may secure certain other future debt that may be permitted to be incurred by the company under the agreements governing the loans. The holders of obligations secured by the first priority liens on the collateral will generally control the liquidation of and be entitled to receive proceeds from any realization of the collateral to repay their obligations in full before us. In addition, the value of the collateral in the event of liquidation will depend on market and economic conditions, the availability of buyers and other factors. There can be no assurance that the proceeds, if any, from the sale or sales of all of the collateral would be sufficient to satisfy the debt obligations secured by the second priority liens after payment in full of all obligations secured by the first priority liens on the collateral. If such proceeds are not sufficient to repay amounts outstanding under the debt obligations secured by the second priority liens, then we, to the extent not repaid from the proceeds of the sale of the collateral, will only have an unsecured claim against the company remaining assets, if any.
We may also make unsecured debt investments in portfolio companies, meaning that such investments will not benefit from any interest in collateral of such companies. Liens on such portfolio companies’ collateral, if any, will secure the portfolio company’s obligations under its outstanding secured debt and may secure certain future debt that is permitted to be incurred by the portfolio company under its secured debt agreements. The holders of obligations secured by such liens will generally control the liquidation of, and be entitled to receive proceeds from, any realization of such collateral to repay their obligations in full before we are so entitled. In addition, the value of such collateral in the event of liquidation will depend on market and economic conditions, the availability of buyers and other factors. There can be no assurance that the proceeds, if any, from sales of such collateral would be sufficient to satisfy its unsecured debt obligations after payment in full of all secured debt obligations. If such proceeds were not sufficient to repay the outstanding secured debt obligations, then its unsecured claims would rank equally with the unpaid portion of such secured creditors’ claims against the portfolio company’s remaining assets, if any.
The rights we may have with respect to the collateral securing the debt investments we make to our portfolio companies with senior debt outstanding may also be limited pursuant to the terms of one or more intercreditor agreements that we enter into with the holders of senior debt. Under such an intercreditor agreement, at any time that obligations that have the benefit of the first priority liens are outstanding, any of the following actions that may be taken in respect of the collateral will be at the direction of the holders of the obligations secured by the first priority liens: the ability to cause the commencement of enforcement proceedings against the collateral; the ability to control the conduct of such proceedings; the approval of amendments to collateral documents; releases of liens on the collateral; and waivers of past defaults under collateral documents. We may not have the ability to control or direct such actions, even if our rights are adversely affected.
Economic recessions or downturns or restrictions on trade could impair our portfolio companies and adversely affect our operating results.
Many of our portfolio companies may be susceptible to economic recessions or downturns and may be unable to repay our debt investments during these periods. Therefore, our non-performing
assets are likely to increase, and the value of our portfolio is likely to decrease during these periods. Adverse economic conditions may also decrease the value of any collateral securing our senior secured debt. A prolonged recession may further decrease the value of such collateral and result in losses of value in our portfolio and a decrease in our revenues, net income and NAV. Certain of our portfolio companies may also be impacted by tariffs or other matters affecting international trade. Unfavorable economic conditions also could increase our funding costs, limit our access to the capital markets or result in a decision by lenders not to extend credit to us on terms we deem acceptable. These events could prevent us from increasing investments and adversely affect our operating results.
Economic downturns or recessions may also result in a portfolio company’s failure to satisfy financial or operating covenants imposed by us or other lenders, which could lead to defaults and, potentially, acceleration of the time when the loans are due and foreclosure on its assets representing collateral for its obligations, which could trigger cross defaults under other agreements and jeopardize our portfolio company’s ability to meet its obligations under the debt that we hold and the value of any equity securities we own. We may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting portfolio company.
Changes to United States tariff and import/export regulations may have a negative effect on our portfolio companies.
There have been significant changes to United States trade policies, treaties and tariffs, and in the future there may be additional significant changes. These and any future developments, and continued uncertainty surrounding trade policies, treaties and tariffs, may have a material adverse effect on global economic conditions and the stability of global financial markets, and may significantly reduce global trade and, in particular, trade between the impacted nations and the United States. Any of these factors could depress economic activity and restrict our portfolio companies’ access to suppliers or customers and could have material adverse effects on our business, financial condition and results of operations.

Inflation may adversely affect the business, results of operations and financial condition of our portfolio companies.
Certain of our portfolio companies are in industries that may be impacted by inflation. If such portfolio companies are unable to pass any increases in their costs of operations along to their customers, it could adversely affect their operating results and impact their ability to pay interest and principal on our loans, particularly if interest rates rise in response to inflation. In addition, any projected future decreases in our portfolio companies’ operating results due to inflation could adversely impact the fair value of those investments. Any decreases in the fair value of our investments could result in future realized or unrealized losses and therefore reduce our net assets resulting from operations.
A covenant breach or other default by our portfolio companies may adversely affect our operating results.
A portfolio company’s failure to satisfy financial or operating covenants imposed by us or other lenders could lead to defaults and, potentially, termination of its loans and foreclosure on its secured assets, which could trigger cross-defaults under other agreements and jeopardize a portfolio company’s ability to meet its obligations under the debt or equity securities that we hold. We may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms, which may include the waiver of certain financial covenants, with a defaulting portfolio company. In addition, lenders in certain cases can be subject to lender liability claims for actions taken by them when they become too involved in the borrower’s business or exercise control over a borrower. It is possible that we could become subject to a lender’s liability claim, including as a result of actions taken if we render significant managerial assistance to the borrower. Furthermore, if one of our portfolio companies were to file for bankruptcy protection, a bankruptcy court might re-characterize
our debt holding and subordinate all or a portion of our claim to claims of other creditors, even though we may have structured our investment as senior secured debt. The likelihood of such a re-characterization
would depend on the facts and circumstances, including the extent to which we provided managerial assistance to that portfolio company.
Our portfolio companies may be highly leveraged.
Some of our portfolio companies may be highly leveraged, which may have adverse consequences to these companies and to us as an investor. These companies may be subject to restrictive financial and operating covenants and the leverage may impair these companies’ ability to finance their future operations and capital needs. As a result, these companies’ flexibility to respond to changing business and economic conditions and to take advantage of business opportunities may be limited. Further, a leveraged company’s income and net assets will tend to increase or decrease at a greater rate than if borrowed money were not used.
Investing in large private U.S. borrowers may limit
K-FIT’s
ability to achieve high growth rates during times of economic expansion.
Investing in originated assets made to large private U.S. borrowers may result in
K-FIT
underperforming other segments of the market, particularly during times of economic expansion, because large private U.S. borrowers may be less responsive to competitive challenges and opportunities in the financial markets. As a result,
K-FIT’s
value may not rise at the same rate, if at all, as other funds that invest in smaller market capitalization companies that are more capable of responding to economic and industrial changes.
Investing in middle-market companies involves a number of significant risks, any one of which could have a material adverse effect on our operating results.
Investments in middle-market companies involve some of the same risks that apply generally to investments in larger, more established companies. However, such investments have more pronounced risks in that middle-market companies:

•	may have limited financial resources and may be unable to meet the obligations under their debt securities that we hold, which may be accompanied by a deterioration in the value of any collateral pledged under such securities and a reduction in the likelihood of us realizing any guarantees we may have obtained in connection with our investment;

•
frequently have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which tends to render them more vulnerable to competitors’ actions and changing market conditions, as well as general economic downturns;

•
are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on our portfolio company and, in turn, on us;

•
generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. In addition, our executive officers,
K-FIT
Board and members of the Adviser may, in the ordinary course of business, be named as defendants in litigation arising from our investments in the portfolio companies; and

•	may have difficulty accessing the capital markets to meet future capital needs, which may limit their ability to grow or to repay their outstanding indebtedness upon maturity.
We may not realize gains from our equity investments.
Certain investments that we may make could include warrants or other equity securities. In addition, we may make direct equity investments in portfolio companies. Our goal is ultimately to realize gains upon our disposition of such equity interests. However, the equity interests we receive may not appreciate in value and, in fact, may decline in value. Accordingly, we may not be able to realize gains from our equity interests, and any gains that we do realize on the disposition of any equity interests may not be sufficient to offset any other losses we experience. We also may be unable to realize any value if a portfolio company does not have a liquidity event, such as a sale of the business, recapitalization or public offering, which would allow us to sell the underlying equity interests. We intend to seek puts or similar rights to give us the right to sell our equity securities back to the portfolio company issuer. We may be unable to exercise these put rights for the consideration provided in our investment documents if the issuer is in financial distress.
An investment strategy focused primarily on privately held companies presents certain challenges, including, but not limited to, the lack of available information about these companies.
We intend to invest primarily in privately held companies. Investments in private companies pose significantly greater risks than investments in public companies. First, private companies have reduced access to the capital markets, resulting in diminished capital resources and the ability to withstand financial distress. Second, the depth and breadth of experience of management in private companies tends to be less than that at public companies, which makes such companies more likely to depend on the management talents and efforts of a smaller group of persons and/or persons with less depth and breadth of experience. Therefore, the decisions made by such management teams and/or the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on our investments and, in turn, on us. Third, the investments themselves tend to be less liquid. As such, we may have difficulty exiting an investment promptly or at a desired price prior to maturity or outside of a normal amortization schedule. As a result, the relative lack of liquidity and the potential diminished capital resources of our target portfolio companies may affect our investment returns. Fourth, limited public information generally exists about private companies. Fifth, these companies may not have third-party debt ratings or audited financial statements. We must therefore rely on the ability of the Adviser to obtain adequate information through due diligence to evaluate the creditworthiness and potential returns from investing in these companies. The Adviser would typically assess an investment in a portfolio company based on the Adviser’s estimate of the portfolio company’s earnings and enterprise value, among other things, and these estimates may be based on limited information and may otherwise be inaccurate, causing the Adviser to make different investment decisions than it may have made with more complete information. These private companies and their financial information will not be subject to the Sarbanes-Oxley Act and other rules that govern public companies. If we are unable to uncover all material information about these companies, we may not make a fully informed investment decision, and we may lose money on our investments.
Any investments in securities or assets of publicly traded companies are subject to the risks inherent in investing in public securities.
We may invest a portion of our portfolio in publicly traded assets. For example, it is not expected that we will be able to negotiate additional financial covenants or other contractual rights, which we might otherwise be able to obtain in making privately negotiated investments. In addition, by investing in publicly traded securities or assets, we will be subject to U.S. federal and state securities laws, as well as
non-U.S. securities
laws, that may, among other things, restrict or prohibit our ability to make or sell an investment. Moreover, we may not have the same access to information in connection with investments in public securities, either when investigating a potential investment or after making an investment, as compared to privately negotiated investments. Furthermore, we may be limited in its ability to make investments and to sell existing investments in public securities because the Adviser or its affiliates may be deemed to have material, non-public
information regarding the issuers of those securities or as a result of other internal policies. The inability to sell public securities in these circumstances could materially adversely affect our investment results. In addition, an investment may be sold by us to a public company where the consideration received is a combination of cash and stock of the public company, which may, depending on the securities laws of the relevant jurisdiction, be subject to lock-up
periods.
A lack of liquidity in certain of our investments may adversely affect our business.
We intend to invest in certain companies whose securities are not publicly traded or actively traded on the secondary market and are, instead, traded on a privately negotiated OTC secondary market for institutional investors and whose securities are subject to legal and other restrictions on resale or are otherwise less liquid than publicly traded securities. The illiquidity of certain of our investments may make it difficult for us to sell these investments when desired. In addition, if we are required to liquidate all or a portion of our portfolio quickly, we may realize significantly less than the value at which we had previously recorded these investments. The reduced liquidity of our investments may make it difficult for us to dispose of them at a favorable price, and, as a result, we may suffer losses.
We may not have the funds or ability to make additional investments in our portfolio companies.
We may not have the funds or ability to make additional investments in our portfolio companies. After our initial investment in a portfolio company, we may be called upon from time to time to provide additional funds to such company or have the opportunity to increase our investment through the exercise of a warrant to purchase common stock. There is no assurance that we will make, or will have sufficient funds to make, follow-on
investments. Any decisions not to make
a follow-on investment
or any inability on our part to make such an investment may have a negative impact on a portfolio company in need of such an investment, may result in a missed opportunity for us to increase our participation in a successful operation or may reduce the expected return on the investment.

Our investments may include original issue discount and
payment-in-kind
instruments.
To the extent that we invest in original issue discount or
payment-in-kind
(“PIK”) instruments and the accretion of original issue discount or PIK interest income constitutes a portion of our income, we will be exposed to risks associated with the requirement to include such non-cash
income in taxable and accounting income prior to receipt of cash, including the following:

•
the higher interest rates on PIK instruments reflect the payment deferral and increased credit risk associated with these instruments, and PIK instruments generally represent a significantly higher credit risk than coupon loans;

•
original issue discount and PIK instruments may have unreliable valuations because the accruals require judgments about collectability of the deferred payments and the value of any associated collateral;

•
an election to defer PIK interest payments by adding them to the principal on such instruments increases our future investment income which increases our net assets and, as such, increases the Adviser’s future base management fees which, thus, increases the Adviser’s future income incentive fees at a compounding rate;

•
market prices of PIK instruments and other
zero-coupon
instruments are affected to a greater extent by interest rate changes, and may be more volatile than instruments that pay interest periodically in cash. While PIK instruments are usually less volatile than zero coupon debt instruments, PIK instruments are generally more volatile than cash pay securities;

•	the deferral of PIK interest on an instrument increases the loan-to-value ratio, which is a measure of the riskiness of a loan, with respect to such instrument;

•	even if the conditions for income accrual under GAAP are satisfied, a borrower could still default when actual payment is due upon the maturity of such loan;

•
the required recognition of original issue discount or PIK interest for U.S. federal income tax purposes may have a negative impact on liquidity, as it represents a non-cash
component of investment company taxable income that may require cash distributions to shareholders in order to maintain the ability to be subject to tax as a RIC; and

•	original issue discount may create a risk of non-refundable cash payments to the Adviser based on non-cash accruals that may never be realized.
We may use a wide range of investment techniques that could expose us to a diverse range of risks.
The Adviser may employ investment techniques or invest in instruments that it believes will help achieve our investment objectives, whether or not such investment techniques or instruments are specifically described herein, so long as such investments are consistent with our investment strategies and objectives and subject to applicable law. Such investment techniques or instruments may not be thoroughly tested in the market before being employed and may have operational or theoretical shortcomings which could result in unsuccessful investments and, ultimately, losses to us. In addition, any such investment technique or instrument may be more speculative than other investment techniques or instruments specifically described herein and may involve material and unanticipated risks. There can be no assurance that the Adviser will be successful in implementing any such investment technique. Furthermore, the diversification and type of investments may differ substantially from our prior investments.
We may from time to time enter into total return swaps, credit default swaps or other derivative transactions which expose us to certain risks, including credit risk, market risk, liquidity risk and other risks similar to those associated with the use of leverage.
We may from time to time enter into total return swaps, credit default swaps or other derivative transactions that seek to modify or replace the investment performance of a particular reference security or other asset. These transactions are typically individually
negotiated, non-standardized agreements
between two parties to exchange payments, with payments generally calculated by reference to a notional amount or quantity. Swap contracts and similar derivative contracts are not traded on exchanges; rather, banks and dealers act as principals in these markets. These investments may present risks in excess of those resulting from the referenced security or other asset. Because these transactions are not an acquisition of the referenced security or other asset itself, the investor has no right directly to enforce compliance with the terms of the referenced security or other asset and has no voting or other consensual rights of ownership with respect to the referenced security or other asset. In the event of insolvency of a counterparty, we will be treated as a general creditor of the counterparty and will have no claim of title with respect to the referenced security or other asset.
A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in the market value of the referenced security or other assets underlying the total return swap during a specified period, in return for periodic payments based on a fixed or variable interest rate.
A total return swap is subject to market risk, liquidity risk and risk of imperfect correlation between the value of the total return swap and the debt obligations underlying the total return swap. In addition, we may incur certain costs in connection with a total return swap that could in the aggregate be significant.
A credit default swap is a contract in which one party buys or sells protection against a credit event with respect to an issuer, such as an issuer’s failure to make timely payments of interest or principal on its debt obligations, bankruptcy or restructuring during a specified period. Generally, if we sell credit protection using a credit default swap, we will receive fixed payments from the swap counterparty and if a credit event occurs with respect to the applicable issuer, we will pay the swap counterparty par for the issuer’s defaulted debt securities and the swap counterparty will deliver the defaulted debt securities to us. Generally, if we buy credit protection using a credit default swap, we will make fixed payments to the counterparty and if a credit event occurs with respect to the applicable issuer, we will deliver the issuer’s defaulted securities underlying the swap to the swap counterparty and the counterparty will pay us par for the defaulted securities. Alternatively, a credit default swap may be cash settled and the buyer of protection would receive the difference between the par value and the market value of the issuer’s defaulted debt securities from the seller of protection.
Credit default swaps are subject to the credit risk of the underlying issuer. If we are selling credit protection, there is a risk that we will not properly assess the risk of the underlying issuer, a credit event will occur and we will have to pay the counterparty. If we are buying credit protection, there is a risk that we will not properly assess the risk of the underlying issuer, no credit event will occur and we will receive no benefit for the premium paid.
A derivative transaction is also subject to the risk that a counterparty will default on its payment obligations thereunder or that we will not be able to meet our obligations to the counterparty. In some cases, we may post collateral to secure our obligations to the counterparty, and we may be required to post additional collateral upon the occurrence of certain events such as a decrease in the value of the reference security or other asset. In some cases, the counterparty may not collateralize any of its obligations to us.
Derivative investments effectively add leverage to a portfolio by providing investment exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. In addition to the risks described above, such arrangements are subject to risks similar to those associated with the use of leverage.
We may enter into repurchase agreements or reverse repurchase agreements.
Subject to our investment objectives and policies, we may invest in repurchase agreements as a buyer for investment purposes. Repurchase agreements typically involve the acquisition by
K-FIT
of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that
K-FIT
will sell the securities back to the institution at a fixed time in the future for the purchase price plus premium (which often reflects the interests).
K-FIT
does not bear the risk of a decline in the value of the underlying security unless the seller defaults under its repurchase obligation. In the event of the bankruptcy or other default of a seller of a repurchase agreement,
K-FIT
could experience both delays in liquidating the underlying securities and losses, including (1) possible decline in the value of the underlying security during the period in which
K-FIT
seeks to enforce its rights thereto; (2) possible lack of access to income on the underlying security during this period; and (3) expenses of enforcing its rights. In addition, as described above, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution,
K-FIT
generally will seek to liquidate such collateral. However, the exercise of
K-FIT’s
right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price,
K-FIT
could suffer a loss.
Subject to our investment objectives and policies, we invest in repurchase agreements as a seller, also knowns as a “reverse repurchase agreement.”
K-FIT’s
use of reverse repurchase agreements involves many of the same risks involved in
K-FIT’s
use of leverage, as the proceeds from reverse repurchase agreements generally will be invested in additional securities. There is a risk that the market value of the securities acquired in the reverse repurchase agreement may decline below the price of the securities that
K-FIT
has sold but remains obligated to repurchase. If the buyer of securities under a reverse repurchase agreement were to file for bankruptcy or experiences insolvency,
K-FIT
may be adversely affected. Also, in entering into reverse repurchase agreements,
K-FIT
would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the underlying securities. In addition, due to the interest costs associated with reverse repurchase agreements transactions,
K-FIT’s
NAV will decline, and, in some cases,
K-FIT
may be worse off than if it had not used such instruments.
We may enter into securities lending agreements.
We may from time to time make secured loans of our marginable securities to brokers, dealers and other financial institutions if our asset coverage, as defined in the 1940 Act, would at least equal 150% immediately after each such loan. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, such loans will be made only to brokers and other financial institutions that are believed by the Adviser to be of high credit standing. Securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral consisting of U.S. government securities, cash or cash equivalents (e.g., negotiable certificates of deposit, bankers’ acceptances or letters of credit) maintained on a daily mark-to-market
basis in an amount at least equal at all times to the market value of the securities lent. If
K-FIT
enters into a securities lending arrangement, the Adviser, as part of its responsibilities under the
K-FIT
Advisory Agreement, will invest
K-FIT’s
cash collateral in accordance with
K-FIT’s
investment objectives and strategies.
K-FIT
will pay the borrower of the securities a fee based on the amount of the cash collateral posted in connection with the securities lending program. The borrower will pay to
K-FIT,
as the lender, an amount equal to any dividends or interest received on the securities lent.
K-FIT
may invest the cash collateral received only in accordance with its investment objectives, subject to
K-FIT’s
agreement with the borrower of the securities. In the case of cash collateral,
K-FIT
expects to pay a rebate to the borrower. The reinvestment of cash collateral will result in a form of effective leverage for
K-FIT.
Although voting rights or rights to consent with respect to the loaned securities pass to the borrower,
K-FIT,
as the lender, will retain the right to call the loans and obtain the return of the securities loaned at any time on reasonable notice, and it will do so in order that the securities may be voted by
K-FIT
if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment.
K-FIT
may also call such loans in order to sell the securities involved. When engaged in securities lending,
K-FIT’s
performance will continue to reflect changes in the value of the securities loaned and will also reflect the receipt of interest through investment of cash collateral by
K-FIT
in permissible investments.

We may acquire various financial instruments for purposes of “hedging” or reducing our risks, which may be costly and ineffective and could reduce our cash available for distribution to our shareholders.
We may seek to hedge against interest rate and currency exchange rate fluctuations and credit risk by using financial instruments such as futures, options, swaps and forward contracts, subject to the requirements of the 1940 Act. These financial instruments may be purchased on exchanges or may be individually negotiated and traded in OTC markets. Use of such financial instruments for hedging purposes may present significant risks, including the risk of loss of the amounts invested. Defaults by the other party to a hedging transaction can result in losses in the hedging transaction. Hedging activities also involve the risk of an imperfect correlation between the hedging instrument and the asset being hedged, which could result in losses both on the hedging transaction and on the instrument being hedged. Use of hedging activities may not prevent significant losses and could increase our losses. Further, hedging transactions may reduce cash available to pay distributions to our shareholders.
Prepayments of our debt investments by our portfolio companies could adversely impact our results of operations and reduce our return on equity.
We are subject to the risk that the investments we make in our portfolio companies may be repaid prior to maturity. When this occurs, we will generally reinvest these proceeds in temporary investments, pending their future investment in new portfolio companies. These temporary investments will typically have substantially lower yields than the debt being prepaid and we could experience significant delays in reinvesting these amounts. Any future investment in a new portfolio company may also be at lower yields than the debt that was repaid. As a result, our results of operations could be materially adversely affected if one or more of our portfolio companies elect to prepay amounts owed to us. Additionally, prepayments, net of prepayment fees, could negatively impact our return on equity.
Technological innovations and industry disruptions may negatively impact us.
Current trends in the market generally have been toward disrupting a traditional approach to an industry with technological innovation, and multiple young companies have been successful where this trend toward disruption in markets and market practices has been critical to their success. In this period of rapid technological and commercial innovation, new businesses and approaches may be created that will compete with
K-FIT
and/or its investments or alter the market practices
K-FIT’s
strategy has been designed to function within and depend on for investment returns. Any of these new approaches could damage
K-FIT’s
investments, significantly disrupt the market in which it operates and subject it to increased competition, which could materially and adversely affect its business, financial condition and results of investments.
We may invest through joint ventures, partnerships or other special purpose vehicles and our investments through these vehicles may entail greater risks, and investments in which we have a non-controlling interest
may involve risks specific to third-party management of those investments.
We
may co-invest with
third parties through partnerships, joint ventures or other entities, thereby acquiring jointly controlled or non-controlling interests
in certain investments in conjunction with participation by one or more third parties in such investment. We may have interests or objectives that are inconsistent with those of the third-party partners or co-venturers. Although
we may not have full control over these investments and therefore, may have a limited ability to protect its position therein, we expect that we will negotiate appropriate rights to protect our interests. Nevertheless, such investments may involve risks not present in investments where a third party is not involved, including the possibility that a third-party partner or co-venturer may
have financial difficulties, resulting in a negative impact on such investment, may have economic or business interests or goals which are inconsistent with ours, or may be in a position to take (or block) action in a manner contrary to our investment objectives or the increased possibility of default by, diminished liquidity or insolvency of, the third party, due to a sustained or general economic downturn. Third-party partners or co-venturers may
opt to liquidate
an investment at a time during which such liquidation is not optimal for us. In addition, we may in certain circumstances be liable for the actions of its third-party partners or co-venturers. In
those circumstances where such third parties involve a management group, such third parties may receive compensation arrangements relating to such investments, including incentive compensation arrangements.
Syndication of
Co-Investments.
From time to time,
K-FIT
may make an investment with the expectation of offering a portion of its interests therein as a co-investment
opportunity to third-party investors. There can be no assurance that
K-FIT
will be successful in syndicating any such
co-investment,
in whole or in part, that the closing of such
co-investment
will be consummated in a timely manner, that any syndication will take place on terms and conditions that will be preferable for
K-FIT
or that expenses incurred by
K-FIT
with respect to any such syndication will not be substantial. In the event that
K-FIT
is not successful in syndicating any such
co-investment,
in whole or in part,
K-FIT
may consequently hold a greater concentration and have more exposure in the related investment than initially was intended, which could make
K-FIT
more susceptible to fluctuations in value resulting from adverse economic and/or business conditions with respect thereto. Moreover, an investment by
K-FIT
that is not syndicated to
co-investors
as originally anticipated could significantly reduce
K-FIT’s
overall investment returns.
Risks Related to the Adviser and Its Affiliates; Conflicts of Interest
The Adviser and its affiliates, including our officers and some of the
K-FIT
Board trustees, face conflicts of interest as a result of compensation arrangements with us and the Adviser, which could result in actions that are not in the best interests of our shareholders.
The Adviser and its affiliates receive substantial fees from us in return for their services, and these fees could influence the advice provided to us. We pay to the Adviser an incentive fee that is based on the performance of our portfolio and an annual Base Management Fee that is based on the average monthly value of our net assets. Because the Incentive Fee is based on the performance of our portfolio, the Adviser may be incentivized to make investments on our behalf that are riskier or more speculative than would be the case in the absence of such compensation arrangement. The way in which the incentive fee is determined may also encourage the Adviser to use leverage to increase the return on our investments. In addition, because the Base Management Fee is based upon the average monthly value of our net assets, the Adviser may be incentivized to recommend the use of leverage or the issuance of additional equity to make additional investments and increase the average monthly value of our net assets. Under certain circumstances, the use of leverage may increase the likelihood of default, which could disfavor holders of
K-FIT
Class I Shares. Our compensation arrangements could therefore result in our making riskier or more speculative investments, or relying more on leverage to make investments, than would otherwise be the case. This could result in higher investment losses, particularly during cyclical economic downturns.
K-FIT
may be obligated to pay the Adviser incentive compensation on income that it has not received.
Any incentive fee payable by
K-FIT
that relates to its net investment income may be computed and paid on income that may include interest that has been accrued but not yet received. If a portfolio company defaults on a loan that is structured to provide accrued interest, it is possible that accrued interest previously included in the calculation of the incentive fee will become uncollectible. The Adviser is not under any obligation to reimburse
K-FIT
for any part of the incentive fee it received that was based on accrued income that
K-FIT
never received as a result of a default by an entity on the obligation that resulted in the accrual of such income, and such circumstances would result in
K-FIT
paying an incentive fee on income it never received. For U.S. federal income tax purposes,
K-FIT
is required to recognize taxable income (such as deferred interest that is accrued as original issue discount) in some circumstances in which it does not receive a corresponding payment in cash. Under such circumstances,
K-FIT
may have difficulty meeting the annual distribution requirement necessary to qualify for and maintain RIC tax treatment under the Code. This difficulty in making the required distribution may be amplified to the extent that
K-FIT
is required to pay an incentive fee with respect to such accrued income. As a result,
K-FIT
may have to sell some of its investments at times and/or at prices it would not consider advantageous, raise additional debt or equity capital, or forgo new investment opportunities for this purpose. If
K-FIT
is not able to obtain cash from other sources, it may fail to qualify for RIC tax treatment and thus become subject to corporate-level income tax.
We may be obligated to pay the Adviser incentive compensation even if we incur a net loss due to a decline in the value of our portfolio.
The
K-FIT
Advisory Agreement entitles the Adviser to receive a portion of our
Pre-Incentive
Fee Net Investment Income regardless of any capital losses. In such case, we may be required to pay the Adviser incentive compensation for a fiscal quarter even if there is a decline in the value of our portfolio or if we incur a net loss for that quarter.
In addition, any incentive fees on
Pre-Incentive
Fee Net Investment Income may be computed and paid on income that may include interest that has been accrued but not yet received. If a portfolio company defaults on a loan that is structured to provide accrued interest, it is possible that accrued interest previously included in the calculation of the incentive fee will become uncollectible. The Adviser is not under any obligation to reimburse us for any part of the incentive fee it received that was based on accrued income that we never received as a result of a default by an entity on the obligation that resulted in the accrual of such income, and such circumstances would result in our paying an incentive fee on income we never received.
There may be conflicts of interest related to obligations the Adviser’s senior management and investment teams have to our affiliates and to other clients.
The members of the senior management and investment teams of the Adviser serve or may serve as officers, directors or principals of entities that operate in the same or a related line of business as we do, or of investment vehicles managed by the same personnel. For example, the Adviser is also the investment adviser to FS KKR Capital Corp. (“FSK”), and the officers, managers and other personnel of the Adviser may serve in similar or other capacities for the investment advisers to future investment vehicles affiliated with KKR Credit or FS Investments. In serving in these multiple and other capacities, they may have obligations to other clients or investors in those entities, the fulfillment of which may not be in our best interests or in the best interest of our shareholders. Our investment objectives may overlap with the investment objectives of such investment funds, accounts or other investment vehicles. For example, we rely on the Adviser to manage our day-to-day activities
and to implement our investment strategy. The Adviser and certain of its affiliates are presently, and plan in the future to continue to be, involved with activities which are unrelated to us. As a result of these activities, the Adviser, its employees and certain of its affiliates will have conflicts of interest in allocating their time between us and other activities in which they are or may become involved, including the management of other entities affiliated with KKR Credit or FS Investments. The Adviser and its employees will devote only as much of its or their time to our business as the Adviser and its employees, in their judgment, determine is reasonably required, which may be substantially less than their full time.
We rely, in part, on the Adviser to assist with identifying investment opportunities and making investment recommendations to
K-FIT.
The Adviser and its affiliates are not restricted from forming additional investment funds, entering into other investment advisory relationships or engaging in other business activities. These activities could be viewed as creating a conflict of interest in that the time and effort of the members of the Adviser, its affiliates and their officers and employees will not be devoted exclusively to our business, but will be allocated between us and such other business activities of the Adviser and its affiliates in a manner that the Adviser deems necessary and appropriate.

The time and resources that individuals employed by the Adviser devote to us may be diverted and we may face additional competition due to the fact that individuals employed by the Adviser are not prohibited from raising money for or managing other entities that make the same types of investments that we target.
Neither the Adviser, nor persons providing services to us on behalf of the Adviser, are prohibited from raising capital for and managing other investment entities that make the same types of investments as those we target. As a result, the time and resources that these individuals may devote to us may be diverted. In addition, we may compete with any such investment entity for the same investors and investment opportunities. We may participate in certain transactions originated by the Adviser or its affiliates under an order for exemptive relief from the SEC, dated January 5, 2021 (the
“Co-Investment
Exemptive Order”), which will permit us, subject to the satisfaction of certain conditions, to co-invest in certain
privately negotiated investment transactions, including investments originated and directly negotiated by the Adviser or KKR Credit, with our co-investment
affiliates. To the extent
K-FIT makes co-investments with investment
accounts managed by the Adviser or its
affiliates, these co-investment opportunities may
give rise to conflicts of interest or perceived conflicts of interest among
K-FIT
and the other participating accounts. In addition, conflicts of interest or perceived conflicts of interest may also arise in determining which investment opportunities should be presented to
K-FIT
and other participating accounts. While the terms of the
Co-Investment
Exemptive Order require that the Adviser will be given the opportunity to cause us to participate in certain transactions originated by affiliates of the Adviser, the Adviser may determine that we not participate in those transactions and for certain other transactions (as set forth in guidelines approved by the
K-FIT
Board) the Adviser may not have the opportunity to cause us to participate.
Our shares may be purchased by the Adviser or its affiliates.
The Adviser and its affiliates expect to purchase our shares. The Adviser and its affiliates will not acquire any shares with the intention to resell or re-distribute
such shares. The purchase of shares by the Adviser and its affiliates could create certain risks, including, but not limited to, the following:

•	the Adviser and its affiliates may have an interest in disposing of our assets at an earlier date so as to recover their investment in our shares; and

•	substantial purchases of shares by the Adviser and its affiliates may limit the Adviser’s ability to fulfill any financial obligations that it may have to us or incurred on our behalf.
The Adviser relies on key personnel, the loss of any of whom could impair its ability to successfully manage us.
Our future success depends, to a significant extent, on the continued services of the officers and employees of the Adviser or its affiliates. The loss of services of one or more members of the Adviser’s senior management team, including personnel of KKR Credit or FS Investments, could adversely affect our financial condition, business and results of operations.
The compensation we pay to the Adviser will be determined without independent assessment on our behalf, and these terms may be less advantageous to us than if such terms had been the subject of arm’s-length
negotiations.
The
K-FIT
Advisory Agreement was not entered into on an
arm’s-length
basis with an unaffiliated third party. As a result, the form and amount of compensation we pay the Adviser may be less favorable to us than they might have been had an investment advisory agreement been entered into through arm’s-length
transactions with an unaffiliated third party.

The Placement Agents’ influence on the Company Private Offering and on the
K-FIT
Private Offering gives them the ability to increase the fees payable to the Adviser.
The Adviser is paid a Base Management Fee calculated as a percentage of our net assets and unrelated to net income or any other performance base or measure. The Placement Agents, which are affiliates of the Adviser, will be incentivized to raise more proceeds in the Company Private Offering and in the
K-FIT
Private Offering to increase our net assets, even if it would be difficult for us to efficiently deploy additional capital, which in turn would increase the Base Management Fee payable to the Adviser.
The Adviser’s liability is limited under each of the
K-FIT
Advisory Agreement and the
K-FIT
Administration Agreement, and we are required to indemnify it against certain liabilities, which may lead it to act in a riskier manner on our behalf than it would when acting for its own account.
Pursuant to each of the
K-FIT
Advisory Agreement and the
K-FIT
Administration Agreement, the Adviser and its officers, managers, partners, members (and their members, including the owners of their members), agents, employees, controlling persons and any other person or entity affiliated with, or acting on behalf of, the Adviser will not be liable to us for their acts under the
K-FIT
Advisory Agreement and the
K-FIT
Administration Agreement, as applicable, absent willful misfeasance, bad faith or gross negligence in the performance of their duties. We have agreed to indemnify, defend and protect the Adviser and its officers, managers, partners, members (and their members, including the owners of their members), agents, employees, controlling persons and any other person or entity affiliated with, or acting on behalf of, the Adviser with respect to all damages, liabilities, costs and expenses resulting from acts of the Adviser not arising out of willful misfeasance, bad faith or gross negligence in the performance of their duties under the
K-FIT
Advisory Agreement or the
K-FIT
Administration Agreement, as applicable. These protections may lead the Adviser to act in a riskier manner when acting on our behalf than it would when acting for its own account.
Risks Related to Business Development Companies
Failure to maintain our status as a BDC would reduce our operating flexibility.
K-FIT
has elected to be treated as a BDC under the 1940 Act. If we do not remain a BDC, we might be regulated as a closed-end investment
company under the 1940 Act, which would subject us to substantially more regulatory restrictions under the 1940 Act and correspondingly decrease our operating flexibility.
We are uncertain of our future sources for funding our future capital needs and if we cannot obtain debt or equity financing on acceptable terms, or at all, our ability to acquire investments and to expand our operations will be adversely affected.
K-FIT
intends to use the net proceeds from the
K-FIT
Private Offering (and thus the net proceeds from the Company Private Offering) to (1) make investments in accordance with our investment strategy and policies, (2) reduce borrowings and repay indebtedness incurred under various financing agreements we may enter into, (3) fund repurchases under our share repurchase program, and (4) for general corporate purposes, including paying operating expenses and other various fees and expenses such as base management fees and incentive fees. Any working capital reserves we maintain may not be sufficient for investment purposes, and we may require debt or additional equity financing in the future to operate. We may also need to access the capital markets to refinance debt obligations to the extent maturing obligations are not repaid with cash flows from operations. In order to maintain RIC tax treatment, we must distribute distributions to our shareholders each tax year on a timely basis generally of an amount at least equal to 90% of our investment company taxable income, determined without regard to any deduction for distributions paid, and the amounts of such distributions will therefore not be available to fund investment originations or to repay maturing debt. In addition, with certain limited exceptions, we are only allowed to borrow amounts or issue debt securities or preferred stock, which we refer to collectively as “senior securities,” such that our asset coverage, as calculated pursuant to the 1940 Act, equals at least 150% immediately after such borrowing, which, in certain circumstances, may restrict our ability to borrow or issue debt securities or preferred stock. In the event that we develop a need for additional capital in the future for investments or for any other reason, and we cannot obtain debt or equity financing on acceptable terms, or at all, our ability to acquire investments and to expand our operations will be adversely affected. As a result, we would be less able to allocate our portfolio among various issuers and industries and achieve our investment objectives, which may negatively impact our results of operations and reduce our ability to make distributions to our shareholders.
The requirement that we invest a sufficient portion of our assets in qualifying assets could preclude us from investing in accordance with our current business strategy; conversely, the failure to invest a sufficient portion of our assets in qualifying assets could result in our failure to maintain our status as a BDC.
As a BDC, we may not acquire any assets other than “qualifying assets,” as listed in Section 55(a) of the 1940 Act, unless, at the time of and after giving effect to such acquisition, at least 70% of our total assets are qualifying assets. Therefore, we may be precluded from investing in what we believe are attractive investments if such investments are not qualifying assets. Similarly, these rules could prevent us from making additional investments in existing portfolio companies, which could result in the dilution of our position, or could require us to dispose of investments at an inopportune time to comply with the 1940 Act. If we were forced to sell non-qualifying
investments in the portfolio for compliance purposes, the proceeds from such sale could be significantly less than the current value of such investments. Conversely, if we fail to invest a sufficient portion of our assets in qualifying assets, we could lose our status as a BDC, which would subject us to substantially more regulatory restrictions and significantly decrease our operating flexibility.
Regulations governing
K-FIT’s
operation as a BDC and a RIC will affect our ability to raise, and the way in which we raise, additional capital or borrow for investment purposes, which may have a negative effect on our growth.
As a result of the annual distribution requirement to qualify as a RIC,
K-FIT
may need to periodically access the capital markets to raise cash to fund new investments. We may issue “senior securities,” as defined under the 1940 Act, including issuing additional series of preferred shares, borrowing money from banks or other financial institutions or issuing debt securities only in amounts such that our asset coverage meets the threshold set forth in the 1940 Act immediately after each such issuance. Under the provisions of the 1940 Act, we are currently permitted to issue “senior securities” only in amounts such that our asset coverage, as defined in the 1940 Act, equals at least 150% after each issuance of senior securities. For purposes of the 1940 Act, “asset coverage” means the ratio of (1) the total assets of a BDC, less all liabilities and indebtedness not represented by senior securities, to (2) the aggregate amount of senior securities representing indebtedness (plus, in the case of senior securities represented by preferred stock, the aggregate involuntary liquidation preference of such BDC’s preferred stock).
K-FIT’s
ability to issue different types of securities is also limited. Under the 1940 Act, any preferred shares
K-FIT
issues, including the
K-FIT
Series A Preferred Shares, will constitute a “senior security” for purposes of the 150% asset coverage test. Compliance with these requirements may unfavorably limit our investment opportunities and reduce our ability in comparison to other companies to profit from favorable spreads between the rates at which we can borrow and the rates at which we can lend. As a BDC, therefore, we intend to continuously issue equity at a rate more frequent than our privately owned competitors, which may lead to greater shareholder dilution.
K-FIT
expects to borrow for investment purposes. If the value of our assets declines, we may be unable to satisfy the asset coverage test under the 1940 Act, which would prohibit us from paying distributions and could prevent us from qualifying or maintaining our qualification as a RIC. If we cannot satisfy the asset coverage test, we may be required to sell a portion of our investments and, depending on the nature of our debt financing, repay a portion of our indebtedness at a time when such sales may be disadvantageous.
In the absence of an event of default, no person or entity from which we borrow money has a veto right or voting power over our ability to set policy, make investment decisions or adopt investment strategies.
K-FIT’s
preferred shares, including the
K-FIT
Series A Preferred Shares, are another form of leverage and rank “senior”
to
K-FIT
Class I Shares in
K-FIT’s
capital structure. Preferred shareholders have separate voting rights on certain matters and might have other rights, preferences or privileges more favorable than those of holders of
K-FIT
Class I Shares, and the issuance of preferred shares could have the effect of delaying, deferring or preventing a transaction or a change of control that might involve a premium price for holders of
K-FIT
Class I Shares or otherwise be in the best interest of holders of
K-FIT
Class I Shares. Holders of
K-FIT
Class I Shares will directly or indirectly bear all of the costs associated with offering and servicing any preferred shares that we issue. In addition, any interests of preferred shareholders may not necessarily align with the interests of holders of
K-FIT
Class I Shares and the rights of holders of shares of preferred shares to receive distributions would be senior to those of holders of shares of
K-FIT
Class I Shares. Other than
K-FIT
Series A Preferred Shares,
K-FIT
does not anticipate issuing any additional series of preferred shares in the next 12 months.
Under the 1940 Act, we generally are prohibited from issuing or selling our shares at a price per share, after deducting selling commissions, that is below our NAV per share, which may be a disadvantage as compared with other public companies.
K-FIT
may, however, sell our shares, or warrants, options or rights to acquire our shares, at a price below the current NAV of our shares if the
K-FIT
Board, including the
K-FIT
Independent Trustees, determine that such sale is in our best interests and the best interests of our shareholders, and our shareholders, as well as those shareholders that are not affiliated with us, approve such sale. In any such case, the price at which our securities are to be issued and sold may not be less than a price that, in the determination of the
K-FIT
Board, closely approximates the fair value of such securities. If we raise additional funds by issuing
K-FIT
Class I Shares or senior securities convertible into, or exchangeable for,
K-FIT
Class I Shares, then the percentage ownership of our shareholders at that time will decrease, and holders of
K-FIT
Class I Shares might experience dilution.
Our ability to enter into transactions with our affiliates is restricted.
We are prohibited under the 1940 Act from participating in certain transactions with certain of our affiliates without the prior approval of a majority of the independent members of the
K-FIT
Board. Any person that owns, directly or indirectly, 5% or more of our outstanding voting securities will be our affiliate for purposes of the 1940 Act, and we will generally be prohibited from buying or selling any securities from or to such affiliate, absent the prior approval of the
K-FIT
Board. The 1940 Act also prohibits certain “joint” transactions with certain of our affiliates, which could include investments in the same portfolio company (whether at the same or different times), without prior approval of a majority of the independent members of the
K-FIT
Board. The
Co-Investment
Exemptive Order from the SEC will permit us, subject to the satisfaction of certain conditions, to co-invest in certain
privately negotiated investment transactions, including investments originated and directly negotiated by the Adviser or KKR Credit, with our co-investment affiliates.
 If a person acquires more than 25% of our voting securities, we will be prohibited from buying or selling any security from or to such person or certain of that person’s affiliates, or entering into prohibited joint transactions with such persons to the extent not covered by the exemptive relief, absent the prior approval of the SEC. Similar restrictions limit our ability to transact business with our officers or
K-FIT
Board or their respective affiliates. As a result of these restrictions, we may be prohibited from buying or selling any security from or to any portfolio company of a fund managed by the Adviser without the prior approval of the SEC, which may limit the scope of investment opportunities that would otherwise be available to us.
We are a
non-diversified
investment company within the meaning of the 1940 Act, and therefore we are not limited with respect to the proportion of our assets that may be invested in securities of a single issuer.
We are classified as a
non-diversified
investment company within the meaning of the 1940 Act, which means that we are not limited by the 1940 Act with respect to the proportion of our assets that we may invest in securities of a single issuer. Under the 1940 Act, a “diversified” investment company is required to invest at least 75% of the value of its total assets in cash and cash items, government securities, securities of other investment companies and other securities limited in respect of any one issuer to an amount not greater than 5% of the value of the total assets of such company and no more than 10% of the outstanding voting securities of such Issuer. As
a
non-diversified
investment company, we are not subject to this requirement. To the extent that we assume large positions in the securities of a small number of issuers, or within a particular industry, our NAV may fluctuate to a greater extent than that of a diversified investment company as a result of changes in the financial condition or the market’s assessment of the issuer. We may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company or to a general downturn in the economy.
However
, we will be subject to the diversification requirements applicable to RICs under Subchapter M of the Code.
Risks Related to
K-FIT’s
Use of Debt Financing
When we use leverage, the potential for loss on amounts invested in us will be magnified and may increase the risk of investing in us. Leverage may also adversely affect the return on our assets, reduce cash available for distribution to our shareholders and result in losses.
The use of borrowings, also known as leverage, increases the volatility of investments by magnifying the potential for loss on invested equity capital. The use of leverage involves increased risk, including increased variability of
K-FIT’s
net income, distributions and NAV in relation to market changes. If the value of our assets decreases, leveraging would cause NAV to decline more sharply than it otherwise would have had we not leveraged. Similarly, any decrease in our income would cause net income to decline more sharply than it would have had we not use leverage. Such a decline could negatively affect our ability to make distributions on
K-FIT
Class I Shares or any outstanding preferred shares. In addition, our shareholders will bear the burden of any increase in our expenses as a result of our use of leverage, including interest expenses and any increase in the management or incentive fees payable to the Adviser.
K-FIT’s
leverage strategy may not work as planned or achieve its goal.
We expect to use leverage to finance our investments. The amount of leverage that we employ will depend on the Adviser’s and the
K-FIT
Board’s assessment of market and other factors at the time of any proposed borrowing. There can be no assurance that leveraged financing will be available to us on favorable terms or at all. However, to the extent that we use leverage to finance our assets, our financing costs will reduce cash available for distributions to shareholders. Moreover, we may not be able to meet our financing obligations and, to the extent that we cannot, we risk the loss of some or all of our assets to liquidation or sale to satisfy the obligations. In such an event, we may be forced to sell assets at significantly depressed prices due to market conditions or otherwise, which may result in losses.
As a BDC, we generally are required to meet a coverage ratio of total assets to total borrowings and other senior securities, which include all of our borrowings and any preferred shares that we may issue in the future, of at least 150%. If this ratio were to fall below 150%, we could not incur additional debt and could be required to sell a portion of our investments to repay some debt when it is disadvantageous to do so. This could have a material adverse effect on our operations and investment activities. Moreover, our ability to make distributions to you may be significantly restricted or we may not be able to make any such distributions whatsoever. The amount of leverage that we will employ will be subject to oversight by the
K-FIT
Board, a majority of whom are
K-FIT
Independent Trustees with no material interests in such transactions.
We may also enter into reverse repurchase agreements. Transactions under such agreements constitute leverage. When
K-FIT
enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of
K-FIT’s
assets. As a result, the use of such leverage transactions may increase fluctuations in the market value of
K-FIT’s
assets compared to what would occur without the use of such transactions. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. If
K-FIT
reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, transacting under such agreement will lower
K-FIT’s
yield.
Although use of leverage by
K-FIT
has the potential to enhance overall returns that exceed
K-FIT’s
cost of funds, they will further diminish returns (or increase losses on capital) to the extent overall returns are less than
K-FIT’s
cost of funds. In addition, borrowings and reverse repurchase agreements or similar arrangements in which
K-FIT
may engage may be secured by the shareholders’ investments as well as by
K-FIT’s
assets and the documentation relating to such transactions may provide that during the continuance of a default under such arrangement, the interests of the investors may be subordinated to the interests of
K-FIT’s
lenders or debtholders.
Any future credit facilities and unsecured notes impose financial and operating covenants that restrict our business activities, including limitations that could hinder our ability to finance additional loans and investments or to make the distributions required to maintain our status as a RIC. A failure to renew our facilities or to add new or replacement debt facilities or issue additional debt securities or other evidences of indebtedness could have a material adverse effect on our business, financial condition or results of operations.
We may default under our credit facilities.
In the event we default under a credit facility or other borrowings, our business could be adversely affected as we may be forced to sell a portion of our investments quickly and prematurely at what may be disadvantageous prices to us in order to meet our outstanding payment obligations and/or support working capital requirements under such borrowing facility, any of which would have a material adverse effect on our business, financial condition, results of operations and cash flows. In addition, following any such default, the agent for the lenders under such borrowing facility could assume control of the disposition of any or all of our assets, including the selection of such assets to be disposed and the timing of such disposition, which would have a material adverse effect on our business, financial condition, results of operations and cash flows.
Provisions in a credit facility may limit our investment discretion.
A credit facility may be backed by all or a portion of our loans and securities on which the lenders will have a security interest. We may pledge up to 100% of our assets and may grant a security interest in all of our assets under the terms of any debt instrument we enter into with lenders. We expect that any security interests we grant will be set forth in a pledge and security agreement and evidenced by the filing of financing statements by the agent for the lenders. In addition, we expect that the custodian for our securities serving as collateral for such loan would include in its electronic systems notices indicating the existence of such security interests and, following notice of occurrence of an event of default, if any, and during its continuance, will only accept transfer instructions with respect to any such securities from the lender or its designee. If we were to default under the terms of any debt instrument, the agent for the applicable lenders would be able to assume control of the timing of disposition of any or all of our assets securing such debt, which would have a material adverse effect on our business, financial condition, results of operations and cash flows. In connection with one or more credit facilities entered into by
K-FIT,
distributions to shareholders may be subordinated to payments required in connection with any indebtedness contemplated thereby.
In addition, any security interests and/or negative covenants required by a credit facility may limit our ability to create liens on assets to secure additional debt and may make it difficult for us to restructure or refinance indebtedness at or prior to maturity or obtain additional debt or equity financing. In addition, if our borrowing base under a credit facility were to decrease, we may be required to secure additional assets in an amount sufficient to cure any borrowing base deficiency. In the event that all of our assets are secured at the time of such a borrowing base deficiency, we could be required to repay advances under a credit facility or make deposits to a collection account, either of which could have a material adverse impact on our ability to fund future investments and to make distributions.
In addition, we may be subject to limitations as to how borrowed funds may be used, which may include restrictions on geographic and industry concentrations, loan size, payment frequency and status, average life, collateral interests and investment ratings, as well as regulatory restrictions on leverage which may affect the amount of funding that may be obtained. There may also be certain requirements relating to portfolio performance, including required minimum portfolio yield and limitations on delinquencies and charge-offs, a violation of which could limit further advances and, in some cases, result in an event of default. An event of default under a credit facility could result in an accelerated maturity date for all amounts outstanding thereunder, which could have a material adverse effect on our business and financial condition. This could reduce our liquidity and cash flow and impair our ability to grow our business.
Regulations limit our investment discretion to invest in derivatives transactions.
Rule
18f-4
under the 1940 Act limits a fund’s derivatives exposure through a comparative value-at-risk
test or absolute 20% of NAV test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. K-FIT
has initially implemented a derivatives risk management program because the forward purchase obligations associated with the Facility Agreement could exceed 10% of
K-FIT’s
NAV, such that
K-FIT
would not qualify as a “limited derivatives user” (as defined in
Rule 18f-4).
Once
K-FIT’s
forward purchase obligations have been satisfied,
K-FIT
is expected to qualify as a limited derivatives user and will adopt limited derivatives user policies and procedures at that time.
Under Rule
18f-4
under the 1940 Act, related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies,
K-FIT
and the Company are permitted to enter into derivatives and other transactions that create future payment or delivery obligations, including short sales, notwithstanding the senior security provisions of the 1940 Act if
K-FIT
or the Company, as applicable, complies with certain
value-at-risk
leverage limits, adopts and implements a written derivatives risk management program and complies with board oversight and reporting requirements or satisfies the conditions for the “limited derivatives users” exception. The Company expects to be a “limited derivatives user” under Rule
18f-4.
To the extent the Company elects to qualify as a “limited derivatives user,” it is required to adopt and implement written policies and procedures reasonably designed to manage its derivatives risk and limit its derivatives exposure such that it does not exceed 10% of the Company’s net assets (with certain exclusions). Rule
18f-4
also permits
K-FIT
and the Company to enter into reverse repurchase agreements or similar financing transactions notwithstanding the senior security provisions of the 1940 Act if we aggregate the amount of indebtedness associated with such reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating asset coverage ratios as discussed above. In addition,
K-FIT
and the Company are permitted to invest in a security on a when-issued or forward-settling basis, or with a non-standard
settlement cycle, and the transaction will be deemed not to involve a senior security under the 1940 Act, provided that
(i) K-FIT
or the Company, as applicable, intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”).
K-FIT
and the Company may otherwise engage in such transactions that do not meet the conditions of the Delayed-Settlement Securities Provision so long as they treat any such transaction as a “derivatives transaction” for purposes of compliance with Rule
18f-4.
Furthermore,
K-FIT
and the Company are permitted to enter into an unfunded commitment agreement, and such unfunded commitment agreement will not be subject to the asset coverage requirements under the 1940 Act, if
K-FIT
or the Company, as applicable, reasonably believes, at the time of entering into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all such agreements as they come due. We cannot predict the effects of these requirements. The Adviser intends to monitor developments and seek to manage assets in a manner consistent with achieving our investment objectives, but there can be no assurance that it will be successful in doing so.
Changes in interest rates may affect our cost of capital and net investment income.
Since we intend to use debt to finance a portion of our investments, our net investment income will depend, in part, upon the difference between the rate at which we borrow funds and the rate at which we invest those funds. As a result, we can offer no assurance that a significant change in market interest rates will not have a material adverse effect on our net investment income. In periods of rising interest rates when we have debt outstanding, our cost of funds will increase, which could reduce our net investment income. We expect that our long-term fixed-rate investments will be financed primarily with equity and long-term debt. We may use interest rate risk management techniques in an effort to limit our exposure to interest rate fluctuations. These techniques may include various interest rate hedging activities to the extent permitted by the 1940 Act. These activities may limit our ability to participate in the benefits of lower interest rates with respect to the hedged portfolio. Adverse developments resulting from changes in interest rates or hedging transactions could have a material adverse effect on our business, financial condition and results of operations. Also, we have limited experience in entering into hedging transactions, and we will initially have to purchase or develop such expertise.
A rise in the general level of interest rates can be expected to lead to higher interest rates applicable to our debt investments. Accordingly, an increase in interest rates would make it easier for us to meet or exceed the incentive fee hurdle rate and may result in a substantial increase in the amount of incentive fees payable to the Adviser with respect to pre-incentive
fee net investment income.
We may form one or more CLOs, which may subject us to certain structured financing risks.
To finance investments, we may securitize certain of our secured loans or other investments, including through the formation of one or more CLOs, while retaining all or most of the exposure to the performance of these investments. This would involve contributing a pool of assets to a special purpose entity, and selling debt interests in such entity on a non-recourse
or limited-recourse basis to purchasers. It is possible that an interest in any such CLO held by us may be considered a
“non-qualifying”
portfolio investment for purposes of the 1940 Act.
If we create a CLO, we will depend in part on distributions from the CLO’s assets out of its earnings and cash flows to enable us to make distributions to shareholders. The ability of a CLO to make distributions will be subject to various limitations, including the terms and covenants of the debt it issues. Also, a CLO may take actions that delay distributions in order to preserve ratings and to keep the cost of present and future financings lower or the CLO may be obligated to retain cash or other assets to satisfy over-collateralization requirements commonly provided for holders of the CLO’s debt, which could impact our ability to receive distributions from the CLO. If we do not receive cash flow from any such CLO that is necessary to satisfy the annual distribution requirement for maintaining RIC status, and we are unable to obtain cash from other sources necessary to satisfy this requirement, we may not maintain our qualification as a RIC, which would have a material adverse effect on an investment in the shares.
In addition, a decline in the credit quality of loans in a CLO due to poor operating results of the relevant borrower, declines in the value of loan collateral or increases in defaults, among other things, may force a CLO to sell certain assets at a loss, reducing their earnings and, in turn, cash potentially available for distribution to us for distribution to shareholders. To the extent that any losses are incurred by the CLO in respect of any collateral, such losses will be borne first by us as owner of equity interests in the CLO.
The manager for a CLO that we create may be
K-FIT,
the Adviser or an affiliate, and such manager may be entitled to receive compensation for structuring and/or management services. To the extent the Adviser or an affiliate other than
K-FIT
serves as manager and
K-FIT
is obligated to compensate the Adviser or the affiliate for such services, we, the Adviser or the affiliate will implement offsetting arrangements to assure that we, and indirectly, our shareholders, pay no additional management fees to the Adviser or the affiliate in connection therewith. To the extent we serve as manager, we will waive any right to receive fees for such services from
K-FIT
(and indirectly its shareholders) or any affiliate.
Federal Income Tax Risk
We will be subject to corporate-level income tax if we are unable to qualify as a RIC under Subchapter M of the Code or to satisfy RIC distribution requirements.
To obtain and maintain RIC tax treatment under Subchapter M of the Code, we must, among other things, meet annual distribution, income source and asset diversification requirements. If we do not qualify for or maintain RIC tax treatment for any reason and are subject to corporate income tax, the resulting corporate taxes could substantially reduce our net assets, the amount of income available for distribution and the amount of our distributions.
We must satisfy these tests on an ongoing basis in order to maintain RIC tax treatment, and may be required to make distributions to shareholders at times when it would be more advantageous to invest cash in our existing or other investments, or when we do not have funds readily available for distribution. Compliance with the RIC tax requirements may hinder our ability to operate solely on the basis of maximizing profits and the value of our shareholders’ investments. Also, the rules applicable to our qualification as a RIC are complex, with many areas of uncertainty. If we fail to qualify for or maintain RIC tax treatment for any reason and are subject to corporate income tax, the resulting corporate taxes could substantially reduce our net assets, the amount of income available for distribution and the amount of our distributions. Such a failure may have a material adverse effect on us and on any investment in us. The Code provides certain forms of relief from RIC disqualification due to failures of income source and asset diversification requirements, although there may be additional taxes due in such cases. We cannot assure you that we would qualify for any such relief should we fail either the income source or asset diversification requirements.
We may have difficulty paying our required distributions if we recognize income before or without receiving cash representing such income.
The characterization of distributions to shareholders is determined in accordance with federal income tax rules, which may differ from GAAP due to temporary and permanent differences in the recognition of income and expenses. For federal income tax purposes, we may be required to recognize taxable income in circumstances in which we do not receive a corresponding payment in cash. For example, if we hold debt obligations that are treated under applicable tax rules as having original issue discount (such as zero coupon securities, debt instruments with PIK interest or, in certain cases, increasing interest rates or debt instruments that were issued with warrants), we must include in income each year a portion of the original issue discount that accrues over the life of the obligation, regardless of whether cash representing such income is received by us in the same taxable year. We may also have to include in income other amounts that we have not yet received in cash, such as deferred loan origination fees that are paid after origination of the loan or are paid in non-cash
compensation such as warrants or stock, or interest income from investments that have been classified as non-accrual
for financial reporting purposes. We anticipate that a portion of our income may constitute original issue discount or other income required to be included in taxable income prior to receipt of cash. Further, we may elect to amortize market discount and include such amounts in our taxable income in the current year, instead of upon disposition, as an election not to do so would limit our ability to deduct interest expenses for tax purposes.
Because any original issue discount or other amounts accrued will be included in our investment company taxable income for the year of the accrual, we may be required to make a distribution to our shareholders in order to satisfy the annual distribution requirement, even though we will not have received any corresponding cash amount. As a result, we may have difficulty meeting the annual distribution requirement necessary to qualify for and maintain RIC tax treatment under Subchapter M of the Code. We may have to sell some of our investments at times and/or at prices we would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If we are not able to obtain cash from other sources, we may not qualify for or maintain RIC tax treatment and thus we may become subject to corporate-level income tax. Furthermore, we may invest in the equity securities of non-U.S. corporations
(or
other non-U.S. entities
classified as corporations for U.S. federal income tax purposes) that could be treated under the Code and U.S. Treasury regulations as “passive foreign investment companies” and/or “controlled foreign corporations.” The rules relating to investment in these types of non-U.S. entities
are designed to ensure that U.S. taxpayers are either, in effect, taxed currently (or on an accelerated basis with respect to corporate level events) or taxed at increased tax rates at distribution or disposition. In certain circumstances, these rules also could require us to recognize taxable income or gains where we do not receive a corresponding payment in cash and, unless the income and gains are related to our business of investing in stocks and securities, all or a portion of such taxable income and gains may not be considered qualifying income for purposes of the RIC income source requirements.

Some of our investments may be subject to corporate-level income tax.
K-FIT
may invest in certain debt and equity investments through taxable subsidiaries and the taxable income of these taxable subsidiaries will be subject to federal and state corporate income taxes. Furthermore, to the extent the taxable subsidiaries have an unrealized gain or a realized gain for an equity investment, we may be required to accrue and/or pay federal and state corporate income taxes related to such unrealized or realized gains. We may invest in certain foreign debt and equity investments which could be subject to foreign taxes (such as income tax, withholding and value added taxes).
Our portfolio investments may present special tax issues.
K-FIT
expects to invest in debt securities that are rated below investment grade by rating agencies or that would be rated below investment grade if they were rated. Investments in these types of instruments and certain equity securities may present special tax issues for
K-FIT.
U.S. federal income tax rules are not entirely clear about issues such as when we may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless debt in equity securities, how payments received on obligations in default should be allocated between principal and interest income, as well as whether exchanges of debt instruments in a bankruptcy or workout context are taxable. Such matters could cause us to recognize taxable income for U.S. federal income tax purposes, even in the absence of cash or economic gain, and require us to make taxable distributions to our shareholders to maintain our RIC status or preclude the imposition of either U.S. federal corporate income or excise taxation. Additionally, because such taxable income may not be matched by corresponding cash received by us, we may be required to borrow money or dispose of other investments to be able to make distributions to our shareholders. These and other issues will be considered by
K-FIT,
to the extent determined necessary, in order that we minimize the level of any U.S. federal income or excise tax that we would otherwise incur.
If we are not treated as a “publicly offered regulated investment company,” as defined in the Code, U.S. shareholders that are individuals, trusts or estates will be taxed as though they received a distribution of some of our expenses.
While
K-FIT
expects to be treated as a “publicly offered regulated investment company” as a result of
K-FIT
Class I Shares and our preferred shares collectively being held by at least 500 persons at all times during a taxable year, no certainty can be provided that we will qualify for each taxable year. Further, while the Company does not expect to be treated as a “publicly offered regulated investment company” for its initial tax year, it expects to be treated as a “publicly offered regulated investment company” as a result of the Company Shares being held by at least 500 persons at all times during a future taxable year, however no certainty can be provided that the Company will qualify for each taxable year. If either of us is not treated as a “publicly offered regulated investment company,” each of our respective U.S. shareholder that is an individual, trust or estate will be treated as having received a dividend for U.S. federal income tax purposes from us in the amount of such U.S. shareholder’s allocable share of certain of the fees and expenses for the calendar year (and in case of
K-FIT,
including the management and incentive fees paid to the investment adviser), and these fees and expenses will be treated as miscellaneous itemized deductions of such U.S. shareholder. For taxable years beginning before 2026, miscellaneous itemized deductions generally are not deductible by a U.S. shareholder that is an individual, trust or estate. For taxable years beginning in 2026 or later, miscellaneous itemized deductions generally are deductible by a U.S. shareholder that is an individual, trust or estate only to the extent that the aggregate of such U.S. shareholder’s miscellaneous itemized deductions exceeds 2% of such U.S. shareholder’s adjusted gross income for U.S. federal income tax purposes, are not deductible for purposes of the alternative minimum tax and are subject to the overall limitation on itemized deductions under Section 68 of the Code.
Legislative or regulatory tax changes could adversely affect investors.
At any time, the federal income tax laws governing RICs or the administrative interpretations of those laws or regulations may be amended. Any of those new laws, regulations or interpretations may take effect retroactively and could adversely affect the taxation of us or our shareholders. Therefore, changes in tax laws, regulations or administrative interpretations or any amendments thereto could
diminish the value of an investment in our shares or the value or the resale potential of our investments.
Risks Related to an Investment in
K-FIT
Class I Shares
If we are unable to raise substantial funds, then we will be more limited in the number and type of investments we may make, our expenses may be higher relative to our total assets, and the value of your investment in us may be reduced in the event our assets under-perform.
Amounts that we raise may not be sufficient for us to purchase a broad portfolio of investments. To the extent that less than the maximum number of
K-FIT
Class I Shares is subscribed for, the opportunity for us to purchase a broad portfolio of investments may be decreased and the returns achieved on those investments may be reduced as a result of allocating all of our expenses among a smaller capital base. If we are unable to raise substantial funds, we may not achieve certain economies of scale and our expenses may represent a larger proportion of our total assets.
We face risks associated with the deployment of our capital.
In light of the nature of our continuous offering in relation to our investment strategy and the need to be able to deploy potentially large amounts of capital quickly to capitalize on potential investment opportunities, if we have difficulty identifying investments on attractive terms, there could be a delay between the time we receive net proceeds from the sale of shares of
K-FIT
Class I Shares in the
K-FIT
Private Offering and the time we invest the net proceeds. Our proportion of privately negotiated investments may be lower than expected. We may also from time to time hold cash pending deployment into investments or have less than our targeted leverage, which cash or shortfall in target leverage may at times be significant, particularly at times when we are receiving high amounts of offering proceeds and/or times when there are few attractive investment opportunities. Such cash may be held in an account for the benefit of our shareholders that may be invested in money market accounts or other similar temporary investments, each of which are subject to the management fees.
In the event we are unable to find suitable investments such cash may be maintained for longer periods which would be dilutive to overall investment returns. This could cause a substantial delay in the time it takes for your investment to realize its full potential return and could adversely affect our ability to pay regular distributions of cash flow from operations to you. It is not anticipated that the temporary investment of such cash into money market accounts or other similar temporary investments pending deployment into investments will generate significant interest, and investors should understand that such low interest payments on the temporarily invested cash may adversely affect overall returns. In the event we fail to timely invest the net proceeds of sales of
K-FIT
Class I Shares or do not deploy sufficient capital to meet our targeted leverage, our results of operations and financial condition may be adversely affected.
We may have difficulty sourcing investment opportunities.
Other than the Warehousing Transaction, we have not identified the potential investments for our portfolio that we will acquire. We cannot assure investors that we will be able to locate a sufficient number of suitable investment opportunities to allow us to deploy all investments successfully. In addition, privately negotiated investments in loans and illiquid securities of private companies require substantial due diligence and structuring, and we cannot assure investors that we will achieve our anticipated investment pace. As a result, investors will be unable to evaluate any future portfolio company investments prior to purchasing our shares. Additionally, our Adviser will select our investments to be made with the net proceeds of the
K-FIT
Private Offering (and thus the Company Private Offering), and Shareholders will have no input with respect to such investment decisions. These factors increase the uncertainty, and thus the risk, of investing in our shares. To the extent we are unable to deploy all investments, our investment income and, in turn, our results of operations, will likely be materially adversely affected.

K-FIT
and the Company may have difficulty paying distributions and the tax character of any distributions is uncertain.
To the extent that the Company has taxable income available, it is the Company’s intention to distribute to Shareholders (by way of dividend) promptly upon receipt of any amounts distributed to the Company by
K-FIT.
Distributions will be distributed to Shareholders upon declaration and authorization by the Company Board pro rata
to each Shareholder’s holding of Company Shares, subject to maintenance of reserves.
K-FIT
generally intends to distribute substantially all of its available earnings annually by paying distributions on a monthly basis, as determined by the
K-FIT
Board in its discretion. We cannot assure investors that we will achieve investment results that will allow us to make a specified level of cash distributions (particularly during the early stages of our operations) or year-to-year
increases in cash distributions.
K-FIT’s
ability, and thus the Company’s ability, to pay distributions might be adversely affected by the impact of one or more of the risks described in this Memorandum. Due to the asset coverage test applicable to us under the 1940 Act as a BDC,
K-FIT
may be limited in its ability to make distributions. In addition, if
K-FIT
enters into a credit facility or any other borrowing facility, for so long as such facility is outstanding, we anticipate that
K-FIT
may be required by its terms to use all payments of interest and principal that it receives from its current investments as well as any proceeds received from the sale of its current investments to repay amounts outstanding thereunder, which could adversely affect
K-FIT’s
ability, and thus the Company’s ability, to make distributions.
Furthermore, the tax treatment and characterization of
K-FIT’s
and the Company’s distributions may vary significantly from time to time due to the nature of
K-FIT’s
investments. The ultimate tax characterization of distributions made during a taxable year may not finally be determined until after the end of that taxable year. We may make distributions during a taxable year that exceed our investment company taxable income and net capital gains for that taxable year. In such a situation, the amount by which our total distributions exceed investment company taxable income and net capital gains generally would be treated as a return of capital up to the amount of a shareholder’s tax basis in the shares, with any amounts exceeding such tax basis treated as a gain from the sale or exchange of such shares. A return of capital generally is a return of a shareholder’s investment rather than a return of earnings or gains derived from our investment activities. Moreover,
K-FIT
may pay all or a substantial portion of its distributions from the proceeds of the sale of shares or from borrowings or sources other than cash flow from operations in anticipation of future cash flow, which may constitute a return of shareholders’ capital and will reduce such shareholders’ tax basis in
K-FIT’s
shares, which may result in increased tax liability to shareholders when they sell such shares.
An investment in
K-FIT
Class I Shares and the Company Shares will have limited liquidity.
K-FIT’s
and the Company’s shares constitute illiquid investments for which there is not, and will likely not be, a secondary market at any time prior to a public offering and listing of such shares on a national securities exchange. There can be no guarantee that
K-FIT
or the Company will conduct a public offering and list their respective shares on a national securities exchange, and there is no current intention to do so. Investment in
K-FIT
and/or the Company is suitable only for sophisticated investors and requires the financial ability and willingness to accept the high risks and lack of liquidity inherent in an investment in
K-FIT
and/or the Company. Neither Shareholders nor
K-FIT
shareholders are entitled to redeem their shares. Shareholders and
K-FIT
shareholders must be prepared to bear the economic risk of an investment in the applicable shares for an extended period of time.
There are restrictions on the ability of holders of
K-FIT
Class I Shares and Company Shares to transfer shares, including restrictions typically associated with a private offering of securities under Regulation D and other exemptions from registration under the 1933 Act, and these restrictions could limit the liquidity of an investment in
K-FIT
Class I Shares and Company Shares and the price at which holders may be able to sell the shares.
K-FIT
and the Company are relying on an exemption from registration under the 1933 Act and state securities laws in offering
K-FIT
Class I Shares and Company Shares, respectively. As such, absent an effective registration statement covering
K-FIT
Class I Shares or Company Shares, as applicable, such shares may be resold only in transactions that are exempt from the registration requirements of the 1933 Act and in accordance with the terms of the applicable subscription agreement and fund governing documents.
K-FIT
Class I Shares and Company Shares have limited transferability which could delay, defer or prevent a transaction or a change of control of
K-FIT
or the Company, respectively, that might involve a premium price for our securities or otherwise be in the best interest of our shareholders.
Certain investors will be subject to Exchange Act filing requirements.
Under Section 13(d) of the Exchange Act, ownership information for any person who beneficially owns 5% or more of the Company Shares will have to be disclosed in a Schedule 13G or other filings with the SEC. Beneficial ownership for these purposes is determined in accordance with the rules of the SEC, and includes having voting or investment power over the securities. In some circumstances, shareholders who choose to reinvest their dividends may see their percentage stake in the Company increased to more than 5%, thus triggering this filing requirement. Each shareholder is responsible for determining their filing obligations and preparing the filings. In addition, shareholders who hold more than 10% of a class of Company Shares may be subject to Section 16(b) of the Exchange Act, which recaptures for the benefit of the Company profits from the purchase and sale of registered stock (and securities convertible or exchangeable into such registered stock) within a six-month
period.
Shareholders may experience dilution.
All distributions declared in cash payable to holders of Company Shares that are participants in the Company’s distribution reinvestment plan will generally be automatically reinvested in Company Shares, and thus in
K-FIT
Class I Shares. As a result, shareholders that do not participate in the Company’s distribution reinvestment plan may experience dilution over time.
Holders of
K-FIT
Class I Shares and Company Shares will not have preemptive rights to any shares that
K-FIT
or the Company issues in the future. The Company and
K-FIT,
under their respective declarations of trust, are allowed to issue an unlimited number of common shares. After you purchase Company Shares in the Company Private Offering, the
K-FIT
Board and/or the Company Board may elect, without shareholder approval, to: (1) sell additional shares in their respective private offerings or future public or private offerings; (2) issue interests in any of our subsidiaries in private offerings; (3) issue shares upon the exercise of the options granted to independent trustees or future employees; or (4) subject to applicable law, issue shares in payment of an outstanding obligation to pay fees for services rendered to us. To the extent
K-FIT
issues additional
K-FIT
Class I Shares, or the Company issues additional Company Shares, after your purchase in the Company Private Offering, your percentage ownership interest in
K-FIT
and/or the Company will be diluted. Because of these and other reasons, our shareholders may experience substantial dilution in their percentage ownership of the Company (and, indirectly,
K-FIT).
Investing in
K-FIT
Class I Shares, and thus investing in Company Shares, involves a high degree of risk.
The investments we make in accordance with our investment objectives may result in a higher amount of risk than alternative investment options and volatility or loss of principal. Our investments in portfolio companies may be highly speculative and aggressive and, therefore, an investment in our shares may not be suitable for someone with lower risk tolerance.
The NAV of our shares may fluctuate significantly.
The NAV and liquidity, if any, of the market for
K-FIT
Class I Shares and Company Shares may be significantly affected by numerous factors, some of which are beyond our control and may not be directly related to our operating performance. These factors include:

•	changes in regulatory policies or tax guidelines, particularly with respect to RICs or BDCs;

•	loss of RIC or BDC status;

•	changes in earnings or variations in operating results;

•	changes in the value of our portfolio of investments;

•	changes in accounting guidelines governing valuation of our investments;

•	any shortfall in revenue or net income or any increase in losses from levels expected by investors;

•	departure of either of our adviser or certain of its respective key personnel;

•	general economic trends and other external factors; and

•	loss of a major funding source.
K-FIT’s
preferred shares, including the
K-FIT
Series A Preferred Shares and any additional series of preferred shares
K-FIT
may determine to issue in the future, could adversely affect the value of
K-FIT
Class I Shares.
K-FIT’s
preferred shares, including the
K-FIT
Series A Preferred Shares and any additional series of preferred shares
K-FIT
may determine to issue in the future, may have dividend or conversion rights, liquidation preferences or other economic terms favorable to the holders of such series preferred shares that could make an investment in
K-FIT
Class I Shares less attractive. In addition, the dividends on any preferred shares we issue must be cumulative. Payment of dividends and repayment of the liquidation preference of preferred shares must take preference over any distributions or other payments to holders of
K-FIT
Class I Shares, and holders of preferred shares are not subject to any of our expenses or losses and are not entitled to participate in any income or appreciation in excess of their stated preference (other than convertible preferred shares that converts into
K-FIT
Class I Shares). In addition, under the 1940 Act, any such preferred shares would constitute a “senior security” for purposes of the 150% asset coverage test.
If
K-FIT
fails to pay dividends on the
K-FIT
Series A Preferred Shares for two years, the holders of
K-FIT
Series A Preferred Shares will be entitled to elect a majority of
K-FIT’s
trustees.
The terms of the
K-FIT
Series A Preferred Shares provide for certain dividend payments. In accordance with the 1940 Act and the terms of the
K-FIT
Series A Preferred Shares, if dividends thereon are unpaid in an amount equal to at least two years of dividends, the holders of the
K-FIT
Series A Preferred Shares will be entitled to elect a majority of the
K-FIT
Board. Holders of the
K-FIT
Series A Preferred Shares have the right to vote, including in the election of trustees, in ways that may benefit their interests but not the interests of holders of the
K-FIT
Class I Shares.
General Risk Factors
Changes in laws or regulations governing our operations may adversely affect our business or cause us to alter our business strategy.
We, our portfolio companies and other counterparties are subject to regulation at the local, state and federal level. New legislation may be enacted, amended or repealed or new interpretations, rulings or regulations could be adopted, including those governing the types of investments we are permitted to make, any of which could harm us and our shareholders, potentially with retroactive effect. For example, certain provisions of the Dodd-Frank Act, which influences many aspects of the financial services industry, have been amended or repealed and the Code has been substantially amended and reformed.
The current U.S. presidential administration may support an enhanced regulatory agenda that imposes greater costs on all sectors and on financial services companies in particular. In addition, uncertainty regarding legislation and regulations affecting the financial services industry or taxation could also adversely impact our business or the business of our portfolio companies. New or repealed legislation, interpretations, rulings or regulations could require changes to certain business practices of us or our portfolio companies, negatively impact the operations, cash flows or financial condition of us or our portfolio companies, impose additional costs on us or our portfolio companies or otherwise adversely affect our business or the business of our portfolio companies.
Additionally, any changes to or repeal of the laws and regulations governing our operations relating to permitted investments may cause us to alter our investment strategy to avail ourselves of new or different opportunities. Such changes could result in material differences to our strategies and plans as set forth in this Memorandum and may result in our investment focus shifting from the areas of expertise of the Adviser to other types of investments in which the Adviser may have less expertise or little or no experience. Thus, any such changes, if they occur, could have a material adverse effect on our financial condition and results of operations and the value of a shareholder’s investment.
Global economic, political and market conditions, including downgrades of the U.S. credit rating, may adversely affect our business, results of operations and financial condition.
The current global financial market situation, as well as various social and political tensions in the United States and around the world (including the current conflict in Ukraine) may contribute to increased market volatility, may have long-term effects on the United States and worldwide financial markets and may cause economic uncertainties or deterioration in the United States and worldwide. The success of our investment activities could be affected by general economic and market conditions in the United States and in the rest of the world, as well as by changes in applicable laws and regulations (including laws relating to taxation of our investments), trade barriers, currency exchange controls, rate of inflation, currency depreciation, asset re-investment,
resource self-sufficiency and national and international political and socioeconomic circumstances in respect of the
non-U.S. countries
in which we may invest. These factors will affect the level and volatility of securities prices and the liquidity of
K-FIT’s
investments, which could impair our profitability or result in losses. General fluctuations in the market prices of securities and interest rates may affect our investment opportunities and the value of our investments. We may maintain substantial trading positions that can be adversely affected by the level of volatility in the financial markets; the larger the positions, the greater the potential for loss. Declines in the performance of national economies or the credit markets in certain jurisdictions have had a negative impact on general economic and market conditions globally, and as a result, could have a material adverse effect on our business, financial condition and results of operations.
For example, the impact of downgrades by rating agencies to the U.S. government’s sovereign credit rating or its perceived creditworthiness as well as potential government shutdowns and uncertainty surrounding transfers of power could adversely affect the U.S. and global financial markets and economic conditions. Similarly in Europe, since 2010 several European Union (“EU”) countries have faced budget issues, some of which may have negative long-term effects for the economies of those countries and other EU countries. There is concern about national-level support for the Euro and the accompanying coordination of fiscal and wage policy among European Economic and Monetary Union member countries. The United Kingdom’s (“U.K.”) decision to leave the EU (the so-called
“Brexit”) has also led to volatility in global financial markets. On December 24, 2020, a trade agreement was concluded between the EU and the U.K. (the “TCA”), which was entered into force in 2021 following ratification by the EU. Although the TCA covers many issues, it leaves decisions on equivalence and adequacy to be determined by each of the U.K. and EU unilaterally in due course. As such, there remains uncertainty as to the scope, nature and terms of the relationship between the U.K. and the EU, the effect and implications of the TCA, and the actual and potential consequences of Brexit. In addition, the fiscal policy of foreign nations, such as Russia and China, may have a severe impact on the worldwide and U.S. financial markets. Trade wars and volatility in the U.S. repo market, the U.S. high yield bond markets, the Chinese stock markets and global markets for commodities may affect other financial markets worldwide. And while recent government stimulus measures worldwide have reduced volatility in the financial markets, volatility may return as such measures are phased out, and the long-term impacts of such stimulus on fiscal policy and inflation remain unknown.
The Adviser’s financial condition may be adversely affected by a significant general economic downturn and it may be subject to legal, regulatory, reputational and other unforeseen risks that could have a material adverse effect on the Adviser’s businesses and operations (including those of
K-FIT).
A recession, slowdown and/or sustained downturn in the global economy (or any particular segment thereof) could have a pronounced impact on
K-FIT
and could adversely affect
K-FIT’s
profitability, impede the ability of
K-FIT’s
portfolio companies to perform under or refinance their existing obligations and impair
K-FIT’s
ability to effectively deploy its capital or realize its investments on favorable terms.
Any of the foregoing events could result in substantial or total losses to
K-FIT
in respect of certain investments, which losses will likely be exacerbated by the presence of leverage in a portfolio company’s capital structure.
The Russian invasion of Ukraine may have a material adverse impact on us and our portfolio companies.
The conflict between Russia and Ukraine could lead to disruption, instability and volatility in global markets, economies and industries that could negatively impact our business, results of operations and financial condition. The conflict has already resulted in significant volatility in certain equity, debt and currency markets, material increases in certain commodity prices, and economic uncertainty. The conflict may escalate, and its resolution is unclear. The U.S. government and other governments have imposed severe sanctions against Russia and Russian interests and threatened additional sanctions and controls. Sanctions and export control laws and regulations are complex, frequently changing, and increasing in number, and they may impose additional legal compliance costs or business risks associated with our operations.
Our business is dependent on bank relationships and recent strain on the banking system may adversely impact us.
The financial markets recently have encountered volatility associated with concerns about the balance sheets of banks, especially small and regional banks who may have significant losses associated with investments that make it difficult to fund demands to withdraw deposits and other liquidity needs. Although the federal government has announced measures to assist these banks and protect depositors, some banks have already been impacted and others may be materially and adversely impacted. Our business is dependent on bank relationships and we are proactively monitoring the financial health of such bank relationships. Continued strain on the banking system may adversely impact our business, financial condition and results of operations.
We may experience fluctuations in our quarterly results.
We could experience fluctuations in our quarterly operating results due to a number of factors, including our ability or inability to make investments in companies that meet our investment criteria, the interest rate payable on the loans or other debt securities we originate or acquire, the level of our expenses (including our borrowing costs), variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which we encounter competition in our markets and general economic conditions. As a result of these factors, results for any previous period should not be relied upon as being indicative of performance in future periods.
We and the Adviser could be the target of litigation.
We and the Adviser could become the target of securities class action litigation or other similar claims if the value of
K-FIT
Class I Shares or Company Shares fluctuate significantly or for other reasons. The proceedings could continue without resolution for long periods of time and the outcome of any such proceedings could materially adversely affect our business, financial condition, and/or operating results. Any litigation or other similar claims could consume substantial amounts of our management’s time and attention, and that time and attention and the devotion of associated resources could, at times, be disproportionate to the amounts at stake. Litigation and other claims are subject to inherent uncertainties, and a material adverse impact on our financial statements could occur for the period in which the effect of an unfavorable final outcome in litigation or other similar claims becomes probable and reasonably estimable. In addition, we could incur expenses associated with defending ourselves against litigation and other similar claims, and these expenses could be material to our earnings in future periods.
Our business and operations could be negatively affected if we become subject to shareholder activism, which could cause us to incur significant expense, hinder the execution of our investment strategy or impact our share price.
Shareholder activism, which could take many forms, including making public demands that we consider certain strategic alternatives for
K-FIT,
engaging in public campaigns to attempt to influence our corporate governance and/or our management, and commencing proxy contests to attempt to elect the activists’ representatives or others to the
K-FIT
Board, or arise in a variety of situations, has been increasing in the BDC space recently. We may in the future become the target of shareholder activism, which could result in substantial costs and divert management’s and the
K-FIT
Board’s attention and resources from our business. Additionally, such shareholder activism could give rise to perceived uncertainties as to our future and adversely affect our relationships with service providers and our portfolio companies. Also, we may be required to incur significant legal and other expenses related to any activist shareholder matters. Further, the valuation of
K-FIT
Class I Shares could be subject to significant fluctuation or otherwise be adversely affected by the events, risks and uncertainties of any shareholder activism.
If we, our affiliates and our and their respective third-party service providers are unable to maintain the availability of electronic data systems and safeguard the security of data, our ability to conduct business may be compromised, which could impair our liquidity, disrupt our business, damage our reputation or otherwise adversely affect our business.
Cybersecurity refers to the combination of technologies, processes, and procedures established to protect information technology systems and data from unauthorized access, attack, or damage. We, our affiliates and our and their respective third-party service providers are subject to cybersecurity risks. Our business operations rely upon secure information technology systems for data processing, storage and reporting. We depend on the effectiveness of the information and cybersecurity policies, procedures and capabilities maintained by our affiliates and our and their respective third-party service providers to protect their computer and telecommunications systems and the data that reside on or are transmitted through them. Cybersecurity risks have significantly increased in recent years and, while we have not experienced any material losses relating to cyber-attacks or other information security breaches, we could suffer such losses in the future. Our, our affiliates and our and their respective third-party service providers’ computer systems, software and networks may be vulnerable to unauthorized access, computer viruses or other malicious code and other events that could have a security impact, as well as cyber-attacks that do not have a security impact but may nonetheless cause harm, such as causing denial-of-service
attacks (i.e., efforts to make network services unavailable to intended users) on websites, servers or other online systems. If one or more of such events occur, it potentially could jeopardize confidential and other information, including nonpublic personal information and sensitive business data, processed and stored in, and transmitted through, computer systems and networks, or otherwise cause interruptions or malfunctions in our operations or the operations of our affiliates and our and their respective third-party service providers. This could result in significant losses, reputational damage, litigation, regulatory fines or penalties, or otherwise adversely affect our business, financial condition or results of operations.
Substantial costs may be incurred in order to prevent any cyber incidents in the future. The costs related to cyber or other security threats or disruptions may not be fully insured or indemnified by other means. Privacy and information security laws and regulation changes, and compliance with those changes, may result in cost increases due to system changes and the development of new administrative processes. In addition, we may be required to expend significant additional resources to modify our protective measures and to investigate and remediate vulnerabilities or other exposures arising from operational and security risks. There is no assurance that any efforts to mitigate cybersecurity risks undertaken by us, our affiliates, or our or their respective third-party service providers will be effective. If we fail to comply with the relevant laws and regulations, we could suffer financial losses, a disruption of our business, liability to investors, regulatory intervention or reputational damage.
As an
SEC-reporting
company, we are subject to regulations not applicable to private companies, such as provisions of the Sarbanes-Oxley Act. Efforts to comply with such regulations will involve significant expenditures, and non-compliance
with such regulations may adversely affect us.
As an
SEC-reporting
company, we are subject to the Sarbanes-Oxley Act, and the related rules and regulations promulgated by the SEC. Our management is required to report on our internal control over financial reporting pursuant to Section 404 of the Sarbanes-Oxley Act. We are required to review on an annual basis our internal control over financial reporting, and on a quarterly and annual basis to evaluate and disclose changes in our internal control over financial reporting. As a relatively new company, developing and maintaining an effective system of internal controls may require significant expenditures, which may negatively impact our financial performance and our ability to make distributions. This process also will result in a diversion of our management’s time and attention. We cannot be certain of when our evaluation, testing and remediation actions will be completed or the impact of the same on our operations. In addition, we may be unable to ensure that the process is effective or that our internal controls over financial reporting are or will be effective in a timely manner. In the event that we are unable to develop or maintain an effective system of internal controls and maintain or achieve compliance with the Sarbanes-Oxley Act and related rules, we may be adversely affected.
We are not required to comply with the requirements of the Sarbanes-Oxley Act, including the internal control evaluation and certification requirements of Section 404, and will not be required to comply with all of those requirements until we have been subject to the reporting requirements of the Exchange Act for a specified period of time or the date we are no longer an emerging growth company under the JOBS Act. Accordingly, our internal controls over financial reporting do not currently meet all of the standards contemplated by Section 404 that we will eventually be required to meet. We are in the process of addressing our internal controls over financial reporting and are establishing formal procedures, policies, processes and practices related to financial reporting and to the identification of key financial reporting risks, assessment of their potential impact and linkage of those risks to specific areas and activities within
K-FIT
and the Company.
Our independent registered public accounting firm will not be required to formally attest to the effectiveness of our internal control over financial reporting until the later of the year following our first annual report required to be filed with the SEC, or the date we are no longer an emerging growth company under the JOBS Act. Because we do not currently have comprehensive documentation of our internal controls and have not yet tested our internal controls in accordance with Section 404, we cannot conclude in accordance with Section 404 that we do not have a material weakness in our internal controls or a combination of significant deficiencies that could result in the conclusion that we have a material weakness in our internal controls.
K-FIT
is an “emerging growth company” under the JOBS Act, and
K-FIT
cannot be certain if the reduced disclosure requirements applicable to emerging growth companies will make
K-FIT
Class I Shares less attractive to investors.
For so long as
K-FIT
remains an “emerging growth company,”
K-FIT
may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not “emerging growth companies” including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act. We cannot predict if investors will find our shares less attractive because we will rely on some or all of these exemptions. If some investors find our shares less attractive as a result, there may be a less active market for an investment in our shares.

In addition, Section 107 of the JOBS Act also provides that an “emerging growth company” can take advantage of the extended transition period provided in Section 7(a)(2)(B) of the 1933 Act for complying with new or revised accounting standards. In other words, an “emerging growth company” can delay the adoption of certain accounting standards until those standards would otherwise apply to private companies. We will take advantage of the extended transition period for complying with new or revised accounting standards, which may make it more difficult for investors and securities analysts to evaluate us since our financial statements may not be comparable to companies that comply with public company effective dates and may result in less investor confidence.
Events outside of our control, including public health crises, could negatively affect our portfolio companies and our results of operations.
Periods of market volatility have occurred and could continue to occur in response to pandemics or other events outside of our control. We, the Adviser, and the portfolio companies in which we invest in could be affected by force majeure events (
i.e.
, events beyond the control of the party claiming that the event has occurred, such as acts of God, fire, flood, earthquakes, outbreaks of an infectious disease, pandemic or any other serious public health concern, war, terrorism, labor strikes, major plant breakdowns, pipeline or electricity line ruptures, failure of technology, defective design and construction, accidents, demographic changes, government macroeconomic policies, social instability, etc.). Some force majeure events could adversely affect the ability of a party (including us, the Adviser, a portfolio company or a counterparty to us, the Adviser, or a portfolio company) to perform its obligations until it is able to remedy the force majeure event. In addition, force majeure events, such as the cessation of the operation of equipment for repair or upgrade, could similarly lead to the unavailability of essential equipment and technologies. These risks could, among other effects, adversely impact the cash flows available from a portfolio company, cause personal injury or loss of life, including to a senior manager of the Adviser or its affiliates, damage property, or instigate disruptions of service. In addition, the cost to a portfolio company or us of repairing or replacing damaged assets resulting from such force majeure event could be considerable. It will not be possible to insure against all such events, and insurance proceeds received, if any, could be inadequate to completely or even partially cover any loss of revenues or investments, any increases in operating and maintenance expenses, or any replacements or rehabilitation of property. Certain events causing catastrophic loss could be either uninsurable, or insurable at such high rates as to adversely impact us, the Adviser, or portfolio companies, as applicable. Force majeure events that are incapable of or are too costly to cure could have permanent adverse effects. Certain force majeure events (such as war or an outbreak of an infectious disease) could have a broader negative impact on the world economy and international business activity generally, or in any of the countries in which we invest or our portfolio companies operate specifically. Such force majeure events could result in or coincide with: increased volatility in the global securities, derivatives and currency markets; a decrease in the reliability of market prices and difficulty in valuing assets; greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); further social, economic, and political instability; nationalization of private enterprise; greater governmental involvement in the economy or in social factors that impact the economy; less governmental regulation and supervision of the securities markets and market participants and decreased monitoring of the markets by governments or self-regulatory organizations and reduced enforcement of regulations; limited, or limitations on, the activities of investors in such markets; controls or restrictions on foreign investment, capital controls and limitations on repatriation of invested capital; inability to purchase and sell investments or otherwise settle security or derivative transactions (
i.e.
, a market freeze); unavailability of currency hedging techniques; substantial, and in some periods extremely high, rates of inflation, which can last many years and have substantial negative effects on credit and securities markets as well as the economy as a whole; recessions; and difficulties in obtaining and/or enforcing legal judgments.
The ongoing effects of the
COVID-19
pandemic, including its variants, may result in adverse consequences for us and our portfolio companies. While many countries, including the United States, have relaxed or eliminated the early public health restrictions adopted in response to the
COVID-19
pandemic, the outbreak of new, worsening strains of
COVID-19
may result in a resurgence in the number of reported cases and hospitalizations. Such increases in cases could lead to the
re-introduction
of restrictions and business shutdowns in certain states, counties and cities in the United States and globally. In addition to these developments having adverse consequences for us and our portfolio companies, the operations of the Adviser have been, and could continue to be, adversely impacted, including through quarantine measures and travel restrictions
imposed on its personnel or service providers based or temporarily located in affected countries, or any related health issues of such personnel or service providers. Any potential impact to our results of operations will depend to a large extent on future developments and new information that could emerge regarding the duration and severity of the
COVID-19
pandemic and the actions taken by authorities and other entities to contain the spread of
COVID-19
and its variants or treat its impact, all of which are beyond our control. These potential impacts, while uncertain, could adversely affect our
and our portfolio companies’ operating results.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF COMPANY SHARES
The following description is based on relevant portions of the Delaware Statutory Trust Act and on the Company’s declaration of trust (as may be amended or restated from time to time, the “Declaration of Trust”) and bylaws. This summary is not intended to be complete. Please refer to the Delaware Statutory Trust Act and the Company’s Declaration of Trust and bylaws, copies of which have been filed as exhibits to the registration statement of which this Memorandum is a part, for a more detailed description of the provisions summarized below.
For a description of
K-FIT’s
common shares, including the
K-FIT
Class I Shares, and
K-FIT’s
outstanding preferred shares, please refer to
Annex
 A
.
General
The terms of the Declaration of Trust authorize an unlimited number of common shares of beneficial interests (“Common Shares”) of any class and an unlimited number of preferred shares. The Declaration of Trust provides that the Company Board may classify or reclassify any unissued Common Shares into one or more classes or series of Common Shares or preferred shares by setting or changing the preferences, conversion or other rights, voting powers, restrictions, or limitations as to dividends, qualifications, or terms or conditions of redemption of the shares. There are no outstanding options or warrants to purchase any Common Shares or preferred shares of the Company. No Common Shares or preferred shares have been authorized for issuance by the Company under any equity compensation plans. Under the terms of the Declaration of Trust, shareholders shall be entitled to the same limited liability extended to shareholders of private Delaware for profit corporations formed under the Delaware General Corporation Law, 8 Del. C. § 100, et. seq. The Declaration of Trust
provides that no shareholder shall be liable for any debt, claim, demand, judgment or obligation of any kind of, against or with respect to us by reason of being a shareholder, nor shall any shareholder be subject to any personal liability whatsoever, in tort, contract or otherwise, to any person in connection with the Company’s assets or the affairs of the Company by reason of being a shareholder.
None of the Company’s shares are subject to further calls or to assessments, sinking fund provisions, obligations of the Company or potential liabilities associated with ownership of the security (not including investment risks). In addition, except as may be provided by the Company Board in setting the terms of any class or series of Common Shares, no shareholder shall be entitled to exercise appraisal rights in connection with any transaction.
Outstanding Securities

Title of Class	Amount Authorized	Amount Held by Company for its Account	Amount Outstanding as of May 25, 2023
Company Shares	Unlimited	—	40
Common Shares
Under the terms of the Declaration of Trust, all Common Shares will have equal rights as to voting and, when they are issued, will be duly authorized, validly issued, and fully paid. Dividends and distributions may be paid to the holders of Common Shares if, as and when authorized by the Company Board and declared by the Company out of funds legally available therefore. Except as may be provided by the Company Board in setting the terms of classified or reclassified shares, the Common Shares will have no preemptive, exchange, conversion, appraisal or redemption rights. In the event of the Company’s liquidation, dissolution or winding up, each share of the Common Shares would be entitled to share pro rata in all of the Company’s assets that are legally available for distribution after it pays all debts and other liabilities and subject to any preferential rights of holders of preferred shares, if any Company preferred shares are outstanding at such time. Subject to the rights of holders of any other class or series of shares, each share of Common Shares will be entitled to one vote on all matters submitted to a vote of shareholders, including the election of trustees. Except as may be provided by the Company Board in setting the terms of classified or reclassified shares, and subject to the express terms of any class or series of preferred shares, the holders of the Common Shares will possess exclusive voting power with respect to the Company. There will be no cumulative voting in the election of trustees. Subject to the special rights of the holders of any class or series of preferred shares to elect trustees, each trustee will be elected by a plurality of the votes cast with respect to such trustee’s election. The Company Board may amend the Declaration of Trust or bylaws to alter the vote required to elect trustees.
Redemptions by the Company
Each share is subject to redemption (out of the assets of Company) by the Company at the redemption price equal to the then-current NAV per share of the relevant class or series of shares, determined in accordance with the Declaration of Trust, at any time if the Company Board determines in its sole discretion that a shareholder has breached any of its representations or warranties contained in such shareholder’s Subscription Agreement with the Company, and upon such redemption the holders of the shares so redeemed will have no further right with respect thereto other than to receive payment of such redemption price. Prior to exercising any such redemption, the Company will provide written notice to the applicable shareholder notifying them of any breach of the representations or warranties contained in the Subscription Agreement, after receipt of which notice the applicable shareholder will be provided with no less than 10 business days to cure the breach to the reasonable satisfaction of the Company.
Transferability of Company Shares
Company investors may generally Transfer their Company Shares provided that the transferee, as applicable, satisfies applicable eligibility and/or suitability requirements and the Transfer is otherwise made in accordance with applicable securities, tax, anti-money laundering and other applicable laws and compliance with the terms of the Subscription Agreement. No Transfer will be effectuated except by registration of the Transfer on the Company’s books. Each transferee must agree to be bound by the restrictions set forth in the Subscription Agreement and all other obligations as an investor in the Company.
Preferred Shares and Other Securities
The Declaration of Trust provides that the Company Board may, subject to the Company’s investment policies and restrictions and the requirements of the 1940 Act, authorize and cause the Company to issue securities of the Company other than the Company Shares (including preferred shares, debt securities or other senior securities), by action of the Company Board without the approval of Shareholders. The Company Board may determine the terms, rights, preferences, privileges, limitations and restrictions of such securities as the Company Board sees fit.
Preferred shares could be issued with rights and preferences that would adversely affect Shareholders, although the Company currently has no intent to issue preferred shares. Preferred shares could also be used as an anti-takeover device. Every issuance of preferred shares will be required to comply with the requirements of the 1940 Act. Every issuance of preferred shares will be required to comply with the requirements of the 1940 Act.
Limitation on Liability of Trustees and Officers; Indemnification and Advance of Expenses
Delaware law permits a Delaware statutory trust to include in its declaration of trust a provision to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever with the exception of any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing. The Declaration of Trust provides that no shareholder will be subject in such capacity to any personal liability whatsoever to any Person (as defined in the Declaration of Trust) in connection with Trust Property (as defined in the Declaration of Trust) or the affairs of the Company. Shareholders will have the same limitation of personal liability as is extended to stockholders of a private corporation for profit incorporated under the Delaware General Corporation Law. No trustee or officer of the Company will be subject in such capacity to any personal liability whatsoever to any Person, save only liability to the Company or its shareholders arising from bad faith, willful misconduct, gross negligence or reckless disregard for his or her duty to such Person; and, subject to the foregoing exception, all such Persons will look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Company. If any shareholder, trustee or officer, as such, of the Company, is made a party to any suit or proceeding to enforce any such liability, subject to the foregoing exception, he or she will not, on account thereof, be held to any personal liability. Any repeal or modification of the applicable section of the Declaration of Trust will not adversely affect any right or protection of a trustee or officer of the Company existing at the time of such repeal or modification with respect to acts or omissions occurring prior to such repeal or modification.
Pursuant to the Declaration of Trust, the Company will indemnify each person who at any time serves as a trustee, officer or employee of the Company (each such person being an “indemnitee”) against any liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and reasonable counsel fees reasonably incurred by such indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which he or she may be or may have been involved as a party or otherwise or with which he or she may be or may have been threatened, while acting in any capacity set forth in the applicable section of the Declaration of Trust by reason of his having acted in any such capacity, except with respect to any matter as to which he or she will not have acted in good faith in the reasonable belief that his action was in the best interest of the Company or, in the case of any criminal proceeding, as to which he or she will have had reasonable cause to believe that the conduct was unlawful, provided, however, that no indemnitee will be indemnified thereunder against any liability to any person or any expense of such indemnitee arising by reason of (i) willful misconduct, (ii) bad faith, (iii) gross negligence, or (iv) reckless disregard of the duties involved in the conduct of his or her position (the conduct referred to in such clauses (i) through (iv) being sometimes referred to herein as “disabling conduct”). Notwithstanding the foregoing, with respect to any action, suit or other proceeding voluntarily prosecuted by any indemnitee as plaintiff, indemnification will be mandatory only if the prosecution of such action, suit or other proceeding by such indemnitee (1) was authorized by a majority of the Company Board or (2) was instituted by the indemnitee to enforce his or her rights to indemnification hereunder in a case in which the indemnitee is found to be entitled to such indemnification. The rights to indemnification set forth in the Declaration of Trust will continue as to a person who has ceased to be a trustee or officer of the Company and will inure to the benefit of his or her heirs, executors and personal and legal representatives. No amendment or restatement of the Declaration of Trust or repeal of any of its provisions will limit or eliminate any of the benefits provided to any person who at any time is or was a trustee or officer of the Company or otherwise entitled to indemnification thereunder in respect of any act or omission that occurred prior to such amendment, restatement or repeal.
Notwithstanding the foregoing, the Company will not indemnify an indemnitee unless there has been a determination (i) by a final decision on the merits by a court or other body of competent jurisdiction before whom the issue of entitlement to indemnification hereunder was brought that such indemnitee is entitled to indemnification hereunder or, (ii) in the absence of such a decision, by (1) a majority vote of a quorum of those independent trustees who are not parties to the proceeding
(“Disinterested Non-Party Trustees”),
that the indemnitee is entitled to indemnification hereunder, or (2) if such quorum is not obtainable or even if obtainable, if such majority so directs, independent legal counsel in a written opinion concludes that the indemnitee should be entitled to indemnification hereunder. All determinations to make advance payments in connection with the expense of defending any proceeding will be authorized and made in accordance with the immediately succeeding paragraph below.

In addition, the Declaration of Trust permits the Company to make advance payments in connection with the expenses of defending any action with respect to which indemnification might be sought hereunder if the Company receives a written affirmation by the indemnitee of the indemnitee’s good faith belief that the standards of conduct necessary for indemnification have been met and a written undertaking to reimburse the Company unless it is subsequently determined that the indemnitee is entitled to such indemnification and if a majority of the Company Trustees determine that the applicable standards of conduct necessary for indemnification appear to have been met. In addition, at least one of the following conditions must be met: (i) the indemnitee will provide adequate security for his or her undertaking, (ii) the Company will be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the
Disinterested Non-Party Trustees,
or if a majority vote of such quorum so direct, legal counsel in a written opinion, will conclude, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is substantial reason to believe that the indemnitee ultimately will be found entitled to indemnification.
Subject to any limitations provided by the 1940 Act and the Declaration of Trust, the Company will have the power and authority to indemnify and provide for the advance payment of expenses to employees, agents and other Persons providing services to the Company or serving in any capacity at the request of the Company or provide for the advance payment of expenses for such persons, provided that such indemnification has been approved by a majority of the Company Board.
Number of Trustees; Vacancies; Removal; Term and Election; Certain Transactions
The Declaration of Trust includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Company by means of a tender offer, proxy contest or otherwise or to change the composition of the Company Board. This could have the effect of discouraging a third party from seeking to obtain control over the Company. Such attempts could have the effect of increasing the expenses of the Company and disrupting the normal operation of the Company.
The Declaration of Trust provides that the number of trustees will be set only by the Company Board, which may at any time increase or decrease the number of trustees by a majority vote or written consent. The Declaration of Trust provides that the number of trustees generally may not be less than one or more than fifteen. Except as otherwise required by applicable requirements of the 1940 Act and as may be provided by the Company Board in setting the terms of any class or series of preferred shares, pursuant to an election under the Declaration of Trust, any and all vacancies on the Company Board may be filled only by the affirmative vote of a majority of the remaining trustees in office, even if the remaining trustees do not constitute a quorum, and any trustee elected to fill a vacancy will serve for the remainder of the full term of the trustee for whom the vacancy occurred and until a successor is elected and qualified, subject to any applicable requirements of the 1940 Act.
Under the Declaration of Trust, the Company is not required to hold annual meetings and, prior to the earlier of (a) a listing of any class of the Company Shares on a national securities exchange, if any, and (b) the date of notice of the Company’s first annual meeting of Shareholders, each trustee will hold office for life (or until the attainment of any mandatory retirement age or term limits established by a majority of the Company Board) or until his or her successor is elected or the Company terminates, unless such trustee resigns or is removed in accordance with the Declaration of Trust. However, effective upon and following the occurrence of the earlier of (a) a listing of any class of the Company Shares on a national securities exchange, if any, and (b) the date of notice of the Company’s first annual meeting of Shareholders, the Company Board will be divided into three classes, with the terms of one class expiring at each annual meeting of Shareholders. At each annual meeting, one class of trustees will be elected to a three-year term. This provision could delay for up to two years the replacement of a majority of the Company Board. A trustee may be removed from office for cause only, and not without cause, and only by the action of a majority of the remaining trustees.
In the event of a shareholder vote on election of trustees, trustees shall be elected by a plurality of the vote of all holders of the outstanding Company Shares.

The Declaration of Trust grants special approval rights with respect to certain matters to members of the Company Board who qualify as “Continuing Trustees,” which term means trustees who either (i) have been members of the Company Board for a period of at least thirty-six
months (or since May 25, 2023, if less than
thirty-six
months) or (ii) were nominated to serve as members of the Company Board by a majority of the Continuing Trustees then members of the Company Board.
The Declaration of Trust requires the affirmative vote or consent of at least seventy-five percent (75%) of the trustees and holders of at least seventy-five percent (75%) of the Company’s outstanding shares (including Company Shares and preferred shares, if any) to authorize certain Company transactions not in the ordinary course of business, including (i) a merger, conversion, consolidation, or share exchange of the Company or any series or class of the Company Shares with or into any other person or company (including, without limitation, a partnership, corporation, joint venture, statutory or business trust, common law trust or any other business organization) or sale of exchange of all or substantially all of the assets of the Company, or (ii) any shareholder proposal regarding specific investment decisions; provided, however, in the case of clause (i), if the transaction is authorized by both a majority of the Company Board and seventy-five percent (75%) of the Continuing Trustees then no shareholder authorization would be required by the Company’s bylaws and Declaration of Trust except to the extent such shareholder vote or consent is required by the 1940 Act or other federal law.
In addition, any amendment to the Declaration of Trust to make the Company Shares “redeemable securities” and any other proposal to convert the Company’s, whether by merger or otherwise, from a
“closed-end
company” to an
“open-end
company” (as such terms are defined in the 1940 Act) must be approved by the affirmative vote of Shareholders entitled to cast at least two-thirds
of the votes entitled to be cast on the matter to effect such amendment or proposal.
The overall effect of these provisions is to render more difficult the accomplishment of a merger or the assumption of control by a third party. These provisions also provide, however, the advantage of potentially requiring persons seeking control of the Company to negotiate with its management regarding the price to be paid and facilitating the continuity of the Company’s investment objective and policies. The provisions of the Declaration of Trust described above could have the effect of discouraging a third party from seeking to obtain control of the Company in a tender offer or similar transaction. The Company Board has considered the foregoing anti-takeover provisions and concluded that they are in the best interests of the Company and its Shareholders.
Action by Shareholders
The Company’s Shareholders will only have voting rights as required by the 1940 Act or as otherwise provided for in the Declaration of Trust. Under the Declaration of Trust, the Company is not required to hold annual meetings and the Company’s bylaws provide that an annual meeting of Shareholders will not be required in any year in which the election of trustees is not required to be held under the 1940 Act. The failure to hold an annual meeting will not invalidate the Company’s existence or affect any otherwise valid corporate act of the Company.
A special meeting of the Company’s Shareholders may be called at any time by a majority of the Company Board or the chief executive officer and will be called by any trustee for any proper purpose upon written request of Shareholders holding in the aggregate not less than thirty-three and one-third percent
(33-1/3%)
of the outstanding Company Shares, such request specifying the purpose or purposes for which such meeting is to be called, provided that in the case of a meeting called by any trustee at the request of Shareholders for the purpose of electing trustees or removing the Adviser, the written request of Shareholders holding in the aggregate not less than fifty-one percent
(51%) of the outstanding Company Shares or class or series of shares having voting rights on the matter will be required. For a special shareholder meeting to be called for a proper purpose (as used in the preceding sentence), it is not a requirement that such purpose relate to a matter on which Shareholders are entitled to vote, provided that if such meeting is called for a purpose for which Shareholders are not entitled to vote, no vote will be taken at such meeting. Any shareholder meeting, including a special meeting, will be held within or without the State of Delaware on such day and at such time as the Company Board will designate, and may be held virtually.
Pass-Through Voting on
K-FIT
Matters
Whenever the Company, as a shareholder in
K-FIT,
is requested to vote on matters pertaining to
K-FIT,
the Company, in exercising any voting or approval rights held by the Company in connection with the
K-FIT
voting securities it holds on behalf of Shareholders, will seek the direction of the Participating Company Shareholders on how such voting or approval rights should be exercised, and the Company Board will hold a meeting of Shareholders or otherwise provide the Participating Company Shareholders with such information as may be necessary for the Participating Company Shareholders to properly consider the matter and allow the Participating Company Shareholders to provide such direction, and the Company Board will ensure that the Company exercises such voting or approval rights in such a manner so as to give effect to the directions of the Participating Company Shareholders; provided that, if any Participating Company Shareholders fail to respond in writing to the Company in respect of any vote or approval matter within the date specified by the Company Board, the Company will vote its
K-FIT
voting securities allocable to such
non-responding
Participating Company Shareholders in the same proportion as to Participating Company Shareholders from whom it receives voting instructions.
Amendment of the Declaration of Trust; No Approval by Shareholders
The Company Board may, without shareholder vote, amend or otherwise supplement the Declaration of Trust by making an amendment, a Declaration of Trust supplemental thereto or an amended and restated Declaration of Trust. Company Shareholders will only have the right to vote on any amendment: (i) which would eliminate their right to vote granted in the Declaration of Trust, (ii) to the amendment provision of the Declaration of Trust, (iii) that would adversely affect the powers, preferences or special rights of the shares as determined by the Company Board in good faith and (iv) submitted to them by the Company Board. Notwithstanding the foregoing, in connection with a listing of the Company Shares on a national securities exchange, the Board may, without the approval or vote of the Shareholders, amend or supplement the Declaration of Trust in any manner, including, without limitation, to opt-in
to any voting restriction or other limitation made available by any control share acquisition act or similar statute that is, or becomes, available to private Delaware for-profit
corporations formed under the Delaware General Corporation Law, to classify the Company Board, to impose super-majority approval for certain types of transactions and to otherwise add or modify provisions that may be deemed to be adverse to Shareholders. A proposed amendment to the Declaration of Trust requires the affirmative vote of a majority of the Company Board for adoption.
An amendment duly adopted by the requisite vote of the Company Board and, if required, the Shareholders as aforesaid, will become effective at the time of such adoption or at such other time as may be designated by the Company Board or Shareholders, as the case may be. A certification in recordable form signed by a majority of the Company Board setting forth an amendment and reciting that it was duly adopted by the trustees and, if required, the Shareholders as aforesaid, or a copy of the Declaration of Trust, as amended, in recordable form, and executed by a majority of the Company Board, will be conclusive evidence of such amendment when lodged among the records of the Company or at such other time designated by the Company Board.
Derivative Actions
No person, other than a trustee, who is not a shareholder will be entitled to bring any derivative action, suit or other proceeding on behalf of the Company. No shareholder may maintain a derivative action on behalf of the Company unless holders of at least fifty-one
percent (51%) of the outstanding shares join in the bringing of such action.

In addition to the requirements set forth in Section 3816 of the Delaware Statutory Trust Statute, a shareholder may bring a derivative action on behalf of the Company only if the following conditions are met: (i) the shareholder or Shareholders must make a pre-suit demand
upon the Company Board to bring the subject action unless an effort to cause the Company Board to bring such an action is not likely to succeed; and a demand on the Company Board will only be deemed not likely to succeed and therefore excused if a majority of the Company Board, or a majority of any committee established to consider the merits of such action, is composed of trustees who are not “independent trustees” (as that term is defined in the Delaware Statutory Trust Statute); and (ii) unless a demand is not required under clause (i) above, the Company Board must be afforded a reasonable amount of time to consider such shareholder request and to investigate the basis of such claim; and the Company Board will be entitled to retain counsel or other advisors in considering the merits of the request and may require an undertaking by the Shareholders making such request to reimburse the Company for the expense of any such advisors in the event that the Company Board determines not to bring such action. For purposes of this paragraph, the Company Board may designate a committee of one or more trustees to consider a shareholder demand.
For the avoidance of doubt, Section 13.4 of the Declaration of Trust, which prohibits derivative actions as set forth above, shall not apply to any claims asserted under the U.S. federal securities laws, including, without limitation, the 1940 Act.
Exclusive Delaware Jurisdiction
Each Company Board trustee, each officer and each person legally or beneficially owning a share or an interest in a share of the Company (whether through a broker, dealer, bank, trust company or clearing corporation or an agent of any of the foregoing or otherwise), to the fullest extent permitted by law, including Section 3804(e) of the Delaware Statutory Trust Statute, (i) irrevocably agrees that any claims, suits, actions or proceedings asserting a claim governed by the internal affairs (or similar) doctrine or arising out of or relating in any way to the Company, the Delaware Statutory Trust Statute, the Company’s bylaws or the Declaration of Trust (including, without limitation, any claims, suits, actions or proceedings to interpret, apply or enforce (A) the provisions of the Declaration of Trust or the Company’s bylaws, or (B) the duties (including fiduciary duties), obligations or liabilities of the Company to the Shareholders or the Company Board, or of officers or the Company Board to the Company, to the Shareholders or each other, or (C) the rights or powers of, or restrictions on, the Company, the officers, the Company Board or the Shareholders, or (D) any provision of the Delaware Statutory Trust Statute or other laws of the State of Delaware pertaining to trusts made applicable to the Company pursuant to Section 3809 of the Delaware Statutory Trust Statute, or (E) any other instrument, document, agreement or certificate contemplated by any provision of the Delaware Statutory Trust Statute or the Declaration of Trust or the Company’s bylaws relating in any way to the Company or (F) the securities or antifraud laws of any international, national, state, provincial, territorial, local or other governmental or regulatory authority (other than the federal securities laws of the United States), including, in each case, the applicable rules and regulations promulgated thereunder (regardless, in each case, of whether such claims, suits, actions or proceedings (x) sound in contract, tort, fraud or otherwise, (y) are based on common law, statutory, equitable, legal or other grounds, or (z) are derivative or direct claims)), will be exclusively brought in the Court of Chancery of the State of Delaware or, if such court does not have subject matter jurisdiction thereof, any other court in the State of Delaware with subject matter jurisdiction, (ii) irrevocably submits to the exclusive jurisdiction of such courts in connection with any such claim, suit, action or proceeding, (iii) irrevocably agrees not to, and waives any right to, assert in any such claim, suit, action or proceeding that (A) it is not personally subject to the jurisdiction of such courts or any other court to which proceedings in such courts may be appealed, (B) such claim, suit, action or proceeding is brought in an inconvenient forum, or (C) the venue of such claim, suit, action or proceeding is improper, (iv) consents to process being served in any such claim, suit, action or proceeding by mailing, certified mail, return receipt requested, a copy thereof to such party at the address in effect for notices hereunder, and agrees that such service will constitute good and sufficient service of process and notice thereof; provided, nothing in clause (iv) hereof will affect or limit any right to serve process in any other manner permitted by law, and (v) irrevocably waives any and all right to trial by jury in any such claim, suit, action or proceeding. For the avoidance of doubt, Section 13.6 of the Declaration of Trust will not apply to any claims asserted under the U.S. federal securities laws, including, without limitation, the 1940 Act.
Term of the Company
The Company Board may, to the extent the trustees deem appropriate, adopt a plan of liquidation at any time, which plan of liquidation may set forth the terms and conditions for implementing the dissolution and liquidation of the Company. Shareholders of the Company will not be entitled to vote on the adoption of any plan of liquidation of the Company or the dissolution and liquidation of the Company, except to the extent required by the 1940 Act. After a listing of the Company Shares on a national securities exchange, the Company’s may be dissolved by the affirmative vote or consent of at least a majority of the Company Board and 75% of the Continuing Trustees, without the vote of the Shareholders.
Books and Reports
The Company is required to keep appropriate books of our business at our principal offices. The books will be maintained for both tax and financial reporting purposes on an accrual basis in accordance with GAAP.

Outstanding Securities [Table Text Block]	Outstanding Securities

Title of Class	Amount Authorized	Amount Held by Company for its Account	Amount Outstanding as of May 25, 2023
Company Shares	Unlimited	—	40

Risks Relating to Investment Strategies and K-FIT Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Relating to Investment Strategies and
K-FIT
Investments
An investment in
K-FIT
Class I Shares, and thus an investment in Company Shares, involves a number of significant risks. The following information is a discussion of the material risks associated with an investment in
K-FIT
Class I Shares specifically, as well as those factors generally associated with an investment in a company with investment objectives, investment policies, capital structure or markets similar to
K-FIT’s.
In addition to the other information contained in this Memorandum, you should consider carefully the following information before making an investment in Company Shares. The risks below are not the only risks
K-FIT
and the Company face. Additional risks and uncertainties not presently known to us or not presently deemed material by us may also impair our operations and performance. If any of the following events occur our business, financial condition and results of operations could be materially and adversely affected. In such cases, the NAV of the
K-FIT
Class I Shares, and indirectly the Company Shares, could decline, and you may lose all or part of your investment.

Summary of Risk Factors [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Summary of Risk Factors
The following is a summary of the principal risks associated with an investment in the Company’s and
K-FIT’s
securities. The risks discussed below relate to the investments generally made by
K-FIT.
These risks will, in turn, have an effect on the Company through its investment in
K-FIT.
In particular, while the risks relating to distributions, repurchases and liquidity noted below relate primarily to
K-FIT,
substantially similar risks exist for investments in the Company. The Company will invest substantially all of its assets in
K-FIT.
Further details regarding each risk included in the below summary list can be found further below.

•	The Company and K-FIT are relatively new companies and have limited operating histories.

•
K-FIT’s
ability to achieve its investment objectives depends on the Adviser’s ability to manage and support our investment process and if the
K-FIT
Advisory Agreement were to be terminated, or if the Adviser loses any members of its senior management team, our ability to achieve our investment objectives could be significantly harmed.

•
Because
K-FIT’s
business model depends to a significant extent upon relationships with private equity sponsors, investment banks and commercial banks, the inability of the Adviser to maintain or develop these relationships, or the failure of these relationships to generate investment opportunities, could adversely affect our business.

•	K-FIT operates in a highly competitive market for investment opportunities, which could reduce returns and result in losses.

•
As required by the 1940 Act, a significant portion of
K-FIT’s
investment portfolio is and will be recorded at fair value as determined in good faith and, as a result, there is and will be uncertainty as to the value of our portfolio investments.

•	There is a risk that investors in K-FIT Class I Shares may not receive distributions or that our distributions may decrease over time.

•	Although the Company and K-FIT each expect to adopt a share repurchase program, the Company and K-FIT have discretion to not repurchase shares or to suspend the programs.

•	Our investments in prospective portfolio companies may be risky, and we could lose all or part of our investment.

•	We are exposed to risks associated with changes in interest rates.

•	Investing in middle-market companies involves a number of significant risks, any one of which could have a material adverse effect on our operating results.

•	A lack of liquidity in certain of our investments may adversely affect our business.

•	Prepayments of our debt investments by our portfolio companies could adversely impact our results of operations and reduce our return on equity.

•	There may be conflicts of interest related to obligations the Adviser’s senior management and investment teams have to our affiliates and to other clients.

•
We are uncertain of our future sources for funding our future capital needs and if we cannot obtain debt or equity financing on acceptable terms, or at all, our ability to acquire investments and to expand our operations will be adversely affected.

•
When we use leverage, the potential for loss on amounts invested in us will be magnified and may increase the risk of investing in us. Leverage may also adversely affect the return on our assets, reduce cash available for distribution to our shareholders and result in losses.

•	An investment in K-FIT Class I Shares and the Company Shares will have limited liquidity.

•	Investing in K-FIT Class I Shares, and thus investing in Company Shares, involves a high degree of risk.

•	We may experience fluctuations in our quarterly results.

Risks Related to Our Business and Structure [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to Our Business and Structure
The Company and
K-FIT
are relatively new companies and have limited operating histories.
The Company and
K-FIT
are each a
non-diversified,
closed-end
management investment companies that have limited operating histories.
K-FIT
has elected to be treated as a BDC. As a result, prospective investors have no significant track record or history on which to base their investment decision. We are subject to the business risks and uncertainties associated with recently formed businesses, including the risk that we will not achieve our investment objectives and the value of a shareholder’s investment could decline substantially or become worthless. While we believe that the past professional experiences of the Adviser’s investment team, including investment and financial experience of the Adviser’s senior management, will increase the likelihood that the Adviser will be able to manage the Company and
K-FIT
successfully, there can be no assurance that this will be the case.
The
K-FIT
Board may change
K-FIT’s
operating policies and strategies without prior notice or shareholder approval, the effects of which may be adverse to our results of operations and financial condition.
The
K-FIT
Board has the authority to modify or waive our current operating policies, investment criteria and strategies without prior notice and without shareholder approval. We cannot predict the effect any changes to our current operating policies, investment criteria and strategies would have on our business, NAV, operating results and value of our shares. However, the effects might be adverse, which could negatively impact our ability to pay you distributions and cause you to lose all or part of your investment. Moreover, we have significant flexibility in investing the net proceeds from our continuous offering and may use the net proceeds from our continuous offering in ways with which investors may not agree or for purposes other than those contemplated in this Memorandum.
The
K-FIT
Board and the Company Board may amend
K-FIT’s
and the Company’s respective declarations of trust without prior shareholder approval.
Each of the
K-FIT
Board and the Company Board may, without shareholder vote, subject to certain exceptions, amend or otherwise supplement
K-FIT’s
and the Company’s respective declarations of trust by making an amendment, a declaration of trust supplemental thereto or an amended and restated declaration of trust, including to require super-majority approval of transactions with significant shareholders or other provisions that may be characterized as anti-takeover in nature.
Price declines in the medium- and
large-sized
U.S. corporate debt market may adversely affect the fair value of
K-FIT’s
portfolio, reducing our NAV through increased net unrealized depreciation.
Conditions in the medium- and
large-sized
U.S. corporate debt market may deteriorate, as seen during the recent financial crisis, which may cause pricing levels to similarly decline or be volatile. During the financial crisis, many institutions were forced to raise cash by selling their interests in performing assets in order to satisfy margin requirements or the equivalent of margin requirements imposed by their lenders and/or, in the case of hedge funds and other investment vehicles, to satisfy widespread redemption requests. This resulted in a forced deleveraging cycle of price declines, compulsory sales and further price declines, with falling underlying credit values, and other constraints resulting from the credit crisis generating further selling pressure. If similar events occurred in the medium- and large-sized
U.S. corporate debt market, our NAV could decline through an increase in unrealized depreciation and incurrence of realized losses in connection with the sale of our investments, which could have a material adverse impact on our business, financial condition and results of operations.
K-FIT’s
ability to achieve its investment objectives depends on the Adviser’s ability to manage and support our investment process and if the
K-FIT
Advisory Agreement were to be terminated, or if the Adviser loses any members of its senior management team, our ability to achieve our investment objectives could be significantly harmed.
Because we have no employees, we depend on the investment expertise, skill and network of business contacts of the Adviser. The Adviser evaluates, negotiates, structures, executes, monitors and services our investments. Our future success depends to a significant extent on the continued service of the Adviser, as well as its senior management team. The departure of any members of the Adviser’s senior management team could have a material adverse effect on our ability to achieve our investment objectives.
Our ability to achieve our investment objectives depends on the Adviser’s ability to identify, analyze, invest in, finance and monitor companies that meet our investment criteria. The Adviser’s capabilities in structuring the investment process, providing competent, attentive and efficient services to us, and facilitating access to financing on acceptable terms depend on the employment of investment professionals in an adequate number and of adequate sophistication to match the corresponding flow of transactions. To achieve our investment objectives, the Adviser may need to hire, train, supervise and manage new investment professionals to participate in our investment selection and monitoring process. The Adviser may not be able to find investment professionals in a timely manner or at all. Failure to support our investment process could have a material adverse effect on our business, financial condition and results of operations.
In addition, each of the
K-FIT
Advisory Agreement and
K-FIT
Administration Agreement with the Adviser has termination provisions that allow the parties to terminate the agreements without penalty. The
K-FIT
Advisory Agreement and the
K-FIT
Administration Agreement may each be terminated at any time, without penalty, by the Adviser, upon 60 days’ notice to us. If the
K-FIT
Advisory Agreement is terminated, it may adversely affect the quality of our investment opportunities. In addition, in the event such agreement is terminated, it may be difficult for us to replace the Adviser and the termination of such agreement may adversely impact the terms of any existing or future financing arrangement, which could have a material adverse effect on our business and financial condition.
Any failure by the Adviser to manage and support
K-FIT’s
investment process may hinder the achievement of our investment objectives.
The Adviser is an investment adviser jointly operated by KKR Credit and an affiliate of FS Investments, FSJV Holdco, LLC. The 1940 Act and the Code impose numerous constraints on the operations of BDCs that do not apply to other investment vehicles. KKR Credit’s and FS Investments’ individual track records and achievements are not necessarily indicative of the future results they will achieve as a joint investment adviser to
K-FIT.
Accordingly, we can offer no assurance that we will replicate the historical performance of other investment companies with which KKR Credit and FS Investments have been affiliated, and we caution that our investment returns could be lower than the returns achieved by such other companies, including any other business development companies.
Because
K-FIT’s
business model depends to a significant extent upon relationships with private equity sponsors, investment banks and commercial banks, the inability of the Adviser to maintain or develop these relationships, or the failure of these relationships to generate investment opportunities, could adversely affect our business.
The Adviser depends on its broader organization’s relationships with private equity sponsors, investment banks and commercial banks, and we rely to a significant extent upon these relationships to provide us with potential investment opportunities. If the Adviser or its broader organization fail to maintain their existing relationships or develop new relationships with other sponsors or sources of investment opportunities, we may not be able to grow our investment portfolio. In addition, individuals with whom the Adviser or its broader organizations have relationships are not obligated to provide us with investment opportunities, and, therefore, there is no assurance that such relationships will generate investment opportunities for us.
K-FIT
operates in a highly competitive market for investment opportunities, which could reduce returns and result in losses.
A number of entities compete with us to make the types of investments that we plan to make and we believe that recent market trends, including sustained periods of low interest rates, have increased the number of competitors seeking to invest in loans to private, middle-market companies in the United States. We compete with public and private funds, commercial and investment banks, commercial financing companies and, to the extent they provide an alternative form of financing, private equity and hedge funds. Many of our competitors are substantially larger and have considerably greater financial, technical and marketing resources than we do. For example, we believe some of our competitors have access to funding sources that are not available to us. In addition, some of our competitors could have higher risk tolerances or different risk assessments, which could allow them to consider a wider variety of investments and establish more relationships than us. Furthermore, many of our competitors are not subject to the regulatory restrictions that the 1940 Act imposes on BDCs or the source of income, asset diversification and distribution requirements we must satisfy to qualify and maintain our qualification as a RIC. The competitive pressures we face could have a material adverse effect on our business, financial condition, results of operations and cash flows. As a result of this competition, we can provide no assurance that we will be able to take advantage of attractive investment opportunities that arise from time to time, and we can provide no assurance that we will be able to identify and make investments that are consistent with our investment objective.
The amount of capital in the private debt markets and overall competition for loans could result in short-term returns for us that are lower than our long-term targets. In addition, one of the effects of the
COVID-19
pandemic was the decrease in the number of new investment opportunities in U.S. middle-market companies during 2020, and we can offer no assurance about when, or if, the number of U.S. middle-market company investing opportunities will equal or exceed those available prior to the
COVID-19
pandemic. In the event these conditions continue for an extended amount of time, they could have a material adverse effect on our business, financial condition and results of operations.
Identifying, structuring and consummating investments involves competition among capital providers and market and transaction uncertainty. The Adviser can provide no assurance that it will able to identify a sufficient number of suitable investment opportunities or to avoid prepayment of existing investments to satisfy our investment objectives, including as necessary to effectively structure credit facilities or other forms of leverage. The loan origination market is very competitive, which can result in loan terms that are more favorable to borrowers, and conversely less favorable to lenders, such as lower interest rates and fees, weaker borrower financial and other covenants, borrower rights to cure defaults, and other terms more favorable to borrowers than current or historical norms. Increased competition could cause us to make more loans that are
“cov-lite”
in nature and, in a distressed scenario, there can be no assurance that these loans will retain the same value as loans with a full package of covenants. As a result of these conditions, the market for leveraged loans could become less advantageous than expected for us, and this could increase default rates, decrease recovery rates or otherwise harm our returns. The risk of prepayment is also higher in the current competitive environment if borrowers are offered more favorable terms by other lenders. The financial markets have experienced substantial fluctuations in prices and liquidity for leveraged loans. Any further disruption in the credit and other financial markets could have substantial negative effects on general economic conditions, the availability of required capital for companies and the operating performance of such companies. These conditions also could result in increased default rates and credit downgrades, and affect the liquidity and pricing of the investments made by us. Conversely, periods of economic stability and increased competition among capital providers could increase the difficulty of locating investments that are desirable for us.
With respect to the investments we make, we do not seek to compete based primarily on the interest rates we offer, and we believe that some of our competitors could make loans with interest rates that will be lower than the rates we offer. In the secondary market for acquiring existing loans, we compete generally on the basis of pricing terms. With respect to all investments, we could lose some investment opportunities if we do not match our competitors’ pricing, terms and structure. However, if we match our competitors’ pricing, terms and structure, we could experience decreased net interest income, lower yields and increased risk of credit loss. We could also compete for investment opportunities with accounts managed or sponsored by the Adviser or its affiliates. Although Adviser allocates opportunities in accordance with its allocation policy, allocations to such other accounts will reduce the amount and frequency of opportunities available to us and thus not necessarily be in the best interests of us and our securityholders. Moreover, the performance of investments will not be known at the time of allocation.
As required by the 1940 Act, a significant portion of
K-FIT’s
investment portfolio is and will be recorded at fair value as determined in good faith and, as a result, there is and will be uncertainty as to the value of our portfolio investments.
Under the 1940 Act, we are required to carry our portfolio investments at market value or, if there is no readily available market value, at fair value as determined pursuant to policies adopted by the Adviser and subject to the oversight of the
K-FIT
Board. There is not a public market for the securities of the privately held companies in which we invest. Most of our investments will not be publicly traded or actively traded on a secondary market. As a result, the Adviser, having been designated by the
K-FIT
Board as the party responsible for applying the valuation methods, values these securities at least quarterly at fair value as determined in good faith as required by the 1940 Act. In connection with calculating a NAV as of the last day of a month that is not also the last day of a calendar quarter, the Adviser will consider whether there has been a material change to such investments as to affect their fair value, but such analysis will be more limited than the quarter-end
process.

Certain factors that may be considered in determining the fair value of our investments include dealer quotes for securities traded on the secondary market for institutional investors, the nature and realizable value of any collateral, the portfolio company’s earnings and its ability to make payments on its indebtedness, the markets in which the portfolio company does business, comparison to comparable publicly traded companies, discounted cash flows and other relevant factors. Because such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, may fluctuate over short periods of time and may be based on estimates, our determinations of fair value may differ materially from the values that would have been used if a ready market for these non-traded securities
existed. Due to this uncertainty, our fair value determinations may cause our NAV on a given date to materially understate or overstate the value that we may ultimately realize upon the sale of one or more of our investments. As a result, investors purchasing our securities based on an overstated NAV would pay a higher price than the value of our investments might warrant. Conversely, investors selling shares during a period in which the NAV understates the value of our investments will receive a lower price for their shares than the value of our investments might warrant.
Investors will not know the exact price of shares in any quarterly tender offer conducted by
K-FIT
or the Company until after the expiration of the applicable tender offer. In light of the foregoing, an investor may receive shares based on an NAV different than, or tender shares based on an NAV greater than, the NAV per share available publicly at the time the relevant investor submitted their purchase order or tendered their shares, as applicable.
There is a risk that investors in
K-FIT
Class I Shares may not receive distributions or that our distributions may decrease over time.
We may not achieve investment results that will allow us to make a specified or stable level of cash distributions and our distributions may decrease over time. In addition, due to the asset coverage test applicable to us as a BDC, we may be limited in our ability to make distributions.
The amount of any distributions
K-FIT
may make is uncertain.
K-FIT’s
distributions may exceed its earnings, particularly during the period before it has substantially invested the net proceeds from the continuous offering of
K-FIT
Class I Shares. Therefore, portions of the distributions that
K-FIT
makes may represent a return of capital that will reduce shareholders’ tax basis in their shares and reduce the amount of funds
K-FIT
has for investment in targeted assets.
K-FIT
may fund its cash distributions to holders of
K-FIT
Class I Shares from any sources of funds available to
K-FIT,
including offering proceeds, borrowings, net investment income from operations, capital gains proceeds from the sale of assets, non-capital
gains proceeds from the sale of assets, dividends or other distributions paid to
K-FIT
on account of preferred and common equity investments in portfolio companies and fee and expense reimbursement waivers from the Adviser, if any.
K-FIT’s
ability to pay distributions might be adversely affected by, among other things, the impact of one or more of the risks described in this Memorandum. In addition, the inability to satisfy the asset coverage test applicable to
K-FIT
as a BDC may limit its ability to pay distributions. All distributions are and will be paid at the discretion of the
K-FIT
Board and will depend on its earnings, financial condition, maintenance of RIC status, compliance with applicable BDC regulations and such other factors as the
K-FIT
Board may deem relevant from time to time. There is no assurance that
K-FIT
will continue to pay distributions to its shareholders in the future. In the event that
K-FIT
encounters delays in locating suitable investment opportunities, it may pay all or a substantial portion of its distributions from the proceeds of its continuous offering of
K-FIT
Class I Shares or from borrowings or sources other than cash flow from operations in anticipation of future cash flow, which may constitute a return of capital. To the extent
K-FIT
makes distributions to holders of
K-FIT
Class I Shares that include a return of capital, such portion of the distribution would constitute a return of investment, rather than a return of earnings or gains derived from investment activities, that would reduce the shareholders’ tax basis in their shares, which may result in increased tax liability to shareholders when they sell such shares.

While the risks relating to distributions noted above relate primarily to
K-FIT,
substantially similar risks exist for investments in the Company through the Company’s investment in
K-FIT.
Neither the Company nor
K-FIT
has established any limit on the amount of funds that may be used from available sources, such as borrowings, if any, or proceeds from private offerings, to fund distributions (which may reduce the amount of capital ultimately invested in assets).
Any distributions made from sources other than cash flow from operations or relying on fee or expense reimbursement waivers, if any, from the Adviser are not based on the Company’s or
K-FIT’s
investment performance, and can only be sustained if the Company and
K-FIT
achieve positive investment performance in future periods and/or the Adviser continues to make such expense reimbursements, if any. The extent to which the Company or
K-FIT
pays distributions from sources other than cash flow from operations will depend on various factors, including the level of participation in the relevant distribution reinvestment plan, how quickly the Company and
K-FIT
invest the proceeds from their respective private offerings and the performance of
K-FIT’s
investments. Shareholders should also understand that any future repayments to the Adviser from the Company or
K-FIT
will reduce the distributions that they would otherwise receive. There can be no assurance that the Company or
K-FIT
will achieve such performance in order to sustain these distributions, or be able to pay distributions at all. The Adviser has no obligation to waive fees or receipt of expense reimbursements, if any.
Although the Company and
K-FIT
each expect to adopt a share repurchase program, the Company and
K-FIT
have discretion to not repurchase shares or to suspend the programs.
If the Company Board or
K-FIT
Board adopts a share repurchase program, either the Company Board or
K-FIT
Board may amend or suspend the respective share repurchase program at any time in its discretion. Shareholders may not be able to sell your Company Shares on a timely basis in the event the Company Board amends or suspends the share repurchase program, absent a liquidity event, and the Company currently does not intend to undertake a liquidity event, and the Company is not obligated by its organizational documents or otherwise to effect a liquidity event at any time. The Company will notify Shareholders of such developments in quarterly reports or other filings. If less than the full amount of Company Shares requested to be repurchased in any given repurchase offer are repurchased, funds will be allocated pro rata based on the total number of Company Shares being repurchased without regard to class. The share repurchase program has many limitations and should not be considered a guaranteed method to sell shares promptly or at a desired price.
The timing of the Company’s and
K-FIT’s
repurchase offers pursuant to their respective share repurchase programs may be at a time that is disadvantageous to shareholders.
In the event a Shareholder chooses to participate in the Company’s share repurchase program, the shareholder will be required to provide the Company with notice of intent to participate prior to knowing what the NAV per share of the class of shares being repurchased will be on the repurchase date. Although a shareholder will have the ability to withdraw a repurchase request prior to the repurchase date, to the extent a shareholder seeks to sell shares to the Company as part of the periodic share repurchase program, the shareholder will be required to do so without knowledge of what the repurchase price of the Company’s shares will be on the repurchase date (and without knowledge of what the repurchase price of the
K-FIT
Class I Shares will be on
K-FIT’s
repurchase date).
When
K-FIT
makes repurchase offers pursuant to its share repurchase program, in which the Company will participate as a shareholder of
K-FIT,
K-FIT
may offer to
repurchase K-FIT
Class I Shares at a price that is lower than the price that you paid for your Company Shares. As a result, to the extent you have the ability to sell your Company Shares pursuant to the Company’s share repurchase program, the price at which you may sell Company Shares, which will be at a price equal to the NAV per share as of the last calendar day of the applicable quarter (subject to the Early Repurchase Deduction), may be lower than the amount you paid in connection with the purchase of Company Shares in the Company Private Offering.

The price at which we may
repurchase K-FIT
Class I Shares pursuant to our share repurchase program will be determined in accordance with the Adviser’s valuation policy and, as a result, there may be uncertainty as to the value of
K-FIT
Class I Shares.
Since
K-FIT
Class I Shares are not publicly traded, and we do not intend to list
K-FIT
Class I Shares on a national securities exchange, the fair value of
K-FIT
Class I Shares may not be readily determinable. Any repurchase of K-FIT
Class I Shares pursuant to our share repurchase program will be at a price equal to the NAV per share as of the last calendar day of the applicable quarter, except that
K-FIT
Class I Shares that have not been outstanding for at least one year may be repurchased at 98% of such NAV. Inputs into the determination of fair value of K-FIT
Class I Shares require significant management judgment or estimation.
In connection with the determination of the fair value of
K-FIT
Class I Shares, investment professionals from the Adviser may use valuations based upon our most recent financial statements and projected financial results. The participation of the Adviser’s investment professionals in our valuation process could result in a conflict of interest as the Adviser’s base management fee is based, in part, on our net assets and our incentive fees will be based, in part, on unrealized losses.
While the risks relating to repurchases noted above relate primarily to
K-FIT,
substantially similar risks exist for investments in the Company through the Company’s investment in
K-FIT.
Economic events that may cause
K-FIT
shareholders to request that the Company or
K-FIT
repurchase their respective shares may materially adversely affect our cash flow and our results of operations and financial condition.
Events affecting economic conditions in the United States and/or elsewhere or globally, including as a result of inflation or higher interest rates, actual or perceived instability in the U.S. banking system or market volatility, could cause our shareholders to seek to sell their
K-FIT
Class I Shares or Company Shares pursuant to the respective share repurchase programs at a time when such events are adversely affecting the performance of
K-FIT’s
assets. Even if
K-FIT
decides to satisfy all resulting repurchase requests,
K-FIT’s
cash flow and liquidity could be materially adversely affected, and it may incur additional leverage. In addition, if
K-FIT
determines to sell assets to satisfy repurchase requests, it may not be able to realize the return on such assets that it may have been able to achieve had it sold at a more favorable time, and
K-FIT’s
and the Company’s results of operations and financial condition could be materially adversely affected.
A significant volume of repurchase requests in a given period may in the future cause requests to exceed
K-FIT’s
planned 5% quarterly limit under its discretionary share repurchase program, resulting in less than the full amount of repurchase requests, including the Company’s aggregate repurchase request, being satisfied in such period.
It may be difficult to bring suit or foreclosure in
non-U.S. countries.
Because the effectiveness of the judicial systems in the countries in which
K-FIT
may invest varies,
K-FIT
(or any portfolio company) may have difficulty in foreclosing or successfully pursuing claims in the courts of such countries, as compared to the United States or other countries. Further, to the extent
K-FIT
or a portfolio company may obtain a judgment but is required to seek its enforcement in the courts of one of these countries in which
K-FIT
invests, there can be no assurance that such courts will enforce such judgment. The laws of other countries often lack the sophistication and consistency found in the United States with respect to foreclosure, bankruptcy, corporate reorganization or creditors’ rights.

Any unrealized losses
K-FIT
experiences on its portfolio may be an indication of future realized losses, which could reduce its income available for distribution.
As a BDC, we are required to carry our investments at market value or, if no market value is ascertainable, at the fair value as determined pursuant to policies adopted by the Adviser and subject to the oversight of the
K-FIT
Board. Decreases in the market value or fair value of our investments relative to amortized cost will be recorded as unrealized depreciation. Any unrealized losses in our portfolio could be an indication of a portfolio company’s inability to meet its repayment obligations to us with respect to the affected loans. This could result in realized losses in the future and ultimately in reductions of our income available for distribution in future periods. In addition, decreases in the market value or fair value of our investments will reduce our NAV.
While the risks relating to unrealized losses noted above relate primarily to
K-FIT,
substantially similar risks exist for investments in the Company through the Company’s investment in
K-FIT.
We may not be able to obtain all required state licenses.
We may be required to obtain various state licenses in order to, among other things, originate commercial loans. Applying for and obtaining required licenses can be costly and take several months. There is no assurance that we will obtain all of the licenses that we need on a timely basis. Furthermore, we will be subject to various information and other requirements in order to obtain and maintain these licenses, and there is no assurance that we will satisfy those requirements. Our failure to obtain or maintain licenses might restrict investment options and have other adverse consequences.
ESG and Sustainability Risks
In 2020, KKR published a Responsible Investment Policy that describes its approach to considering
ESG-related
issues across KKR’s businesses, including KKR Credit. KKR will assess ESG risks on an investment-by-investment
basis. The likely impacts of sustainability risks on the returns of
K-FIT
will depend on
K-FIT’s
exposure to investments that are vulnerable to sustainability risks and the materiality of the sustainability risks. The negative impacts of sustainability risks on
K-FIT
may be mitigated by KKR’s approach to integrating sustainability risks in its investment decision-making. However, there is no guarantee that these measures will mitigate or prevent sustainability risks from materializing in respect of
K-FIT.
The likely impact on the returns of
K-FIT
from an actual or potential material decline in the value of an investment due to an ESG event or condition will vary and depend on several factors including, but not limited to, the type, extent, complexity and duration of the event or condition, prevailing market conditions and the existence of any mitigating factors.
The ESG information used to determine whether companies are managed and behave responsibly may be provided by third-party sources and is based on backward-looking analysis. The subjective nature of non-financial
ESG criteria means a wide variety of outcomes are possible. The data may not adequately address material sustainability factors. The analysis is also dependent on companies disclosing relevant data and the availability of this data can be limited.
Compliance with the SEC’s Regulation Best Interest may negatively impact the ability to raise capital in the Company Private Offering and in the
K-FIT
Private Offering, which would harm our ability to achieve our investment objectives.
Commencing June 30, 2020, broker-dealers must comply with Regulation Best Interest, which, among other requirements, enhances the existing standard of conduct for broker-dealers and natural persons who are associated persons of a broker-dealer when recommending to a retail customer any securities transaction or investment strategy involving securities to a retail customer. The impact of Regulation Best Interest on broker-
dealers participating in our offering cannot be determined at this time, but it may negatively impact whether broker-dealers and their associated persons recommend the Company Private Offering or the
K-FIT
Private Offering to retail customers. Regulation Best Interest imposes a duty of care for broker-dealers to evaluate reasonable alternatives in the best interests of their clients. Reasonable alternatives to
K-FIT
exist and may have lower expenses and/or lower investment risk than K-FIT. Under Regulation Best Interest, broker-dealers participating in the offering must consider such alternatives in the best interests of their clients. If Regulation Best Interest reduces the ability to raise capital in the Company Private Offering or in the
K-FIT
Private Offering, it would harm our ability to create a diversified portfolio of investments and achieve our investment objectives and would
result in our fixed operating costs representing a larger percentage of our gross income.

Risks Related to K-FIT's Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to
K-FIT’s
Investments
Our investments in prospective portfolio companies may be risky, and we could lose all or part of our investment.
Our investments in first lien, senior secured loans, senior secured bonds, ABF Investments and, to a lesser extent, subordinated debt and equity of private U.S. companies, including middle-market companies, may be risky and there is no limit on the amount of any such investments in which we may invest.
First Lien, Senior Secured Loans and Senior Secured Bonds
. There is a risk that any collateral pledged by portfolio companies in which we have taken a security interest may decrease in value over time or lose its entire value, may be difficult to sell in a timely manner, may be difficult to appraise and may fluctuate in value based upon the success of the business and market conditions, including as a result of the inability of the portfolio company to raise additional capital. To the extent our debt investment is collateralized by the securities of a portfolio company’s subsidiaries, such securities may lose some or all of their value in the event of the bankruptcy or insolvency of the portfolio company. Also, in some circumstances, our security interest may be contractually or structurally subordinated to claims of other creditors. In addition, deterioration in a portfolio company’s financial condition and prospects, including its inability to raise additional capital, may be accompanied by deterioration in the value of the collateral for the debt. Secured debt that is under-collateralized involves a greater risk of loss. Consequently, the fact that debt is secured does not guarantee that we will receive principal and interest payments according to the debt’s terms, or at all, or that we will be able to collect on the debt should we be forced to enforce our remedies.
Investments in Asset-Based Finance Opportunities.
 We intend to invest up to 30% of our total assets (net assets plus borrowings for investment purposes) in ABF Investments through joint ventures, investment platforms, private investment funds or other business entities that provide one or more of the following services: origination or sourcing of potential investment opportunities, due diligence and negotiation of potential investment opportunities and/or servicing, development and management (including turnaround) and disposition of investments. Such investments may be in or alongside existing or newly formed operators, consultants and/or managers that pursue such opportunities and may or may not include capital and/or assets contributed by third party investors. Such investments may include opportunities to direct-finance physical assets, such as airplanes and ships, and/or operating assets, such as financial service entities, as opposed to investment securities, or to invest in origination and/or servicing platforms directly. In valuing our investments, we rely primarily on information provided by operators, consultants and/or managers. Valuations of illiquid securities involve various judgments and consideration of factors that may be subjective. There is a risk that inaccurate valuations could adversely affect the value of
K-FIT
Class I Shares. We may not be able to promptly withdraw our investment in these ABF Investment opportunities, which may result in a loss to us and adversely affect our investment returns.
Subordinated Debt
. Any subordinated debt investments we make will generally rank junior in priority of payment to senior debt and will generally be unsecured. This may result in a heightened level of risk and volatility or a loss of principal, which could lead to the loss of the entire investment. These investments may involve additional risks that could adversely affect our investment returns. To the extent interest payments associated with such debt are deferred, such debt may be subject to greater fluctuations in valuations, and such debt could subject us and our shareholders to non-cash
income. Because we will not receive any principal repayments prior to the maturity of some of our subordinated debt investments, such investments will be of greater risk than amortizing loans.
Equity and Equity-Related Securities
. We may make select equity investments. In addition, in connection with our debt investments, we on occasion may receive equity interests such as warrants or options as additional consideration. The equity interests we receive may not appreciate in value and, in fact, may decline in value. Accordingly, we may not be able to realize gains from our equity interests, and any gains that we do realize on the disposition of any equity interests may not be sufficient to offset any other losses we experience.
Convertible Securities.
 We may invest in convertible securities, such as bonds, debentures, notes, preferred stocks or other securities that may be converted into, or exchanged for, a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by us is called for redemption, it will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Any of these actions could have an adverse effect on our ability to achieve our investment objective.
Preferred Securities.
Investments in preferred securities involve certain risks. Certain preferred securities contain provisions that allow an issuer under certain conditions to skip or defer distributions. If
K-FIT
owns a preferred security that is deferring its distribution,
K-FIT
may be required to include the amount of the deferred distribution in its taxable income for tax purposes although it does not currently receive such amount in cash. In order to receive the special treatment accorded to RICs and their shareholders under the Code and to avoid U.S. federal income and/or excise taxes at
K-FIT
level,
K-FIT
may be required to distribute this income to shareholders in the tax year in which the income is recognized (without a corresponding receipt of cash). Therefore,
K-FIT
may be required to pay out as an income distribution in any such tax year an amount greater than the total amount of cash income
K-FIT
actually received, and to sell portfolio securities, including at potentially disadvantageous times or prices, to obtain cash needed for these income distributions. Preferred securities often are subject to legal provisions that allow for redemption in the event of certain tax or legal changes or at the issuer’s call. In the event of redemption,
K-FIT
may not be able to reinvest the proceeds at comparable rates of return. Preferred securities are subordinated to bonds and other debt securities in an issuer’s capital structure in terms of priority for corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt securities. Preferred securities may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities, such as common stocks, corporate debt securities and U.S. government securities.
Non-U.S.
 Securities
. We may invest in
non-U.S. securities,
which may include securities denominated in U.S. dollars or in
non-U.S. currencies,
to the extent permitted by the 1940 Act. Because evidence of ownership of such securities usually is held outside the United States, we would be subject to additional risks if we invested in
non-U.S. securities,
which include possible adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions, which might adversely affect or restrict the payment of principal and interest on the
non-U.S. securities
to shareholders located outside the country of the issuer, whether from currency blockage or otherwise. Because
non-U.S. securities
may be purchased with and payable in foreign currencies, the value of these assets as measured in U.S. dollars may be affected unfavorably by changes in currency rates and exchange control regulations. In addition, investing in securities of companies in emerging markets involves many risks, including potential inflationary economic environments, regulation by foreign governments, different accounting standards, political uncertainties and economic, social, political, financial, tax and security conditions in the applicable emerging market, any of which could negatively affect the value of companies in emerging markets or investments in their securities.
Structured Products.
 We may invest in structured products, which may include collateralized debt obligations, collateralized bond obligations, collateralized loan obligations, structured notes and credit-linked notes. When investing in structured products, we may invest in any level of the subordination chain, including subordinated (lower-rated) tranches and residual interests (the lowest tranche). Structured products may be highly levered and therefore, the junior debt and equity tranches that we may invest in are subject to a higher risk of total loss and deferral or nonpayment of interest than the more senior tranches to which they are subordinated. In addition, we will generally have the right to receive payments only from the issuer or counterparty, and will generally not have direct rights against the underlying borrowers or entities. Furthermore, the investments we make in structured products are at times thinly traded or have only a limited trading market. As a result, investments in such structured products may be characterized as illiquid securities.
Derivatives and Other Similar Instruments.
 We may invest from time to time in derivatives and other similar instruments (referred to collectively in this section as “derivatives”), including total return swaps, interest rate swaps, credit default swaps and foreign currency forward contracts. Derivative investments have risks, including but not limited to: the imperfect correlation between the value of such instruments and our underlying assets, which creates the possibility that the loss on such instruments may be greater than the gain in the value of the underlying assets in our portfolio; the loss of principal; the risk from potential adverse market movements in relation to our derivatives positions, or the risk that markets could experience a change in volatility that adversely impacts our portfolio returns and our obligations and exposures; the possible default of the counterparty to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, we may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding, or may not recover at all. In addition, in the event of the insolvency of a counterparty to a derivative transaction, the derivative contract would typically be terminated at its fair market value. If we are owed this fair market value in the termination of the derivative contract and our claim is unsecured, we will be treated as a general creditor of such counterparty and will not have any claim with respect to the underlying security. Counterparty risk also refers to the related risks of having concentrated exposure to such a counterparty. Derivative investments in which we may invest may, in certain circumstances, give rise to a form of financial leverage, which may magnify the risk of loss. The ability to successfully use derivative investments depends on the ability of the Adviser to predict pertinent market movements, which cannot be assured. In addition, amounts paid by us as premiums and cash or other assets held in margin accounts with respect to our derivative investments would not be available to it for other investment purposes, which may result in lost opportunities for gain. Changes in the value of a derivative may also create margin delivery or settlement payment obligations. Derivative investments are also subject to operational and legal risks. Operational risk generally refers to risk related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human errors. Legal risk generally refers to insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.
Below Investment Grade Risk
. In addition, we intend to invest in securities that are rated below investment grade by rating agencies or that would be rated below investment grade if they were rated. Below investment grade securities, which are often referred to as “junk,” have predominantly speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal. They may also be difficult to value and illiquid. The major risks of below investment grade securities include:

•
Below investment grade securities may be issued by less creditworthy issuers. Issuers of below investment grade securities may have a larger amount of outstanding debt relative to their assets than issuers of investment grade securities. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of holders of below investment grade securities, leaving few or no assets available to repay holders of below investment grade securities.

•
Prices of below investment grade securities are subject to extreme price fluctuations. Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of below investment grade securities than on other higher-rated fixed-income securities.

•
Issuers of below investment grade securities may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments or the unavailability of additional financing.

•
Below investment grade securities will frequently have redemption features that permit an issuer to repurchase the security from us before it matures. If the issuer redeems below investment grade securities, we may have to invest the proceeds in securities with lower yields and may lose income.

•
Below investment grade securities may be less liquid than higher-rated fixed-income securities, even under normal economic conditions. There are fewer dealers in the below investment grade securities market, and there may be significant differences in the prices quoted by the dealers. Judgment may play a greater role in valuing these securities and we may be unable to sell these securities at an advantageous time or price.

•	We may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.
The credit rating of a high-yield security does not necessarily address its market value risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.
“Covenant-lite” Obligations
. We may invest in, or obtain exposure to, obligations that may be “covenant-lite,” which means such obligations lack certain financial maintenance covenants. While these loans may still contain other collateral protections, a covenant-lite loan may carry more risk than a covenant-heavy loan made by the same borrower, as it does not require the borrower to provide affirmation that certain specific financial tests have been satisfied on a routine basis as is required under a covenant-heavy loan agreement. Should a loan we hold begin to deteriorate in quality, our ability to negotiate with the borrower may be delayed under a covenant-lite loan compared to a loan with full maintenance covenants. This may in turn delay our ability to seek to recover its investment.
Asset-backed securities and structured products present additional risks.
We will invest significantly in opportunities to directly finance certain financial and hard assets including asset-backed securities (“ABSs”) and other structured products, which are securities and instruments backed by mortgages, including commercial mortgage-backed securities, trade claims, installment sale contracts, credit card receivables or other assets and which include collateralized debt obligations. The investment characteristics of ABSs differ from traditional debt securities. Among the major differences are that interest and principal payments are often made more frequently, for example monthly, and that the principal can be prepaid at any time because the underlying loans or other assets generally can be prepaid at any time. ABSs are not secured by an interest in the related collateral. Credit card receivables, for example, are generally unsecured and the debtors are entitled to the protection of a number of consumer loan laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of ABSs backed by automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related ABSs. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the ABSs could not have a proper security interest in all of the obligations backing such ABSs. Therefore, there is a possibility that recoveries on repossessed collateral will not, in some cases, be available to support payments on these securities. The risk of investing in ABSs is ultimately dependent upon payment of consumer loans by the debtor. The collateral supporting ABSs is of shorter maturity than certain other types of loans and is less likely to experience substantial prepayments. ABSs are often backed by pools of any variety of assets, including, for example, leases, mobile home loans and aircraft leases, which represent the obligations of a number of different parties and use credit enhancement techniques such as letters of credit, guarantees or preference rights. The value of an ABS is affected by changes in the market’s perception of the asset backing the security and the creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing any credit enhancement as well as by the expiration or removal of any credit enhancement.
In addition, investments in subordinated ABSs involve greater credit risk of default than the senior classes of the issue or series. Default risks are further pronounced in the case of ABSs secured by, or evidencing an interest in, a relatively small or less diverse pool of underlying loans. Certain subordinated securities absorb all losses from default before any other class of securities is at risk, particularly if such securities have been issued with little or no credit enhancement equity. Such securities, therefore, possess some of the attributes typically associated with equity investments.
International investments create additional risks.
We expect to make investments in portfolio companies that are domiciled outside of the United States. We anticipate that up to 30% of our investments may be in these types of assets. Our investments in foreign portfolio companies are deemed “non-qualifying assets,”
which means, as required by the 1940 Act, they, along with
other non-qualifying assets,
may not constitute more than 30% of our total assets at the time of our acquisition of any asset, after giving effect to the acquisition. Notwithstanding the limitation on our ownership of foreign portfolio companies, such investments subject us to many of the same risks as our domestic investments, as well as certain additional risks, including the following:

•	foreign governmental laws, rules and policies, including those restricting the ownership of assets in the foreign country or the repatriation of profits from the foreign country to the United States;

•	foreign currency devaluations that reduce the value of and returns on our foreign investments;

•	adverse changes in the availability, cost and terms of investments due to the varying economic policies of a foreign country in which we invest;

•	adverse changes in tax rates, the tax treatment of transaction structures and other changes in operating expenses of a particular foreign country in which we invest;

•
the assessment of foreign-country taxes (including withholding taxes, transfer taxes and value added taxes, any or all of which could be significant) on income or gains from our investments in the foreign country;

•	adverse changes in foreign-country laws, including those relating to taxation, bankruptcy and ownership of assets;

•	changes that adversely affect the social, political and/or economic stability of a foreign country in which we invest;

•	high inflation in the foreign countries in which we invest, which could increase the costs to us of investing in those countries;

•
deflationary periods in the foreign countries in which we invest, which could reduce demand for our assets in those countries and diminish the value of such investments and the related investment returns to us; and

•	legal and logistical barriers in the foreign countries in which we invest that materially and adversely limit our ability to enforce our contractual rights with respect to those investments.
In addition, we may make investments in countries whose governments or economies may prove unstable. Certain of the countries in which we may invest may have political, economic and legal systems that are unpredictable, unreliable or otherwise inadequate with respect to the implementation, interpretation and enforcement of laws protecting asset ownership and economic interests. In some of the countries in which we may invest, there may be a risk of nationalization, expropriation or confiscatory taxation, which may have an adverse effect on our portfolio companies in those countries and the rates of return that we are able to achieve on such investments. We may also lose the total value of any investment which is nationalized, expropriated or confiscated. The financial results and investment opportunities available to us, particularly in developing countries and emerging markets, may be materially and adversely affected by any or all of these political, economic and legal risks.
We are subject to certain risks related to the Warehousing Transaction.
We may not be able to consummate or realize the anticipated benefits from the Warehousing Transaction. Under the Warehousing Transaction, we have agreed to purchase assets from the Financing Provider at prices based on cost plus adjustments, fees or other amounts designed to compensate the Financing Provider for holding the assets before we purchase them from the Financing Provider. As a result, we will pay additional costs in connection with acquiring assets through the Warehousing Transaction compared to purchasing them directly.
The purchase of assets from the Financing Provider will be at prices determined under the Facility Agreement regardless of the assets’ market prices at the time of acquisition. As a result, we may pay more or less than the current market value of such assets when we acquire them. We may purchase such assets even if they are in default.
We may not be able to raise sufficient funds to purchase all of the assets in the Warehousing Transaction. In such case, we may determine to purchase some but not all of the assets held by the Financing Provider. There is no guarantee that the assets we purchase through the Warehousing Transaction will ultimately be the best performing assets of those available. Even if we have sufficient funds to purchase the assets in the Warehousing Transaction, we may not have sufficient funds to make other investments. We may also borrow to obtain funds necessary to purchase assets in the Warehousing Transaction.
Our investments in private investment funds, including hedge funds, private equity funds, limited liability companies and other business entities, subject us indirectly to the underlying risks of such private investment funds and additional fees and expenses.
We may invest in private investment funds, including hedge funds, private equity funds, limited liability companies and other business entities which would be required to register as investment companies but for an exemption under Sections 3(c)(1) and 3(c)(7) of the 1940 Act. Our investments in private funds are subject to substantial risks. Investments in such private investment funds expose us to the risks associated with the businesses of such funds or entities as well as such private investment funds’ portfolio companies. These private investment funds may or may not be registered investment companies and, thus, may not be subject to protections afforded by the 1940 Act, covering, among other areas, liquidity requirements, governance by an independent board, affiliated transaction restrictions, leverage limitations, public disclosure requirements and custody requirements.
We rely primarily on information provided by managers of private investment funds in valuing our investments in such funds. There is a risk that inaccurate valuations provided by managers of private investment funds could adversely affect the value of
K-FIT
Class I Shares. In addition, there can be no assurance that a manager of a private investment fund will provide advance notice of any material change in such private investment fund’s investment program or policies and thus, our investment portfolio may be subject to additional risks which may not be promptly identified by the Adviser. Moreover, we may not be able to withdraw our investments in certain private investment funds promptly after we make a decision to do so, which may result in a loss to us and adversely affect our investment returns.
Investments in the securities of private investment funds may also involve duplication of advisory fees and certain other expenses. By investing in private investment funds indirectly through us, you bear a pro rata portion of our advisory fees and other expenses, and also indirectly bear a pro rata portion of the advisory fees, performance-based allocations and other expenses borne by us as an investor in the private investment funds. In addition, the purchase of the shares of some private investment funds requires the payment of sales loads and (in the case of closed-end investment
companies) sometimes substantial premiums above the value of such investment companies’ portfolio securities.
In addition, certain private investment funds may not provide us with the liquidity we require and would thus subject us to liquidity risk. Further, even if an investment in a private investment fund is deemed liquid at the time of investment, the private investment fund may, in the future, alter the nature of our investments and cease to be a liquid investment fund, subjecting us to liquidity risk.
Our portfolio companies may incur debt that ranks equally with, or senior to, our investments in such companies.
Our portfolio companies may have, or may be permitted to incur, other debt that ranks equally with, or senior to, the debt in which we invest. By their terms, such debt instruments may entitle the holders to receive payment of interest or principal on or before the dates on which we are entitled to receive payments with respect to the debt instruments in which we invest. Also, in the event of insolvency, liquidation, dissolution, reorganization or bankruptcy of a portfolio company, holders of debt instruments ranking senior to our investment in that portfolio company would typically be entitled to receive payment in full before we receive any proceeds. After repaying such senior creditors, such portfolio company may not have any remaining assets to use for repaying its obligation to us. In the case of debt ranking equally with debt instruments in which we invest, we would have to share on an equal basis any distributions with other creditors holding such debt in the event of an insolvency, liquidation, dissolution, reorganization or bankruptcy of the relevant portfolio company.
There may be circumstances where our debt investments could be subordinated to claims of other creditors or we could be subject to lender liability claims.
If one of our portfolio companies were to file for bankruptcy, depending on the facts and circumstances, including the extent to which we actually provided managerial assistance to that portfolio company, a bankruptcy court might re-characterize
our debt investment and subordinate all or a portion of our claim to that of other creditors. We may also be subject to lender liability claims for actions taken by us with respect to a borrower’s business or instances where we exercise control over the borrower.
We generally will not control our portfolio companies.
We do not expect to control most of our portfolio companies, even though we may have board representation or board observation rights, and our debt agreements with such portfolio companies may contain certain restrictive covenants. As a result, we are subject to the risk that a portfolio company in which we invest may make business decisions with which we disagree and the management of such company, as representatives of the holders of the company’s common equity, may take risks or otherwise act in ways that do not serve our interests as debt investors. Due to the lack of liquidity for our investments in non-traded
companies, we may not be able to dispose of our interests in our portfolio companies as readily as we would like or at an appropriate valuation. As a result, a portfolio company may make decisions that could decrease the value of our portfolio holdings.
Declines in market values or fair market values of our investments could result in significant net unrealized depreciation of our portfolio, which in turn would reduce our NAV.
Under the 1940 Act, we are required to carry our investments at market value or, if no market value is ascertainable, at fair value as determined pursuant to policies adopted by the Adviser and subject to the oversight of the
K-FIT
Board. While most of our investments are not publicly traded, applicable accounting standards require us to assume as part of our valuation process that our investments are sold in a principal market to market participants (even if we plan on holding an investment through its maturity) and impairments of the market values or fair market values of our investments, even if unrealized, must be reflected in our financial statements for the applicable period as unrealized depreciation, which could result in a significant reduction to our NAV for a given period.
We are exposed to risks associated with changes in interest rates.
We are subject to financial market risks, including changes in interest rates. General interest rate fluctuations may have a substantial negative impact on our investments, investment opportunities and cost of capital and, accordingly, may have a material adverse effect on our investment objectives, our rate of return on invested capital and our ability to service our debt and make distributions to our shareholders. In addition, an increase in interest rates would make it more expensive to use debt for our financing needs, if any.
Our investment portfolio primarily consists of senior secured debt with maturities typically ranging from three to seven years. The longer the duration of these securities, generally, the more susceptible they are to changes in market interest rates. As market interest rates increase, those securities with a lower yield-at-cost can
experience
a mark-to-market unrealized
loss. An impairment of the fair market value of our investments, even if unrealized, must be reflected in our financial statements for the applicable period and may therefore have a material adverse effect on our results of operations for that period.
Because we incur indebtedness and have issued the
K-FIT
Series A Preferred Shares to make investments, our net investment income is dependent, in part, upon the difference between the rate at which we borrow funds or pay interest on any debt securities, or pay distributions on the
K-FIT
Series A Preferred Shares, and the rate at which we invest these funds. The recent increases in interest rates will make it more expensive to use debt to finance our investments and to refinance any financing arrangements. In addition, certain of our financing arrangements provide for adjustments in the loan interest rate along with changes in market interest rates. Therefore, in periods of rising interest rates, our cost of funds will increase, which could materially reduce our net investment income. Any reduction in the level of interest rates on new investments relative to interest rates on our current investments could also adversely impact our net investment income.
We have and may continue to structure the majority of our debt investments with floating interest rates to position our portfolio for rate increases. However, there can be no assurance that this will successfully mitigate our exposure to interest rate risk. For example, in rising interest rate environments, payments under floating rate debt instruments generally would rise and there may be a significant number of issuers of such floating rate debt instruments that would be unable or unwilling to pay such increased interest costs and may otherwise be unable to repay their loans. Rising interest rates could also cause portfolio companies to shift cash from other productive uses to the payment of interest, which may have a material adverse effect on their business and operations and could, over time, lead to increased defaults. Investments in floating rate debt instruments may also decline in value in response to rising interest rates if the interest rates of such investments do not rise as much, or as quickly, as market interest rates in general. Similarly, during periods of rising interest rates, our fixed rate investments may decline in value because the fixed rate of interest paid thereunder may be below market interest rates.
In March 2021, the U.K.’s Financial Conduct Authority publicly announced that all U.S. Dollar LIBOR settings will either cease to be provided by any administrator or no longer be representative (i) immediately after December 31, 2021 for one-week and two-month U.S. Dollar
LIBOR settings and (ii) immediately after June 30, 2023 for the remaining U.S. Dollar LIBOR settings. Although most U.S. dollar LIBOR rates will continue to be published through June 30, 2023, the FCA no longer compels panel banks to continue to contribute to LIBOR and the Federal Reserve Board, the Office of the Comptroller of the Currency, and the Federal Deposit Insurance Corporation have encouraged banks to cease entering into new contracts that use U.S. dollar LIBOR as a reference rate. The U.S. Federal Reserve, in conjunction with the Alternative Reference Rates Committee, a steering committee comprised of large U.S. financial institutions, supports replacing U.S. dollar LIBOR with the Secured Overnight Financing Rate, or SOFR, a new index calculated by short-term repurchase agreements backed by Treasury securities.
Some regulators have prohibited the use of any LIBOR benchmarks in new contracts and have required that regulated entities transition existing contracts to another benchmark prior to June 30, 2023. Although settings of such LIBOR benchmarks may continue to be available, such prohibitions and requirements may adversely affect the value of floating-rate debt securities in our portfolio. While SOFR appears to be the preferred replacement rate for U.S. dollar LIBOR, it is not possible to predict whether SOFR will ultimately prevail in the market as the definitive replacement for LIBOR. At this time, we expect that SOFR will be the prevailing replacement for U.S. dollar LIBOR for our floating rate investments. The transition away from LIBOR and other current reference rates to alternative reference rates is complex and could have a material adverse effect on our business, financial condition and results of operations, including as a result of any changes in the pricing of our investments, changes to the documentation for certain of our investments and the pace of such changes, disputes and other actions regarding the interpretation of current and prospective loan documentation or modifications to processes and systems.
The Internal Revenue Service (the “IRS”) has issued final regulations regarding the tax consequences of the transition from interbank offered rate (“IBOR”) to a new reference rate in debt instruments and non-debt
contracts. Under the final regulations, alteration or modification of the terms of a debt instrument to replace an operative rate that uses a discontinued IBOR with a qualified rate (as defined in the final regulations) including true up payments equalizing the fair market value of contracts before and after such IBOR transition, to add a qualified rate as a fallback rate to a contract whose operative rate uses a discontinued IBOR or to replace a fallback rate that uses a discontinued IBOR with a qualified rate would not be taxable. The IRS may provide additional guidance, with potential retroactive effect.
Furthermore, because a rise in the general level of interest rates can be expected to lead to higher interest rates applicable to our debt investments, an increase in interest rates would make it easier for us to meet or exceed the incentive fee hurdle rate in the investment advisory agreement and may result in a substantial increase of the amount of incentive fees payable to the Adviser with respect to pre-incentive fee
net investment income.
Any second priority liens on collateral securing debt investments that we make to our portfolio companies may be subject to control by senior creditors with first priority liens. If there is a default, the value of the collateral may not be sufficient to repay in full both the first priority creditors and us.
Certain debt investments that we make to portfolio companies may be secured on a second priority basis by the same collateral securing first priority debt of such companies. The first priority liens on the collateral will secure the portfolio company’s obligations under any outstanding senior debt and may secure certain other future debt that may be permitted to be incurred by the company under the agreements governing the loans. The holders of obligations secured by the first priority liens on the collateral will generally control the liquidation of and be entitled to receive proceeds from any realization of the collateral to repay their obligations in full before us. In addition, the value of the collateral in the event of liquidation will depend on market and economic conditions, the availability of buyers and other factors. There can be no assurance that the proceeds, if any, from the sale or sales of all of the collateral would be sufficient to satisfy the debt obligations secured by the second priority liens after payment in full of all obligations secured by the first priority liens on the collateral. If such proceeds are not sufficient to repay amounts outstanding under the debt obligations secured by the second priority liens, then we, to the extent not repaid from the proceeds of the sale of the collateral, will only have an unsecured claim against the company remaining assets, if any.
We may also make unsecured debt investments in portfolio companies, meaning that such investments will not benefit from any interest in collateral of such companies. Liens on such portfolio companies’ collateral, if any, will secure the portfolio company’s obligations under its outstanding secured debt and may secure certain future debt that is permitted to be incurred by the portfolio company under its secured debt agreements. The holders of obligations secured by such liens will generally control the liquidation of, and be entitled to receive proceeds from, any realization of such collateral to repay their obligations in full before we are so entitled. In addition, the value of such collateral in the event of liquidation will depend on market and economic conditions, the availability of buyers and other factors. There can be no assurance that the proceeds, if any, from sales of such collateral would be sufficient to satisfy its unsecured debt obligations after payment in full of all secured debt obligations. If such proceeds were not sufficient to repay the outstanding secured debt obligations, then its unsecured claims would rank equally with the unpaid portion of such secured creditors’ claims against the portfolio company’s remaining assets, if any.
The rights we may have with respect to the collateral securing the debt investments we make to our portfolio companies with senior debt outstanding may also be limited pursuant to the terms of one or more intercreditor agreements that we enter into with the holders of senior debt. Under such an intercreditor agreement, at any time that obligations that have the benefit of the first priority liens are outstanding, any of the following actions that may be taken in respect of the collateral will be at the direction of the holders of the obligations secured by the first priority liens: the ability to cause the commencement of enforcement proceedings against the collateral; the ability to control the conduct of such proceedings; the approval of amendments to collateral documents; releases of liens on the collateral; and waivers of past defaults under collateral documents. We may not have the ability to control or direct such actions, even if our rights are adversely affected.
Economic recessions or downturns or restrictions on trade could impair our portfolio companies and adversely affect our operating results.
Many of our portfolio companies may be susceptible to economic recessions or downturns and may be unable to repay our debt investments during these periods. Therefore, our non-performing
assets are likely to increase, and the value of our portfolio is likely to decrease during these periods. Adverse economic conditions may also decrease the value of any collateral securing our senior secured debt. A prolonged recession may further decrease the value of such collateral and result in losses of value in our portfolio and a decrease in our revenues, net income and NAV. Certain of our portfolio companies may also be impacted by tariffs or other matters affecting international trade. Unfavorable economic conditions also could increase our funding costs, limit our access to the capital markets or result in a decision by lenders not to extend credit to us on terms we deem acceptable. These events could prevent us from increasing investments and adversely affect our operating results.
Economic downturns or recessions may also result in a portfolio company’s failure to satisfy financial or operating covenants imposed by us or other lenders, which could lead to defaults and, potentially, acceleration of the time when the loans are due and foreclosure on its assets representing collateral for its obligations, which could trigger cross defaults under other agreements and jeopardize our portfolio company’s ability to meet its obligations under the debt that we hold and the value of any equity securities we own. We may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting portfolio company.
Changes to United States tariff and import/export regulations may have a negative effect on our portfolio companies.
There have been significant changes to United States trade policies, treaties and tariffs, and in the future there may be additional significant changes. These and any future developments, and continued uncertainty surrounding trade policies, treaties and tariffs, may have a material adverse effect on global economic conditions and the stability of global financial markets, and may significantly reduce global trade and, in particular, trade between the impacted nations and the United States. Any of these factors could depress economic activity and restrict our portfolio companies’ access to suppliers or customers and could have material adverse effects on our business, financial condition and results of operations.

Inflation may adversely affect the business, results of operations and financial condition of our portfolio companies.
Certain of our portfolio companies are in industries that may be impacted by inflation. If such portfolio companies are unable to pass any increases in their costs of operations along to their customers, it could adversely affect their operating results and impact their ability to pay interest and principal on our loans, particularly if interest rates rise in response to inflation. In addition, any projected future decreases in our portfolio companies’ operating results due to inflation could adversely impact the fair value of those investments. Any decreases in the fair value of our investments could result in future realized or unrealized losses and therefore reduce our net assets resulting from operations.
A covenant breach or other default by our portfolio companies may adversely affect our operating results.
A portfolio company’s failure to satisfy financial or operating covenants imposed by us or other lenders could lead to defaults and, potentially, termination of its loans and foreclosure on its secured assets, which could trigger cross-defaults under other agreements and jeopardize a portfolio company’s ability to meet its obligations under the debt or equity securities that we hold. We may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms, which may include the waiver of certain financial covenants, with a defaulting portfolio company. In addition, lenders in certain cases can be subject to lender liability claims for actions taken by them when they become too involved in the borrower’s business or exercise control over a borrower. It is possible that we could become subject to a lender’s liability claim, including as a result of actions taken if we render significant managerial assistance to the borrower. Furthermore, if one of our portfolio companies were to file for bankruptcy protection, a bankruptcy court might re-characterize
our debt holding and subordinate all or a portion of our claim to claims of other creditors, even though we may have structured our investment as senior secured debt. The likelihood of such a re-characterization
would depend on the facts and circumstances, including the extent to which we provided managerial assistance to that portfolio company.
Our portfolio companies may be highly leveraged.
Some of our portfolio companies may be highly leveraged, which may have adverse consequences to these companies and to us as an investor. These companies may be subject to restrictive financial and operating covenants and the leverage may impair these companies’ ability to finance their future operations and capital needs. As a result, these companies’ flexibility to respond to changing business and economic conditions and to take advantage of business opportunities may be limited. Further, a leveraged company’s income and net assets will tend to increase or decrease at a greater rate than if borrowed money were not used.
Investing in large private U.S. borrowers may limit
K-FIT’s
ability to achieve high growth rates during times of economic expansion.
Investing in originated assets made to large private U.S. borrowers may result in
K-FIT
underperforming other segments of the market, particularly during times of economic expansion, because large private U.S. borrowers may be less responsive to competitive challenges and opportunities in the financial markets. As a result,
K-FIT’s
value may not rise at the same rate, if at all, as other funds that invest in smaller market capitalization companies that are more capable of responding to economic and industrial changes.
Investing in middle-market companies involves a number of significant risks, any one of which could have a material adverse effect on our operating results.
Investments in middle-market companies involve some of the same risks that apply generally to investments in larger, more established companies. However, such investments have more pronounced risks in that middle-market companies:

•	may have limited financial resources and may be unable to meet the obligations under their debt securities that we hold, which may be accompanied by a deterioration in the value of any collateral pledged under such securities and a reduction in the likelihood of us realizing any guarantees we may have obtained in connection with our investment;

•
frequently have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which tends to render them more vulnerable to competitors’ actions and changing market conditions, as well as general economic downturns;

•
are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on our portfolio company and, in turn, on us;

•
generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. In addition, our executive officers,
K-FIT
Board and members of the Adviser may, in the ordinary course of business, be named as defendants in litigation arising from our investments in the portfolio companies; and

•	may have difficulty accessing the capital markets to meet future capital needs, which may limit their ability to grow or to repay their outstanding indebtedness upon maturity.
We may not realize gains from our equity investments.
Certain investments that we may make could include warrants or other equity securities. In addition, we may make direct equity investments in portfolio companies. Our goal is ultimately to realize gains upon our disposition of such equity interests. However, the equity interests we receive may not appreciate in value and, in fact, may decline in value. Accordingly, we may not be able to realize gains from our equity interests, and any gains that we do realize on the disposition of any equity interests may not be sufficient to offset any other losses we experience. We also may be unable to realize any value if a portfolio company does not have a liquidity event, such as a sale of the business, recapitalization or public offering, which would allow us to sell the underlying equity interests. We intend to seek puts or similar rights to give us the right to sell our equity securities back to the portfolio company issuer. We may be unable to exercise these put rights for the consideration provided in our investment documents if the issuer is in financial distress.
An investment strategy focused primarily on privately held companies presents certain challenges, including, but not limited to, the lack of available information about these companies.
We intend to invest primarily in privately held companies. Investments in private companies pose significantly greater risks than investments in public companies. First, private companies have reduced access to the capital markets, resulting in diminished capital resources and the ability to withstand financial distress. Second, the depth and breadth of experience of management in private companies tends to be less than that at public companies, which makes such companies more likely to depend on the management talents and efforts of a smaller group of persons and/or persons with less depth and breadth of experience. Therefore, the decisions made by such management teams and/or the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on our investments and, in turn, on us. Third, the investments themselves tend to be less liquid. As such, we may have difficulty exiting an investment promptly or at a desired price prior to maturity or outside of a normal amortization schedule. As a result, the relative lack of liquidity and the potential diminished capital resources of our target portfolio companies may affect our investment returns. Fourth, limited public information generally exists about private companies. Fifth, these companies may not have third-party debt ratings or audited financial statements. We must therefore rely on the ability of the Adviser to obtain adequate information through due diligence to evaluate the creditworthiness and potential returns from investing in these companies. The Adviser would typically assess an investment in a portfolio company based on the Adviser’s estimate of the portfolio company’s earnings and enterprise value, among other things, and these estimates may be based on limited information and may otherwise be inaccurate, causing the Adviser to make different investment decisions than it may have made with more complete information. These private companies and their financial information will not be subject to the Sarbanes-Oxley Act and other rules that govern public companies. If we are unable to uncover all material information about these companies, we may not make a fully informed investment decision, and we may lose money on our investments.
Any investments in securities or assets of publicly traded companies are subject to the risks inherent in investing in public securities.
We may invest a portion of our portfolio in publicly traded assets. For example, it is not expected that we will be able to negotiate additional financial covenants or other contractual rights, which we might otherwise be able to obtain in making privately negotiated investments. In addition, by investing in publicly traded securities or assets, we will be subject to U.S. federal and state securities laws, as well as
non-U.S. securities
laws, that may, among other things, restrict or prohibit our ability to make or sell an investment. Moreover, we may not have the same access to information in connection with investments in public securities, either when investigating a potential investment or after making an investment, as compared to privately negotiated investments. Furthermore, we may be limited in its ability to make investments and to sell existing investments in public securities because the Adviser or its affiliates may be deemed to have material, non-public
information regarding the issuers of those securities or as a result of other internal policies. The inability to sell public securities in these circumstances could materially adversely affect our investment results. In addition, an investment may be sold by us to a public company where the consideration received is a combination of cash and stock of the public company, which may, depending on the securities laws of the relevant jurisdiction, be subject to lock-up
periods.
A lack of liquidity in certain of our investments may adversely affect our business.
We intend to invest in certain companies whose securities are not publicly traded or actively traded on the secondary market and are, instead, traded on a privately negotiated OTC secondary market for institutional investors and whose securities are subject to legal and other restrictions on resale or are otherwise less liquid than publicly traded securities. The illiquidity of certain of our investments may make it difficult for us to sell these investments when desired. In addition, if we are required to liquidate all or a portion of our portfolio quickly, we may realize significantly less than the value at which we had previously recorded these investments. The reduced liquidity of our investments may make it difficult for us to dispose of them at a favorable price, and, as a result, we may suffer losses.
We may not have the funds or ability to make additional investments in our portfolio companies.
We may not have the funds or ability to make additional investments in our portfolio companies. After our initial investment in a portfolio company, we may be called upon from time to time to provide additional funds to such company or have the opportunity to increase our investment through the exercise of a warrant to purchase common stock. There is no assurance that we will make, or will have sufficient funds to make, follow-on
investments. Any decisions not to make
a follow-on investment
or any inability on our part to make such an investment may have a negative impact on a portfolio company in need of such an investment, may result in a missed opportunity for us to increase our participation in a successful operation or may reduce the expected return on the investment.

Our investments may include original issue discount and
payment-in-kind
instruments.
To the extent that we invest in original issue discount or
payment-in-kind
(“PIK”) instruments and the accretion of original issue discount or PIK interest income constitutes a portion of our income, we will be exposed to risks associated with the requirement to include such non-cash
income in taxable and accounting income prior to receipt of cash, including the following:

•
the higher interest rates on PIK instruments reflect the payment deferral and increased credit risk associated with these instruments, and PIK instruments generally represent a significantly higher credit risk than coupon loans;

•
original issue discount and PIK instruments may have unreliable valuations because the accruals require judgments about collectability of the deferred payments and the value of any associated collateral;

•
an election to defer PIK interest payments by adding them to the principal on such instruments increases our future investment income which increases our net assets and, as such, increases the Adviser’s future base management fees which, thus, increases the Adviser’s future income incentive fees at a compounding rate;

•
market prices of PIK instruments and other
zero-coupon
instruments are affected to a greater extent by interest rate changes, and may be more volatile than instruments that pay interest periodically in cash. While PIK instruments are usually less volatile than zero coupon debt instruments, PIK instruments are generally more volatile than cash pay securities;

•	the deferral of PIK interest on an instrument increases the loan-to-value ratio, which is a measure of the riskiness of a loan, with respect to such instrument;

•	even if the conditions for income accrual under GAAP are satisfied, a borrower could still default when actual payment is due upon the maturity of such loan;

•
the required recognition of original issue discount or PIK interest for U.S. federal income tax purposes may have a negative impact on liquidity, as it represents a non-cash
component of investment company taxable income that may require cash distributions to shareholders in order to maintain the ability to be subject to tax as a RIC; and

•	original issue discount may create a risk of non-refundable cash payments to the Adviser based on non-cash accruals that may never be realized.
We may use a wide range of investment techniques that could expose us to a diverse range of risks.
The Adviser may employ investment techniques or invest in instruments that it believes will help achieve our investment objectives, whether or not such investment techniques or instruments are specifically described herein, so long as such investments are consistent with our investment strategies and objectives and subject to applicable law. Such investment techniques or instruments may not be thoroughly tested in the market before being employed and may have operational or theoretical shortcomings which could result in unsuccessful investments and, ultimately, losses to us. In addition, any such investment technique or instrument may be more speculative than other investment techniques or instruments specifically described herein and may involve material and unanticipated risks. There can be no assurance that the Adviser will be successful in implementing any such investment technique. Furthermore, the diversification and type of investments may differ substantially from our prior investments.
We may from time to time enter into total return swaps, credit default swaps or other derivative transactions which expose us to certain risks, including credit risk, market risk, liquidity risk and other risks similar to those associated with the use of leverage.
We may from time to time enter into total return swaps, credit default swaps or other derivative transactions that seek to modify or replace the investment performance of a particular reference security or other asset. These transactions are typically individually
negotiated, non-standardized agreements
between two parties to exchange payments, with payments generally calculated by reference to a notional amount or quantity. Swap contracts and similar derivative contracts are not traded on exchanges; rather, banks and dealers act as principals in these markets. These investments may present risks in excess of those resulting from the referenced security or other asset. Because these transactions are not an acquisition of the referenced security or other asset itself, the investor has no right directly to enforce compliance with the terms of the referenced security or other asset and has no voting or other consensual rights of ownership with respect to the referenced security or other asset. In the event of insolvency of a counterparty, we will be treated as a general creditor of the counterparty and will have no claim of title with respect to the referenced security or other asset.
A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in the market value of the referenced security or other assets underlying the total return swap during a specified period, in return for periodic payments based on a fixed or variable interest rate.
A total return swap is subject to market risk, liquidity risk and risk of imperfect correlation between the value of the total return swap and the debt obligations underlying the total return swap. In addition, we may incur certain costs in connection with a total return swap that could in the aggregate be significant.
A credit default swap is a contract in which one party buys or sells protection against a credit event with respect to an issuer, such as an issuer’s failure to make timely payments of interest or principal on its debt obligations, bankruptcy or restructuring during a specified period. Generally, if we sell credit protection using a credit default swap, we will receive fixed payments from the swap counterparty and if a credit event occurs with respect to the applicable issuer, we will pay the swap counterparty par for the issuer’s defaulted debt securities and the swap counterparty will deliver the defaulted debt securities to us. Generally, if we buy credit protection using a credit default swap, we will make fixed payments to the counterparty and if a credit event occurs with respect to the applicable issuer, we will deliver the issuer’s defaulted securities underlying the swap to the swap counterparty and the counterparty will pay us par for the defaulted securities. Alternatively, a credit default swap may be cash settled and the buyer of protection would receive the difference between the par value and the market value of the issuer’s defaulted debt securities from the seller of protection.
Credit default swaps are subject to the credit risk of the underlying issuer. If we are selling credit protection, there is a risk that we will not properly assess the risk of the underlying issuer, a credit event will occur and we will have to pay the counterparty. If we are buying credit protection, there is a risk that we will not properly assess the risk of the underlying issuer, no credit event will occur and we will receive no benefit for the premium paid.
A derivative transaction is also subject to the risk that a counterparty will default on its payment obligations thereunder or that we will not be able to meet our obligations to the counterparty. In some cases, we may post collateral to secure our obligations to the counterparty, and we may be required to post additional collateral upon the occurrence of certain events such as a decrease in the value of the reference security or other asset. In some cases, the counterparty may not collateralize any of its obligations to us.
Derivative investments effectively add leverage to a portfolio by providing investment exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. In addition to the risks described above, such arrangements are subject to risks similar to those associated with the use of leverage.
We may enter into repurchase agreements or reverse repurchase agreements.
Subject to our investment objectives and policies, we may invest in repurchase agreements as a buyer for investment purposes. Repurchase agreements typically involve the acquisition by
K-FIT
of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that
K-FIT
will sell the securities back to the institution at a fixed time in the future for the purchase price plus premium (which often reflects the interests).
K-FIT
does not bear the risk of a decline in the value of the underlying security unless the seller defaults under its repurchase obligation. In the event of the bankruptcy or other default of a seller of a repurchase agreement,
K-FIT
could experience both delays in liquidating the underlying securities and losses, including (1) possible decline in the value of the underlying security during the period in which
K-FIT
seeks to enforce its rights thereto; (2) possible lack of access to income on the underlying security during this period; and (3) expenses of enforcing its rights. In addition, as described above, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution,
K-FIT
generally will seek to liquidate such collateral. However, the exercise of
K-FIT’s
right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price,
K-FIT
could suffer a loss.
Subject to our investment objectives and policies, we invest in repurchase agreements as a seller, also knowns as a “reverse repurchase agreement.”
K-FIT’s
use of reverse repurchase agreements involves many of the same risks involved in
K-FIT’s
use of leverage, as the proceeds from reverse repurchase agreements generally will be invested in additional securities. There is a risk that the market value of the securities acquired in the reverse repurchase agreement may decline below the price of the securities that
K-FIT
has sold but remains obligated to repurchase. If the buyer of securities under a reverse repurchase agreement were to file for bankruptcy or experiences insolvency,
K-FIT
may be adversely affected. Also, in entering into reverse repurchase agreements,
K-FIT
would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the underlying securities. In addition, due to the interest costs associated with reverse repurchase agreements transactions,
K-FIT’s
NAV will decline, and, in some cases,
K-FIT
may be worse off than if it had not used such instruments.
We may enter into securities lending agreements.
We may from time to time make secured loans of our marginable securities to brokers, dealers and other financial institutions if our asset coverage, as defined in the 1940 Act, would at least equal 150% immediately after each such loan. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, such loans will be made only to brokers and other financial institutions that are believed by the Adviser to be of high credit standing. Securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral consisting of U.S. government securities, cash or cash equivalents (e.g., negotiable certificates of deposit, bankers’ acceptances or letters of credit) maintained on a daily mark-to-market
basis in an amount at least equal at all times to the market value of the securities lent. If
K-FIT
enters into a securities lending arrangement, the Adviser, as part of its responsibilities under the
K-FIT
Advisory Agreement, will invest
K-FIT’s
cash collateral in accordance with
K-FIT’s
investment objectives and strategies.
K-FIT
will pay the borrower of the securities a fee based on the amount of the cash collateral posted in connection with the securities lending program. The borrower will pay to
K-FIT,
as the lender, an amount equal to any dividends or interest received on the securities lent.
K-FIT
may invest the cash collateral received only in accordance with its investment objectives, subject to
K-FIT’s
agreement with the borrower of the securities. In the case of cash collateral,
K-FIT
expects to pay a rebate to the borrower. The reinvestment of cash collateral will result in a form of effective leverage for
K-FIT.
Although voting rights or rights to consent with respect to the loaned securities pass to the borrower,
K-FIT,
as the lender, will retain the right to call the loans and obtain the return of the securities loaned at any time on reasonable notice, and it will do so in order that the securities may be voted by
K-FIT
if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment.
K-FIT
may also call such loans in order to sell the securities involved. When engaged in securities lending,
K-FIT’s
performance will continue to reflect changes in the value of the securities loaned and will also reflect the receipt of interest through investment of cash collateral by
K-FIT
in permissible investments.

We may acquire various financial instruments for purposes of “hedging” or reducing our risks, which may be costly and ineffective and could reduce our cash available for distribution to our shareholders.
We may seek to hedge against interest rate and currency exchange rate fluctuations and credit risk by using financial instruments such as futures, options, swaps and forward contracts, subject to the requirements of the 1940 Act. These financial instruments may be purchased on exchanges or may be individually negotiated and traded in OTC markets. Use of such financial instruments for hedging purposes may present significant risks, including the risk of loss of the amounts invested. Defaults by the other party to a hedging transaction can result in losses in the hedging transaction. Hedging activities also involve the risk of an imperfect correlation between the hedging instrument and the asset being hedged, which could result in losses both on the hedging transaction and on the instrument being hedged. Use of hedging activities may not prevent significant losses and could increase our losses. Further, hedging transactions may reduce cash available to pay distributions to our shareholders.
Prepayments of our debt investments by our portfolio companies could adversely impact our results of operations and reduce our return on equity.
We are subject to the risk that the investments we make in our portfolio companies may be repaid prior to maturity. When this occurs, we will generally reinvest these proceeds in temporary investments, pending their future investment in new portfolio companies. These temporary investments will typically have substantially lower yields than the debt being prepaid and we could experience significant delays in reinvesting these amounts. Any future investment in a new portfolio company may also be at lower yields than the debt that was repaid. As a result, our results of operations could be materially adversely affected if one or more of our portfolio companies elect to prepay amounts owed to us. Additionally, prepayments, net of prepayment fees, could negatively impact our return on equity.
Technological innovations and industry disruptions may negatively impact us.
Current trends in the market generally have been toward disrupting a traditional approach to an industry with technological innovation, and multiple young companies have been successful where this trend toward disruption in markets and market practices has been critical to their success. In this period of rapid technological and commercial innovation, new businesses and approaches may be created that will compete with
K-FIT
and/or its investments or alter the market practices
K-FIT’s
strategy has been designed to function within and depend on for investment returns. Any of these new approaches could damage
K-FIT’s
investments, significantly disrupt the market in which it operates and subject it to increased competition, which could materially and adversely affect its business, financial condition and results of investments.
We may invest through joint ventures, partnerships or other special purpose vehicles and our investments through these vehicles may entail greater risks, and investments in which we have a non-controlling interest
may involve risks specific to third-party management of those investments.
We
may co-invest with
third parties through partnerships, joint ventures or other entities, thereby acquiring jointly controlled or non-controlling interests
in certain investments in conjunction with participation by one or more third parties in such investment. We may have interests or objectives that are inconsistent with those of the third-party partners or co-venturers. Although
we may not have full control over these investments and therefore, may have a limited ability to protect its position therein, we expect that we will negotiate appropriate rights to protect our interests. Nevertheless, such investments may involve risks not present in investments where a third party is not involved, including the possibility that a third-party partner or co-venturer may
have financial difficulties, resulting in a negative impact on such investment, may have economic or business interests or goals which are inconsistent with ours, or may be in a position to take (or block) action in a manner contrary to our investment objectives or the increased possibility of default by, diminished liquidity or insolvency of, the third party, due to a sustained or general economic downturn. Third-party partners or co-venturers may
opt to liquidate
an investment at a time during which such liquidation is not optimal for us. In addition, we may in certain circumstances be liable for the actions of its third-party partners or co-venturers. In
those circumstances where such third parties involve a management group, such third parties may receive compensation arrangements relating to such investments, including incentive compensation arrangements.
Syndication of
Co-Investments.
From time to time,
K-FIT
may make an investment with the expectation of offering a portion of its interests therein as a co-investment
opportunity to third-party investors. There can be no assurance that
K-FIT
will be successful in syndicating any such
co-investment,
in whole or in part, that the closing of such
co-investment
will be consummated in a timely manner, that any syndication will take place on terms and conditions that will be preferable for
K-FIT
or that expenses incurred by
K-FIT
with respect to any such syndication will not be substantial. In the event that
K-FIT
is not successful in syndicating any such
co-investment,
in whole or in part,
K-FIT
may consequently hold a greater concentration and have more exposure in the related investment than initially was intended, which could make
K-FIT
more susceptible to fluctuations in value resulting from adverse economic and/or business conditions with respect thereto. Moreover, an investment by
K-FIT
that is not syndicated to
co-investors
as originally anticipated could significantly reduce
K-FIT’s
overall investment returns.

Risks Related to the Adviser and Its Affiliates; Conflicts of Interest [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to the Adviser and Its Affiliates; Conflicts of Interest
The Adviser and its affiliates, including our officers and some of the
K-FIT
Board trustees, face conflicts of interest as a result of compensation arrangements with us and the Adviser, which could result in actions that are not in the best interests of our shareholders.
The Adviser and its affiliates receive substantial fees from us in return for their services, and these fees could influence the advice provided to us. We pay to the Adviser an incentive fee that is based on the performance of our portfolio and an annual Base Management Fee that is based on the average monthly value of our net assets. Because the Incentive Fee is based on the performance of our portfolio, the Adviser may be incentivized to make investments on our behalf that are riskier or more speculative than would be the case in the absence of such compensation arrangement. The way in which the incentive fee is determined may also encourage the Adviser to use leverage to increase the return on our investments. In addition, because the Base Management Fee is based upon the average monthly value of our net assets, the Adviser may be incentivized to recommend the use of leverage or the issuance of additional equity to make additional investments and increase the average monthly value of our net assets. Under certain circumstances, the use of leverage may increase the likelihood of default, which could disfavor holders of
K-FIT
Class I Shares. Our compensation arrangements could therefore result in our making riskier or more speculative investments, or relying more on leverage to make investments, than would otherwise be the case. This could result in higher investment losses, particularly during cyclical economic downturns.
K-FIT
may be obligated to pay the Adviser incentive compensation on income that it has not received.
Any incentive fee payable by
K-FIT
that relates to its net investment income may be computed and paid on income that may include interest that has been accrued but not yet received. If a portfolio company defaults on a loan that is structured to provide accrued interest, it is possible that accrued interest previously included in the calculation of the incentive fee will become uncollectible. The Adviser is not under any obligation to reimburse
K-FIT
for any part of the incentive fee it received that was based on accrued income that
K-FIT
never received as a result of a default by an entity on the obligation that resulted in the accrual of such income, and such circumstances would result in
K-FIT
paying an incentive fee on income it never received. For U.S. federal income tax purposes,
K-FIT
is required to recognize taxable income (such as deferred interest that is accrued as original issue discount) in some circumstances in which it does not receive a corresponding payment in cash. Under such circumstances,
K-FIT
may have difficulty meeting the annual distribution requirement necessary to qualify for and maintain RIC tax treatment under the Code. This difficulty in making the required distribution may be amplified to the extent that
K-FIT
is required to pay an incentive fee with respect to such accrued income. As a result,
K-FIT
may have to sell some of its investments at times and/or at prices it would not consider advantageous, raise additional debt or equity capital, or forgo new investment opportunities for this purpose. If
K-FIT
is not able to obtain cash from other sources, it may fail to qualify for RIC tax treatment and thus become subject to corporate-level income tax.
We may be obligated to pay the Adviser incentive compensation even if we incur a net loss due to a decline in the value of our portfolio.
The
K-FIT
Advisory Agreement entitles the Adviser to receive a portion of our
Pre-Incentive
Fee Net Investment Income regardless of any capital losses. In such case, we may be required to pay the Adviser incentive compensation for a fiscal quarter even if there is a decline in the value of our portfolio or if we incur a net loss for that quarter.
In addition, any incentive fees on
Pre-Incentive
Fee Net Investment Income may be computed and paid on income that may include interest that has been accrued but not yet received. If a portfolio company defaults on a loan that is structured to provide accrued interest, it is possible that accrued interest previously included in the calculation of the incentive fee will become uncollectible. The Adviser is not under any obligation to reimburse us for any part of the incentive fee it received that was based on accrued income that we never received as a result of a default by an entity on the obligation that resulted in the accrual of such income, and such circumstances would result in our paying an incentive fee on income we never received.
There may be conflicts of interest related to obligations the Adviser’s senior management and investment teams have to our affiliates and to other clients.
The members of the senior management and investment teams of the Adviser serve or may serve as officers, directors or principals of entities that operate in the same or a related line of business as we do, or of investment vehicles managed by the same personnel. For example, the Adviser is also the investment adviser to FS KKR Capital Corp. (“FSK”), and the officers, managers and other personnel of the Adviser may serve in similar or other capacities for the investment advisers to future investment vehicles affiliated with KKR Credit or FS Investments. In serving in these multiple and other capacities, they may have obligations to other clients or investors in those entities, the fulfillment of which may not be in our best interests or in the best interest of our shareholders. Our investment objectives may overlap with the investment objectives of such investment funds, accounts or other investment vehicles. For example, we rely on the Adviser to manage our day-to-day activities
and to implement our investment strategy. The Adviser and certain of its affiliates are presently, and plan in the future to continue to be, involved with activities which are unrelated to us. As a result of these activities, the Adviser, its employees and certain of its affiliates will have conflicts of interest in allocating their time between us and other activities in which they are or may become involved, including the management of other entities affiliated with KKR Credit or FS Investments. The Adviser and its employees will devote only as much of its or their time to our business as the Adviser and its employees, in their judgment, determine is reasonably required, which may be substantially less than their full time.
We rely, in part, on the Adviser to assist with identifying investment opportunities and making investment recommendations to
K-FIT.
The Adviser and its affiliates are not restricted from forming additional investment funds, entering into other investment advisory relationships or engaging in other business activities. These activities could be viewed as creating a conflict of interest in that the time and effort of the members of the Adviser, its affiliates and their officers and employees will not be devoted exclusively to our business, but will be allocated between us and such other business activities of the Adviser and its affiliates in a manner that the Adviser deems necessary and appropriate.

The time and resources that individuals employed by the Adviser devote to us may be diverted and we may face additional competition due to the fact that individuals employed by the Adviser are not prohibited from raising money for or managing other entities that make the same types of investments that we target.
Neither the Adviser, nor persons providing services to us on behalf of the Adviser, are prohibited from raising capital for and managing other investment entities that make the same types of investments as those we target. As a result, the time and resources that these individuals may devote to us may be diverted. In addition, we may compete with any such investment entity for the same investors and investment opportunities. We may participate in certain transactions originated by the Adviser or its affiliates under an order for exemptive relief from the SEC, dated January 5, 2021 (the
“Co-Investment
Exemptive Order”), which will permit us, subject to the satisfaction of certain conditions, to co-invest in certain
privately negotiated investment transactions, including investments originated and directly negotiated by the Adviser or KKR Credit, with our co-investment
affiliates. To the extent
K-FIT makes co-investments with investment
accounts managed by the Adviser or its
affiliates, these co-investment opportunities may
give rise to conflicts of interest or perceived conflicts of interest among
K-FIT
and the other participating accounts. In addition, conflicts of interest or perceived conflicts of interest may also arise in determining which investment opportunities should be presented to
K-FIT
and other participating accounts. While the terms of the
Co-Investment
Exemptive Order require that the Adviser will be given the opportunity to cause us to participate in certain transactions originated by affiliates of the Adviser, the Adviser may determine that we not participate in those transactions and for certain other transactions (as set forth in guidelines approved by the
K-FIT
Board) the Adviser may not have the opportunity to cause us to participate.
Our shares may be purchased by the Adviser or its affiliates.
The Adviser and its affiliates expect to purchase our shares. The Adviser and its affiliates will not acquire any shares with the intention to resell or re-distribute
such shares. The purchase of shares by the Adviser and its affiliates could create certain risks, including, but not limited to, the following:

•	the Adviser and its affiliates may have an interest in disposing of our assets at an earlier date so as to recover their investment in our shares; and

•	substantial purchases of shares by the Adviser and its affiliates may limit the Adviser’s ability to fulfill any financial obligations that it may have to us or incurred on our behalf.
The Adviser relies on key personnel, the loss of any of whom could impair its ability to successfully manage us.
Our future success depends, to a significant extent, on the continued services of the officers and employees of the Adviser or its affiliates. The loss of services of one or more members of the Adviser’s senior management team, including personnel of KKR Credit or FS Investments, could adversely affect our financial condition, business and results of operations.
The compensation we pay to the Adviser will be determined without independent assessment on our behalf, and these terms may be less advantageous to us than if such terms had been the subject of arm’s-length
negotiations.
The
K-FIT
Advisory Agreement was not entered into on an
arm’s-length
basis with an unaffiliated third party. As a result, the form and amount of compensation we pay the Adviser may be less favorable to us than they might have been had an investment advisory agreement been entered into through arm’s-length
transactions with an unaffiliated third party.

The Placement Agents’ influence on the Company Private Offering and on the
K-FIT
Private Offering gives them the ability to increase the fees payable to the Adviser.
The Adviser is paid a Base Management Fee calculated as a percentage of our net assets and unrelated to net income or any other performance base or measure. The Placement Agents, which are affiliates of the Adviser, will be incentivized to raise more proceeds in the Company Private Offering and in the
K-FIT
Private Offering to increase our net assets, even if it would be difficult for us to efficiently deploy additional capital, which in turn would increase the Base Management Fee payable to the Adviser.
The Adviser’s liability is limited under each of the
K-FIT
Advisory Agreement and the
K-FIT
Administration Agreement, and we are required to indemnify it against certain liabilities, which may lead it to act in a riskier manner on our behalf than it would when acting for its own account.
Pursuant to each of the
K-FIT
Advisory Agreement and the
K-FIT
Administration Agreement, the Adviser and its officers, managers, partners, members (and their members, including the owners of their members), agents, employees, controlling persons and any other person or entity affiliated with, or acting on behalf of, the Adviser will not be liable to us for their acts under the
K-FIT
Advisory Agreement and the
K-FIT
Administration Agreement, as applicable, absent willful misfeasance, bad faith or gross negligence in the performance of their duties. We have agreed to indemnify, defend and protect the Adviser and its officers, managers, partners, members (and their members, including the owners of their members), agents, employees, controlling persons and any other person or entity affiliated with, or acting on behalf of, the Adviser with respect to all damages, liabilities, costs and expenses resulting from acts of the Adviser not arising out of willful misfeasance, bad faith or gross negligence in the performance of their duties under the
K-FIT
Advisory Agreement or the
K-FIT
Administration Agreement, as applicable. These protections may lead the Adviser to act in a riskier manner when acting on our behalf than it would when acting for its own account.

Risks Related to Business Development Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to Business Development Companies
Failure to maintain our status as a BDC would reduce our operating flexibility.
K-FIT
has elected to be treated as a BDC under the 1940 Act. If we do not remain a BDC, we might be regulated as a closed-end investment
company under the 1940 Act, which would subject us to substantially more regulatory restrictions under the 1940 Act and correspondingly decrease our operating flexibility.
We are uncertain of our future sources for funding our future capital needs and if we cannot obtain debt or equity financing on acceptable terms, or at all, our ability to acquire investments and to expand our operations will be adversely affected.
K-FIT
intends to use the net proceeds from the
K-FIT
Private Offering (and thus the net proceeds from the Company Private Offering) to (1) make investments in accordance with our investment strategy and policies, (2) reduce borrowings and repay indebtedness incurred under various financing agreements we may enter into, (3) fund repurchases under our share repurchase program, and (4) for general corporate purposes, including paying operating expenses and other various fees and expenses such as base management fees and incentive fees. Any working capital reserves we maintain may not be sufficient for investment purposes, and we may require debt or additional equity financing in the future to operate. We may also need to access the capital markets to refinance debt obligations to the extent maturing obligations are not repaid with cash flows from operations. In order to maintain RIC tax treatment, we must distribute distributions to our shareholders each tax year on a timely basis generally of an amount at least equal to 90% of our investment company taxable income, determined without regard to any deduction for distributions paid, and the amounts of such distributions will therefore not be available to fund investment originations or to repay maturing debt. In addition, with certain limited exceptions, we are only allowed to borrow amounts or issue debt securities or preferred stock, which we refer to collectively as “senior securities,” such that our asset coverage, as calculated pursuant to the 1940 Act, equals at least 150% immediately after such borrowing, which, in certain circumstances, may restrict our ability to borrow or issue debt securities or preferred stock. In the event that we develop a need for additional capital in the future for investments or for any other reason, and we cannot obtain debt or equity financing on acceptable terms, or at all, our ability to acquire investments and to expand our operations will be adversely affected. As a result, we would be less able to allocate our portfolio among various issuers and industries and achieve our investment objectives, which may negatively impact our results of operations and reduce our ability to make distributions to our shareholders.
The requirement that we invest a sufficient portion of our assets in qualifying assets could preclude us from investing in accordance with our current business strategy; conversely, the failure to invest a sufficient portion of our assets in qualifying assets could result in our failure to maintain our status as a BDC.
As a BDC, we may not acquire any assets other than “qualifying assets,” as listed in Section 55(a) of the 1940 Act, unless, at the time of and after giving effect to such acquisition, at least 70% of our total assets are qualifying assets. Therefore, we may be precluded from investing in what we believe are attractive investments if such investments are not qualifying assets. Similarly, these rules could prevent us from making additional investments in existing portfolio companies, which could result in the dilution of our position, or could require us to dispose of investments at an inopportune time to comply with the 1940 Act. If we were forced to sell non-qualifying
investments in the portfolio for compliance purposes, the proceeds from such sale could be significantly less than the current value of such investments. Conversely, if we fail to invest a sufficient portion of our assets in qualifying assets, we could lose our status as a BDC, which would subject us to substantially more regulatory restrictions and significantly decrease our operating flexibility.
Regulations governing
K-FIT’s
operation as a BDC and a RIC will affect our ability to raise, and the way in which we raise, additional capital or borrow for investment purposes, which may have a negative effect on our growth.
As a result of the annual distribution requirement to qualify as a RIC,
K-FIT
may need to periodically access the capital markets to raise cash to fund new investments. We may issue “senior securities,” as defined under the 1940 Act, including issuing additional series of preferred shares, borrowing money from banks or other financial institutions or issuing debt securities only in amounts such that our asset coverage meets the threshold set forth in the 1940 Act immediately after each such issuance. Under the provisions of the 1940 Act, we are currently permitted to issue “senior securities” only in amounts such that our asset coverage, as defined in the 1940 Act, equals at least 150% after each issuance of senior securities. For purposes of the 1940 Act, “asset coverage” means the ratio of (1) the total assets of a BDC, less all liabilities and indebtedness not represented by senior securities, to (2) the aggregate amount of senior securities representing indebtedness (plus, in the case of senior securities represented by preferred stock, the aggregate involuntary liquidation preference of such BDC’s preferred stock).
K-FIT’s
ability to issue different types of securities is also limited. Under the 1940 Act, any preferred shares
K-FIT
issues, including the
K-FIT
Series A Preferred Shares, will constitute a “senior security” for purposes of the 150% asset coverage test. Compliance with these requirements may unfavorably limit our investment opportunities and reduce our ability in comparison to other companies to profit from favorable spreads between the rates at which we can borrow and the rates at which we can lend. As a BDC, therefore, we intend to continuously issue equity at a rate more frequent than our privately owned competitors, which may lead to greater shareholder dilution.
K-FIT
expects to borrow for investment purposes. If the value of our assets declines, we may be unable to satisfy the asset coverage test under the 1940 Act, which would prohibit us from paying distributions and could prevent us from qualifying or maintaining our qualification as a RIC. If we cannot satisfy the asset coverage test, we may be required to sell a portion of our investments and, depending on the nature of our debt financing, repay a portion of our indebtedness at a time when such sales may be disadvantageous.
In the absence of an event of default, no person or entity from which we borrow money has a veto right or voting power over our ability to set policy, make investment decisions or adopt investment strategies.
K-FIT’s
preferred shares, including the
K-FIT
Series A Preferred Shares, are another form of leverage and rank “senior”
to
K-FIT
Class I Shares in
K-FIT’s
capital structure. Preferred shareholders have separate voting rights on certain matters and might have other rights, preferences or privileges more favorable than those of holders of
K-FIT
Class I Shares, and the issuance of preferred shares could have the effect of delaying, deferring or preventing a transaction or a change of control that might involve a premium price for holders of
K-FIT
Class I Shares or otherwise be in the best interest of holders of
K-FIT
Class I Shares. Holders of
K-FIT
Class I Shares will directly or indirectly bear all of the costs associated with offering and servicing any preferred shares that we issue. In addition, any interests of preferred shareholders may not necessarily align with the interests of holders of
K-FIT
Class I Shares and the rights of holders of shares of preferred shares to receive distributions would be senior to those of holders of shares of
K-FIT
Class I Shares. Other than
K-FIT
Series A Preferred Shares,
K-FIT
does not anticipate issuing any additional series of preferred shares in the next 12 months.
Under the 1940 Act, we generally are prohibited from issuing or selling our shares at a price per share, after deducting selling commissions, that is below our NAV per share, which may be a disadvantage as compared with other public companies.
K-FIT
may, however, sell our shares, or warrants, options or rights to acquire our shares, at a price below the current NAV of our shares if the
K-FIT
Board, including the
K-FIT
Independent Trustees, determine that such sale is in our best interests and the best interests of our shareholders, and our shareholders, as well as those shareholders that are not affiliated with us, approve such sale. In any such case, the price at which our securities are to be issued and sold may not be less than a price that, in the determination of the
K-FIT
Board, closely approximates the fair value of such securities. If we raise additional funds by issuing
K-FIT
Class I Shares or senior securities convertible into, or exchangeable for,
K-FIT
Class I Shares, then the percentage ownership of our shareholders at that time will decrease, and holders of
K-FIT
Class I Shares might experience dilution.
Our ability to enter into transactions with our affiliates is restricted.
We are prohibited under the 1940 Act from participating in certain transactions with certain of our affiliates without the prior approval of a majority of the independent members of the
K-FIT
Board. Any person that owns, directly or indirectly, 5% or more of our outstanding voting securities will be our affiliate for purposes of the 1940 Act, and we will generally be prohibited from buying or selling any securities from or to such affiliate, absent the prior approval of the
K-FIT
Board. The 1940 Act also prohibits certain “joint” transactions with certain of our affiliates, which could include investments in the same portfolio company (whether at the same or different times), without prior approval of a majority of the independent members of the
K-FIT
Board. The
Co-Investment
Exemptive Order from the SEC will permit us, subject to the satisfaction of certain conditions, to co-invest in certain
privately negotiated investment transactions, including investments originated and directly negotiated by the Adviser or KKR Credit, with our co-investment affiliates.
 If a person acquires more than 25% of our voting securities, we will be prohibited from buying or selling any security from or to such person or certain of that person’s affiliates, or entering into prohibited joint transactions with such persons to the extent not covered by the exemptive relief, absent the prior approval of the SEC. Similar restrictions limit our ability to transact business with our officers or
K-FIT
Board or their respective affiliates. As a result of these restrictions, we may be prohibited from buying or selling any security from or to any portfolio company of a fund managed by the Adviser without the prior approval of the SEC, which may limit the scope of investment opportunities that would otherwise be available to us.
We are a
non-diversified
investment company within the meaning of the 1940 Act, and therefore we are not limited with respect to the proportion of our assets that may be invested in securities of a single issuer.
We are classified as a
non-diversified
investment company within the meaning of the 1940 Act, which means that we are not limited by the 1940 Act with respect to the proportion of our assets that we may invest in securities of a single issuer. Under the 1940 Act, a “diversified” investment company is required to invest at least 75% of the value of its total assets in cash and cash items, government securities, securities of other investment companies and other securities limited in respect of any one issuer to an amount not greater than 5% of the value of the total assets of such company and no more than 10% of the outstanding voting securities of such Issuer. As
a
non-diversified
investment company, we are not subject to this requirement. To the extent that we assume large positions in the securities of a small number of issuers, or within a particular industry, our NAV may fluctuate to a greater extent than that of a diversified investment company as a result of changes in the financial condition or the market’s assessment of the issuer. We may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company or to a general downturn in the economy.
However
, we will be subject to the diversification requirements applicable to RICs under Subchapter M of the Code.

Risks Related to K-FIT's Use of Debt Financing [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to
K-FIT’s
Use of Debt Financing
When we use leverage, the potential for loss on amounts invested in us will be magnified and may increase the risk of investing in us. Leverage may also adversely affect the return on our assets, reduce cash available for distribution to our shareholders and result in losses.
The use of borrowings, also known as leverage, increases the volatility of investments by magnifying the potential for loss on invested equity capital. The use of leverage involves increased risk, including increased variability of
K-FIT’s
net income, distributions and NAV in relation to market changes. If the value of our assets decreases, leveraging would cause NAV to decline more sharply than it otherwise would have had we not leveraged. Similarly, any decrease in our income would cause net income to decline more sharply than it would have had we not use leverage. Such a decline could negatively affect our ability to make distributions on
K-FIT
Class I Shares or any outstanding preferred shares. In addition, our shareholders will bear the burden of any increase in our expenses as a result of our use of leverage, including interest expenses and any increase in the management or incentive fees payable to the Adviser.
K-FIT’s
leverage strategy may not work as planned or achieve its goal.
We expect to use leverage to finance our investments. The amount of leverage that we employ will depend on the Adviser’s and the
K-FIT
Board’s assessment of market and other factors at the time of any proposed borrowing. There can be no assurance that leveraged financing will be available to us on favorable terms or at all. However, to the extent that we use leverage to finance our assets, our financing costs will reduce cash available for distributions to shareholders. Moreover, we may not be able to meet our financing obligations and, to the extent that we cannot, we risk the loss of some or all of our assets to liquidation or sale to satisfy the obligations. In such an event, we may be forced to sell assets at significantly depressed prices due to market conditions or otherwise, which may result in losses.
As a BDC, we generally are required to meet a coverage ratio of total assets to total borrowings and other senior securities, which include all of our borrowings and any preferred shares that we may issue in the future, of at least 150%. If this ratio were to fall below 150%, we could not incur additional debt and could be required to sell a portion of our investments to repay some debt when it is disadvantageous to do so. This could have a material adverse effect on our operations and investment activities. Moreover, our ability to make distributions to you may be significantly restricted or we may not be able to make any such distributions whatsoever. The amount of leverage that we will employ will be subject to oversight by the
K-FIT
Board, a majority of whom are
K-FIT
Independent Trustees with no material interests in such transactions.
We may also enter into reverse repurchase agreements. Transactions under such agreements constitute leverage. When
K-FIT
enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of
K-FIT’s
assets. As a result, the use of such leverage transactions may increase fluctuations in the market value of
K-FIT’s
assets compared to what would occur without the use of such transactions. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. If
K-FIT
reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, transacting under such agreement will lower
K-FIT’s
yield.
Although use of leverage by
K-FIT
has the potential to enhance overall returns that exceed
K-FIT’s
cost of funds, they will further diminish returns (or increase losses on capital) to the extent overall returns are less than
K-FIT’s
cost of funds. In addition, borrowings and reverse repurchase agreements or similar arrangements in which
K-FIT
may engage may be secured by the shareholders’ investments as well as by
K-FIT’s
assets and the documentation relating to such transactions may provide that during the continuance of a default under such arrangement, the interests of the investors may be subordinated to the interests of
K-FIT’s
lenders or debtholders.
Any future credit facilities and unsecured notes impose financial and operating covenants that restrict our business activities, including limitations that could hinder our ability to finance additional loans and investments or to make the distributions required to maintain our status as a RIC. A failure to renew our facilities or to add new or replacement debt facilities or issue additional debt securities or other evidences of indebtedness could have a material adverse effect on our business, financial condition or results of operations.
We may default under our credit facilities.
In the event we default under a credit facility or other borrowings, our business could be adversely affected as we may be forced to sell a portion of our investments quickly and prematurely at what may be disadvantageous prices to us in order to meet our outstanding payment obligations and/or support working capital requirements under such borrowing facility, any of which would have a material adverse effect on our business, financial condition, results of operations and cash flows. In addition, following any such default, the agent for the lenders under such borrowing facility could assume control of the disposition of any or all of our assets, including the selection of such assets to be disposed and the timing of such disposition, which would have a material adverse effect on our business, financial condition, results of operations and cash flows.
Provisions in a credit facility may limit our investment discretion.
A credit facility may be backed by all or a portion of our loans and securities on which the lenders will have a security interest. We may pledge up to 100% of our assets and may grant a security interest in all of our assets under the terms of any debt instrument we enter into with lenders. We expect that any security interests we grant will be set forth in a pledge and security agreement and evidenced by the filing of financing statements by the agent for the lenders. In addition, we expect that the custodian for our securities serving as collateral for such loan would include in its electronic systems notices indicating the existence of such security interests and, following notice of occurrence of an event of default, if any, and during its continuance, will only accept transfer instructions with respect to any such securities from the lender or its designee. If we were to default under the terms of any debt instrument, the agent for the applicable lenders would be able to assume control of the timing of disposition of any or all of our assets securing such debt, which would have a material adverse effect on our business, financial condition, results of operations and cash flows. In connection with one or more credit facilities entered into by
K-FIT,
distributions to shareholders may be subordinated to payments required in connection with any indebtedness contemplated thereby.
In addition, any security interests and/or negative covenants required by a credit facility may limit our ability to create liens on assets to secure additional debt and may make it difficult for us to restructure or refinance indebtedness at or prior to maturity or obtain additional debt or equity financing. In addition, if our borrowing base under a credit facility were to decrease, we may be required to secure additional assets in an amount sufficient to cure any borrowing base deficiency. In the event that all of our assets are secured at the time of such a borrowing base deficiency, we could be required to repay advances under a credit facility or make deposits to a collection account, either of which could have a material adverse impact on our ability to fund future investments and to make distributions.
In addition, we may be subject to limitations as to how borrowed funds may be used, which may include restrictions on geographic and industry concentrations, loan size, payment frequency and status, average life, collateral interests and investment ratings, as well as regulatory restrictions on leverage which may affect the amount of funding that may be obtained. There may also be certain requirements relating to portfolio performance, including required minimum portfolio yield and limitations on delinquencies and charge-offs, a violation of which could limit further advances and, in some cases, result in an event of default. An event of default under a credit facility could result in an accelerated maturity date for all amounts outstanding thereunder, which could have a material adverse effect on our business and financial condition. This could reduce our liquidity and cash flow and impair our ability to grow our business.
Regulations limit our investment discretion to invest in derivatives transactions.
Rule
18f-4
under the 1940 Act limits a fund’s derivatives exposure through a comparative value-at-risk
test or absolute 20% of NAV test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. K-FIT
has initially implemented a derivatives risk management program because the forward purchase obligations associated with the Facility Agreement could exceed 10% of
K-FIT’s
NAV, such that
K-FIT
would not qualify as a “limited derivatives user” (as defined in
Rule 18f-4).
Once
K-FIT’s
forward purchase obligations have been satisfied,
K-FIT
is expected to qualify as a limited derivatives user and will adopt limited derivatives user policies and procedures at that time.
Under Rule
18f-4
under the 1940 Act, related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies,
K-FIT
and the Company are permitted to enter into derivatives and other transactions that create future payment or delivery obligations, including short sales, notwithstanding the senior security provisions of the 1940 Act if
K-FIT
or the Company, as applicable, complies with certain
value-at-risk
leverage limits, adopts and implements a written derivatives risk management program and complies with board oversight and reporting requirements or satisfies the conditions for the “limited derivatives users” exception. The Company expects to be a “limited derivatives user” under Rule
18f-4.
To the extent the Company elects to qualify as a “limited derivatives user,” it is required to adopt and implement written policies and procedures reasonably designed to manage its derivatives risk and limit its derivatives exposure such that it does not exceed 10% of the Company’s net assets (with certain exclusions). Rule
18f-4
also permits
K-FIT
and the Company to enter into reverse repurchase agreements or similar financing transactions notwithstanding the senior security provisions of the 1940 Act if we aggregate the amount of indebtedness associated with such reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating asset coverage ratios as discussed above. In addition,
K-FIT
and the Company are permitted to invest in a security on a when-issued or forward-settling basis, or with a non-standard
settlement cycle, and the transaction will be deemed not to involve a senior security under the 1940 Act, provided that
(i) K-FIT
or the Company, as applicable, intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”).
K-FIT
and the Company may otherwise engage in such transactions that do not meet the conditions of the Delayed-Settlement Securities Provision so long as they treat any such transaction as a “derivatives transaction” for purposes of compliance with Rule
18f-4.
Furthermore,
K-FIT
and the Company are permitted to enter into an unfunded commitment agreement, and such unfunded commitment agreement will not be subject to the asset coverage requirements under the 1940 Act, if
K-FIT
or the Company, as applicable, reasonably believes, at the time of entering into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all such agreements as they come due. We cannot predict the effects of these requirements. The Adviser intends to monitor developments and seek to manage assets in a manner consistent with achieving our investment objectives, but there can be no assurance that it will be successful in doing so.
Changes in interest rates may affect our cost of capital and net investment income.
Since we intend to use debt to finance a portion of our investments, our net investment income will depend, in part, upon the difference between the rate at which we borrow funds and the rate at which we invest those funds. As a result, we can offer no assurance that a significant change in market interest rates will not have a material adverse effect on our net investment income. In periods of rising interest rates when we have debt outstanding, our cost of funds will increase, which could reduce our net investment income. We expect that our long-term fixed-rate investments will be financed primarily with equity and long-term debt. We may use interest rate risk management techniques in an effort to limit our exposure to interest rate fluctuations. These techniques may include various interest rate hedging activities to the extent permitted by the 1940 Act. These activities may limit our ability to participate in the benefits of lower interest rates with respect to the hedged portfolio. Adverse developments resulting from changes in interest rates or hedging transactions could have a material adverse effect on our business, financial condition and results of operations. Also, we have limited experience in entering into hedging transactions, and we will initially have to purchase or develop such expertise.
A rise in the general level of interest rates can be expected to lead to higher interest rates applicable to our debt investments. Accordingly, an increase in interest rates would make it easier for us to meet or exceed the incentive fee hurdle rate and may result in a substantial increase in the amount of incentive fees payable to the Adviser with respect to pre-incentive
fee net investment income.
We may form one or more CLOs, which may subject us to certain structured financing risks.
To finance investments, we may securitize certain of our secured loans or other investments, including through the formation of one or more CLOs, while retaining all or most of the exposure to the performance of these investments. This would involve contributing a pool of assets to a special purpose entity, and selling debt interests in such entity on a non-recourse
or limited-recourse basis to purchasers. It is possible that an interest in any such CLO held by us may be considered a
“non-qualifying”
portfolio investment for purposes of the 1940 Act.
If we create a CLO, we will depend in part on distributions from the CLO’s assets out of its earnings and cash flows to enable us to make distributions to shareholders. The ability of a CLO to make distributions will be subject to various limitations, including the terms and covenants of the debt it issues. Also, a CLO may take actions that delay distributions in order to preserve ratings and to keep the cost of present and future financings lower or the CLO may be obligated to retain cash or other assets to satisfy over-collateralization requirements commonly provided for holders of the CLO’s debt, which could impact our ability to receive distributions from the CLO. If we do not receive cash flow from any such CLO that is necessary to satisfy the annual distribution requirement for maintaining RIC status, and we are unable to obtain cash from other sources necessary to satisfy this requirement, we may not maintain our qualification as a RIC, which would have a material adverse effect on an investment in the shares.
In addition, a decline in the credit quality of loans in a CLO due to poor operating results of the relevant borrower, declines in the value of loan collateral or increases in defaults, among other things, may force a CLO to sell certain assets at a loss, reducing their earnings and, in turn, cash potentially available for distribution to us for distribution to shareholders. To the extent that any losses are incurred by the CLO in respect of any collateral, such losses will be borne first by us as owner of equity interests in the CLO.
The manager for a CLO that we create may be
K-FIT,
the Adviser or an affiliate, and such manager may be entitled to receive compensation for structuring and/or management services. To the extent the Adviser or an affiliate other than
K-FIT
serves as manager and
K-FIT
is obligated to compensate the Adviser or the affiliate for such services, we, the Adviser or the affiliate will implement offsetting arrangements to assure that we, and indirectly, our shareholders, pay no additional management fees to the Adviser or the affiliate in connection therewith. To the extent we serve as manager, we will waive any right to receive fees for such services from
K-FIT
(and indirectly its shareholders) or any affiliate.

Federal Income Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Federal Income Tax Risk
We will be subject to corporate-level income tax if we are unable to qualify as a RIC under Subchapter M of the Code or to satisfy RIC distribution requirements.
To obtain and maintain RIC tax treatment under Subchapter M of the Code, we must, among other things, meet annual distribution, income source and asset diversification requirements. If we do not qualify for or maintain RIC tax treatment for any reason and are subject to corporate income tax, the resulting corporate taxes could substantially reduce our net assets, the amount of income available for distribution and the amount of our distributions.
We must satisfy these tests on an ongoing basis in order to maintain RIC tax treatment, and may be required to make distributions to shareholders at times when it would be more advantageous to invest cash in our existing or other investments, or when we do not have funds readily available for distribution. Compliance with the RIC tax requirements may hinder our ability to operate solely on the basis of maximizing profits and the value of our shareholders’ investments. Also, the rules applicable to our qualification as a RIC are complex, with many areas of uncertainty. If we fail to qualify for or maintain RIC tax treatment for any reason and are subject to corporate income tax, the resulting corporate taxes could substantially reduce our net assets, the amount of income available for distribution and the amount of our distributions. Such a failure may have a material adverse effect on us and on any investment in us. The Code provides certain forms of relief from RIC disqualification due to failures of income source and asset diversification requirements, although there may be additional taxes due in such cases. We cannot assure you that we would qualify for any such relief should we fail either the income source or asset diversification requirements.
We may have difficulty paying our required distributions if we recognize income before or without receiving cash representing such income.
The characterization of distributions to shareholders is determined in accordance with federal income tax rules, which may differ from GAAP due to temporary and permanent differences in the recognition of income and expenses. For federal income tax purposes, we may be required to recognize taxable income in circumstances in which we do not receive a corresponding payment in cash. For example, if we hold debt obligations that are treated under applicable tax rules as having original issue discount (such as zero coupon securities, debt instruments with PIK interest or, in certain cases, increasing interest rates or debt instruments that were issued with warrants), we must include in income each year a portion of the original issue discount that accrues over the life of the obligation, regardless of whether cash representing such income is received by us in the same taxable year. We may also have to include in income other amounts that we have not yet received in cash, such as deferred loan origination fees that are paid after origination of the loan or are paid in non-cash
compensation such as warrants or stock, or interest income from investments that have been classified as non-accrual
for financial reporting purposes. We anticipate that a portion of our income may constitute original issue discount or other income required to be included in taxable income prior to receipt of cash. Further, we may elect to amortize market discount and include such amounts in our taxable income in the current year, instead of upon disposition, as an election not to do so would limit our ability to deduct interest expenses for tax purposes.
Because any original issue discount or other amounts accrued will be included in our investment company taxable income for the year of the accrual, we may be required to make a distribution to our shareholders in order to satisfy the annual distribution requirement, even though we will not have received any corresponding cash amount. As a result, we may have difficulty meeting the annual distribution requirement necessary to qualify for and maintain RIC tax treatment under Subchapter M of the Code. We may have to sell some of our investments at times and/or at prices we would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If we are not able to obtain cash from other sources, we may not qualify for or maintain RIC tax treatment and thus we may become subject to corporate-level income tax. Furthermore, we may invest in the equity securities of non-U.S. corporations
(or
other non-U.S. entities
classified as corporations for U.S. federal income tax purposes) that could be treated under the Code and U.S. Treasury regulations as “passive foreign investment companies” and/or “controlled foreign corporations.” The rules relating to investment in these types of non-U.S. entities
are designed to ensure that U.S. taxpayers are either, in effect, taxed currently (or on an accelerated basis with respect to corporate level events) or taxed at increased tax rates at distribution or disposition. In certain circumstances, these rules also could require us to recognize taxable income or gains where we do not receive a corresponding payment in cash and, unless the income and gains are related to our business of investing in stocks and securities, all or a portion of such taxable income and gains may not be considered qualifying income for purposes of the RIC income source requirements.

Some of our investments may be subject to corporate-level income tax.
K-FIT
may invest in certain debt and equity investments through taxable subsidiaries and the taxable income of these taxable subsidiaries will be subject to federal and state corporate income taxes. Furthermore, to the extent the taxable subsidiaries have an unrealized gain or a realized gain for an equity investment, we may be required to accrue and/or pay federal and state corporate income taxes related to such unrealized or realized gains. We may invest in certain foreign debt and equity investments which could be subject to foreign taxes (such as income tax, withholding and value added taxes).
Our portfolio investments may present special tax issues.
K-FIT
expects to invest in debt securities that are rated below investment grade by rating agencies or that would be rated below investment grade if they were rated. Investments in these types of instruments and certain equity securities may present special tax issues for
K-FIT.
U.S. federal income tax rules are not entirely clear about issues such as when we may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless debt in equity securities, how payments received on obligations in default should be allocated between principal and interest income, as well as whether exchanges of debt instruments in a bankruptcy or workout context are taxable. Such matters could cause us to recognize taxable income for U.S. federal income tax purposes, even in the absence of cash or economic gain, and require us to make taxable distributions to our shareholders to maintain our RIC status or preclude the imposition of either U.S. federal corporate income or excise taxation. Additionally, because such taxable income may not be matched by corresponding cash received by us, we may be required to borrow money or dispose of other investments to be able to make distributions to our shareholders. These and other issues will be considered by
K-FIT,
to the extent determined necessary, in order that we minimize the level of any U.S. federal income or excise tax that we would otherwise incur.
If we are not treated as a “publicly offered regulated investment company,” as defined in the Code, U.S. shareholders that are individuals, trusts or estates will be taxed as though they received a distribution of some of our expenses.
While
K-FIT
expects to be treated as a “publicly offered regulated investment company” as a result of
K-FIT
Class I Shares and our preferred shares collectively being held by at least 500 persons at all times during a taxable year, no certainty can be provided that we will qualify for each taxable year. Further, while the Company does not expect to be treated as a “publicly offered regulated investment company” for its initial tax year, it expects to be treated as a “publicly offered regulated investment company” as a result of the Company Shares being held by at least 500 persons at all times during a future taxable year, however no certainty can be provided that the Company will qualify for each taxable year. If either of us is not treated as a “publicly offered regulated investment company,” each of our respective U.S. shareholder that is an individual, trust or estate will be treated as having received a dividend for U.S. federal income tax purposes from us in the amount of such U.S. shareholder’s allocable share of certain of the fees and expenses for the calendar year (and in case of
K-FIT,
including the management and incentive fees paid to the investment adviser), and these fees and expenses will be treated as miscellaneous itemized deductions of such U.S. shareholder. For taxable years beginning before 2026, miscellaneous itemized deductions generally are not deductible by a U.S. shareholder that is an individual, trust or estate. For taxable years beginning in 2026 or later, miscellaneous itemized deductions generally are deductible by a U.S. shareholder that is an individual, trust or estate only to the extent that the aggregate of such U.S. shareholder’s miscellaneous itemized deductions exceeds 2% of such U.S. shareholder’s adjusted gross income for U.S. federal income tax purposes, are not deductible for purposes of the alternative minimum tax and are subject to the overall limitation on itemized deductions under Section 68 of the Code.
Legislative or regulatory tax changes could adversely affect investors.
At any time, the federal income tax laws governing RICs or the administrative interpretations of those laws or regulations may be amended. Any of those new laws, regulations or interpretations may take effect retroactively and could adversely affect the taxation of us or our shareholders. Therefore, changes in tax laws, regulations or administrative interpretations or any amendments thereto could
diminish the value of an investment in our shares or the value or the resale potential of our investments.

Risks Related to an Investment in K-FIT Class I Shares [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to an Investment in
K-FIT
Class I Shares
If we are unable to raise substantial funds, then we will be more limited in the number and type of investments we may make, our expenses may be higher relative to our total assets, and the value of your investment in us may be reduced in the event our assets under-perform.
Amounts that we raise may not be sufficient for us to purchase a broad portfolio of investments. To the extent that less than the maximum number of
K-FIT
Class I Shares is subscribed for, the opportunity for us to purchase a broad portfolio of investments may be decreased and the returns achieved on those investments may be reduced as a result of allocating all of our expenses among a smaller capital base. If we are unable to raise substantial funds, we may not achieve certain economies of scale and our expenses may represent a larger proportion of our total assets.
We face risks associated with the deployment of our capital.
In light of the nature of our continuous offering in relation to our investment strategy and the need to be able to deploy potentially large amounts of capital quickly to capitalize on potential investment opportunities, if we have difficulty identifying investments on attractive terms, there could be a delay between the time we receive net proceeds from the sale of shares of
K-FIT
Class I Shares in the
K-FIT
Private Offering and the time we invest the net proceeds. Our proportion of privately negotiated investments may be lower than expected. We may also from time to time hold cash pending deployment into investments or have less than our targeted leverage, which cash or shortfall in target leverage may at times be significant, particularly at times when we are receiving high amounts of offering proceeds and/or times when there are few attractive investment opportunities. Such cash may be held in an account for the benefit of our shareholders that may be invested in money market accounts or other similar temporary investments, each of which are subject to the management fees.
In the event we are unable to find suitable investments such cash may be maintained for longer periods which would be dilutive to overall investment returns. This could cause a substantial delay in the time it takes for your investment to realize its full potential return and could adversely affect our ability to pay regular distributions of cash flow from operations to you. It is not anticipated that the temporary investment of such cash into money market accounts or other similar temporary investments pending deployment into investments will generate significant interest, and investors should understand that such low interest payments on the temporarily invested cash may adversely affect overall returns. In the event we fail to timely invest the net proceeds of sales of
K-FIT
Class I Shares or do not deploy sufficient capital to meet our targeted leverage, our results of operations and financial condition may be adversely affected.
We may have difficulty sourcing investment opportunities.
Other than the Warehousing Transaction, we have not identified the potential investments for our portfolio that we will acquire. We cannot assure investors that we will be able to locate a sufficient number of suitable investment opportunities to allow us to deploy all investments successfully. In addition, privately negotiated investments in loans and illiquid securities of private companies require substantial due diligence and structuring, and we cannot assure investors that we will achieve our anticipated investment pace. As a result, investors will be unable to evaluate any future portfolio company investments prior to purchasing our shares. Additionally, our Adviser will select our investments to be made with the net proceeds of the
K-FIT
Private Offering (and thus the Company Private Offering), and Shareholders will have no input with respect to such investment decisions. These factors increase the uncertainty, and thus the risk, of investing in our shares. To the extent we are unable to deploy all investments, our investment income and, in turn, our results of operations, will likely be materially adversely affected.

K-FIT
and the Company may have difficulty paying distributions and the tax character of any distributions is uncertain.
To the extent that the Company has taxable income available, it is the Company’s intention to distribute to Shareholders (by way of dividend) promptly upon receipt of any amounts distributed to the Company by
K-FIT.
Distributions will be distributed to Shareholders upon declaration and authorization by the Company Board pro rata
to each Shareholder’s holding of Company Shares, subject to maintenance of reserves.
K-FIT
generally intends to distribute substantially all of its available earnings annually by paying distributions on a monthly basis, as determined by the
K-FIT
Board in its discretion. We cannot assure investors that we will achieve investment results that will allow us to make a specified level of cash distributions (particularly during the early stages of our operations) or year-to-year
increases in cash distributions.
K-FIT’s
ability, and thus the Company’s ability, to pay distributions might be adversely affected by the impact of one or more of the risks described in this Memorandum. Due to the asset coverage test applicable to us under the 1940 Act as a BDC,
K-FIT
may be limited in its ability to make distributions. In addition, if
K-FIT
enters into a credit facility or any other borrowing facility, for so long as such facility is outstanding, we anticipate that
K-FIT
may be required by its terms to use all payments of interest and principal that it receives from its current investments as well as any proceeds received from the sale of its current investments to repay amounts outstanding thereunder, which could adversely affect
K-FIT’s
ability, and thus the Company’s ability, to make distributions.
Furthermore, the tax treatment and characterization of
K-FIT’s
and the Company’s distributions may vary significantly from time to time due to the nature of
K-FIT’s
investments. The ultimate tax characterization of distributions made during a taxable year may not finally be determined until after the end of that taxable year. We may make distributions during a taxable year that exceed our investment company taxable income and net capital gains for that taxable year. In such a situation, the amount by which our total distributions exceed investment company taxable income and net capital gains generally would be treated as a return of capital up to the amount of a shareholder’s tax basis in the shares, with any amounts exceeding such tax basis treated as a gain from the sale or exchange of such shares. A return of capital generally is a return of a shareholder’s investment rather than a return of earnings or gains derived from our investment activities. Moreover,
K-FIT
may pay all or a substantial portion of its distributions from the proceeds of the sale of shares or from borrowings or sources other than cash flow from operations in anticipation of future cash flow, which may constitute a return of shareholders’ capital and will reduce such shareholders’ tax basis in
K-FIT’s
shares, which may result in increased tax liability to shareholders when they sell such shares.
An investment in
K-FIT
Class I Shares and the Company Shares will have limited liquidity.
K-FIT’s
and the Company’s shares constitute illiquid investments for which there is not, and will likely not be, a secondary market at any time prior to a public offering and listing of such shares on a national securities exchange. There can be no guarantee that
K-FIT
or the Company will conduct a public offering and list their respective shares on a national securities exchange, and there is no current intention to do so. Investment in
K-FIT
and/or the Company is suitable only for sophisticated investors and requires the financial ability and willingness to accept the high risks and lack of liquidity inherent in an investment in
K-FIT
and/or the Company. Neither Shareholders nor
K-FIT
shareholders are entitled to redeem their shares. Shareholders and
K-FIT
shareholders must be prepared to bear the economic risk of an investment in the applicable shares for an extended period of time.
There are restrictions on the ability of holders of
K-FIT
Class I Shares and Company Shares to transfer shares, including restrictions typically associated with a private offering of securities under Regulation D and other exemptions from registration under the 1933 Act, and these restrictions could limit the liquidity of an investment in
K-FIT
Class I Shares and Company Shares and the price at which holders may be able to sell the shares.
K-FIT
and the Company are relying on an exemption from registration under the 1933 Act and state securities laws in offering
K-FIT
Class I Shares and Company Shares, respectively. As such, absent an effective registration statement covering
K-FIT
Class I Shares or Company Shares, as applicable, such shares may be resold only in transactions that are exempt from the registration requirements of the 1933 Act and in accordance with the terms of the applicable subscription agreement and fund governing documents.
K-FIT
Class I Shares and Company Shares have limited transferability which could delay, defer or prevent a transaction or a change of control of
K-FIT
or the Company, respectively, that might involve a premium price for our securities or otherwise be in the best interest of our shareholders.
Certain investors will be subject to Exchange Act filing requirements.
Under Section 13(d) of the Exchange Act, ownership information for any person who beneficially owns 5% or more of the Company Shares will have to be disclosed in a Schedule 13G or other filings with the SEC. Beneficial ownership for these purposes is determined in accordance with the rules of the SEC, and includes having voting or investment power over the securities. In some circumstances, shareholders who choose to reinvest their dividends may see their percentage stake in the Company increased to more than 5%, thus triggering this filing requirement. Each shareholder is responsible for determining their filing obligations and preparing the filings. In addition, shareholders who hold more than 10% of a class of Company Shares may be subject to Section 16(b) of the Exchange Act, which recaptures for the benefit of the Company profits from the purchase and sale of registered stock (and securities convertible or exchangeable into such registered stock) within a six-month
period.
Shareholders may experience dilution.
All distributions declared in cash payable to holders of Company Shares that are participants in the Company’s distribution reinvestment plan will generally be automatically reinvested in Company Shares, and thus in
K-FIT
Class I Shares. As a result, shareholders that do not participate in the Company’s distribution reinvestment plan may experience dilution over time.
Holders of
K-FIT
Class I Shares and Company Shares will not have preemptive rights to any shares that
K-FIT
or the Company issues in the future. The Company and
K-FIT,
under their respective declarations of trust, are allowed to issue an unlimited number of common shares. After you purchase Company Shares in the Company Private Offering, the
K-FIT
Board and/or the Company Board may elect, without shareholder approval, to: (1) sell additional shares in their respective private offerings or future public or private offerings; (2) issue interests in any of our subsidiaries in private offerings; (3) issue shares upon the exercise of the options granted to independent trustees or future employees; or (4) subject to applicable law, issue shares in payment of an outstanding obligation to pay fees for services rendered to us. To the extent
K-FIT
issues additional
K-FIT
Class I Shares, or the Company issues additional Company Shares, after your purchase in the Company Private Offering, your percentage ownership interest in
K-FIT
and/or the Company will be diluted. Because of these and other reasons, our shareholders may experience substantial dilution in their percentage ownership of the Company (and, indirectly,
K-FIT).
Investing in
K-FIT
Class I Shares, and thus investing in Company Shares, involves a high degree of risk.
The investments we make in accordance with our investment objectives may result in a higher amount of risk than alternative investment options and volatility or loss of principal. Our investments in portfolio companies may be highly speculative and aggressive and, therefore, an investment in our shares may not be suitable for someone with lower risk tolerance.
The NAV of our shares may fluctuate significantly.
The NAV and liquidity, if any, of the market for
K-FIT
Class I Shares and Company Shares may be significantly affected by numerous factors, some of which are beyond our control and may not be directly related to our operating performance. These factors include:

•	changes in regulatory policies or tax guidelines, particularly with respect to RICs or BDCs;

•	loss of RIC or BDC status;

•	changes in earnings or variations in operating results;

•	changes in the value of our portfolio of investments;

•	changes in accounting guidelines governing valuation of our investments;

•	any shortfall in revenue or net income or any increase in losses from levels expected by investors;

•	departure of either of our adviser or certain of its respective key personnel;

•	general economic trends and other external factors; and

•	loss of a major funding source.
K-FIT’s
preferred shares, including the
K-FIT
Series A Preferred Shares and any additional series of preferred shares
K-FIT
may determine to issue in the future, could adversely affect the value of
K-FIT
Class I Shares.
K-FIT’s
preferred shares, including the
K-FIT
Series A Preferred Shares and any additional series of preferred shares
K-FIT
may determine to issue in the future, may have dividend or conversion rights, liquidation preferences or other economic terms favorable to the holders of such series preferred shares that could make an investment in
K-FIT
Class I Shares less attractive. In addition, the dividends on any preferred shares we issue must be cumulative. Payment of dividends and repayment of the liquidation preference of preferred shares must take preference over any distributions or other payments to holders of
K-FIT
Class I Shares, and holders of preferred shares are not subject to any of our expenses or losses and are not entitled to participate in any income or appreciation in excess of their stated preference (other than convertible preferred shares that converts into
K-FIT
Class I Shares). In addition, under the 1940 Act, any such preferred shares would constitute a “senior security” for purposes of the 150% asset coverage test.
If
K-FIT
fails to pay dividends on the
K-FIT
Series A Preferred Shares for two years, the holders of
K-FIT
Series A Preferred Shares will be entitled to elect a majority of
K-FIT’s
trustees.
The terms of the
K-FIT
Series A Preferred Shares provide for certain dividend payments. In accordance with the 1940 Act and the terms of the
K-FIT
Series A Preferred Shares, if dividends thereon are unpaid in an amount equal to at least two years of dividends, the holders of the
K-FIT
Series A Preferred Shares will be entitled to elect a majority of the
K-FIT
Board. Holders of the
K-FIT
Series A Preferred Shares have the right to vote, including in the election of trustees, in ways that may benefit their interests but not the interests of holders of the
K-FIT
Class I Shares.

General Risk Factors [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
General Risk Factors
Changes in laws or regulations governing our operations may adversely affect our business or cause us to alter our business strategy.
We, our portfolio companies and other counterparties are subject to regulation at the local, state and federal level. New legislation may be enacted, amended or repealed or new interpretations, rulings or regulations could be adopted, including those governing the types of investments we are permitted to make, any of which could harm us and our shareholders, potentially with retroactive effect. For example, certain provisions of the Dodd-Frank Act, which influences many aspects of the financial services industry, have been amended or repealed and the Code has been substantially amended and reformed.
The current U.S. presidential administration may support an enhanced regulatory agenda that imposes greater costs on all sectors and on financial services companies in particular. In addition, uncertainty regarding legislation and regulations affecting the financial services industry or taxation could also adversely impact our business or the business of our portfolio companies. New or repealed legislation, interpretations, rulings or regulations could require changes to certain business practices of us or our portfolio companies, negatively impact the operations, cash flows or financial condition of us or our portfolio companies, impose additional costs on us or our portfolio companies or otherwise adversely affect our business or the business of our portfolio companies.
Additionally, any changes to or repeal of the laws and regulations governing our operations relating to permitted investments may cause us to alter our investment strategy to avail ourselves of new or different opportunities. Such changes could result in material differences to our strategies and plans as set forth in this Memorandum and may result in our investment focus shifting from the areas of expertise of the Adviser to other types of investments in which the Adviser may have less expertise or little or no experience. Thus, any such changes, if they occur, could have a material adverse effect on our financial condition and results of operations and the value of a shareholder’s investment.
Global economic, political and market conditions, including downgrades of the U.S. credit rating, may adversely affect our business, results of operations and financial condition.
The current global financial market situation, as well as various social and political tensions in the United States and around the world (including the current conflict in Ukraine) may contribute to increased market volatility, may have long-term effects on the United States and worldwide financial markets and may cause economic uncertainties or deterioration in the United States and worldwide. The success of our investment activities could be affected by general economic and market conditions in the United States and in the rest of the world, as well as by changes in applicable laws and regulations (including laws relating to taxation of our investments), trade barriers, currency exchange controls, rate of inflation, currency depreciation, asset re-investment,
resource self-sufficiency and national and international political and socioeconomic circumstances in respect of the
non-U.S. countries
in which we may invest. These factors will affect the level and volatility of securities prices and the liquidity of
K-FIT’s
investments, which could impair our profitability or result in losses. General fluctuations in the market prices of securities and interest rates may affect our investment opportunities and the value of our investments. We may maintain substantial trading positions that can be adversely affected by the level of volatility in the financial markets; the larger the positions, the greater the potential for loss. Declines in the performance of national economies or the credit markets in certain jurisdictions have had a negative impact on general economic and market conditions globally, and as a result, could have a material adverse effect on our business, financial condition and results of operations.
For example, the impact of downgrades by rating agencies to the U.S. government’s sovereign credit rating or its perceived creditworthiness as well as potential government shutdowns and uncertainty surrounding transfers of power could adversely affect the U.S. and global financial markets and economic conditions. Similarly in Europe, since 2010 several European Union (“EU”) countries have faced budget issues, some of which may have negative long-term effects for the economies of those countries and other EU countries. There is concern about national-level support for the Euro and the accompanying coordination of fiscal and wage policy among European Economic and Monetary Union member countries. The United Kingdom’s (“U.K.”) decision to leave the EU (the so-called
“Brexit”) has also led to volatility in global financial markets. On December 24, 2020, a trade agreement was concluded between the EU and the U.K. (the “TCA”), which was entered into force in 2021 following ratification by the EU. Although the TCA covers many issues, it leaves decisions on equivalence and adequacy to be determined by each of the U.K. and EU unilaterally in due course. As such, there remains uncertainty as to the scope, nature and terms of the relationship between the U.K. and the EU, the effect and implications of the TCA, and the actual and potential consequences of Brexit. In addition, the fiscal policy of foreign nations, such as Russia and China, may have a severe impact on the worldwide and U.S. financial markets. Trade wars and volatility in the U.S. repo market, the U.S. high yield bond markets, the Chinese stock markets and global markets for commodities may affect other financial markets worldwide. And while recent government stimulus measures worldwide have reduced volatility in the financial markets, volatility may return as such measures are phased out, and the long-term impacts of such stimulus on fiscal policy and inflation remain unknown.
The Adviser’s financial condition may be adversely affected by a significant general economic downturn and it may be subject to legal, regulatory, reputational and other unforeseen risks that could have a material adverse effect on the Adviser’s businesses and operations (including those of
K-FIT).
A recession, slowdown and/or sustained downturn in the global economy (or any particular segment thereof) could have a pronounced impact on
K-FIT
and could adversely affect
K-FIT’s
profitability, impede the ability of
K-FIT’s
portfolio companies to perform under or refinance their existing obligations and impair
K-FIT’s
ability to effectively deploy its capital or realize its investments on favorable terms.
Any of the foregoing events could result in substantial or total losses to
K-FIT
in respect of certain investments, which losses will likely be exacerbated by the presence of leverage in a portfolio company’s capital structure.
The Russian invasion of Ukraine may have a material adverse impact on us and our portfolio companies.
The conflict between Russia and Ukraine could lead to disruption, instability and volatility in global markets, economies and industries that could negatively impact our business, results of operations and financial condition. The conflict has already resulted in significant volatility in certain equity, debt and currency markets, material increases in certain commodity prices, and economic uncertainty. The conflict may escalate, and its resolution is unclear. The U.S. government and other governments have imposed severe sanctions against Russia and Russian interests and threatened additional sanctions and controls. Sanctions and export control laws and regulations are complex, frequently changing, and increasing in number, and they may impose additional legal compliance costs or business risks associated with our operations.
Our business is dependent on bank relationships and recent strain on the banking system may adversely impact us.
The financial markets recently have encountered volatility associated with concerns about the balance sheets of banks, especially small and regional banks who may have significant losses associated with investments that make it difficult to fund demands to withdraw deposits and other liquidity needs. Although the federal government has announced measures to assist these banks and protect depositors, some banks have already been impacted and others may be materially and adversely impacted. Our business is dependent on bank relationships and we are proactively monitoring the financial health of such bank relationships. Continued strain on the banking system may adversely impact our business, financial condition and results of operations.
We may experience fluctuations in our quarterly results.
We could experience fluctuations in our quarterly operating results due to a number of factors, including our ability or inability to make investments in companies that meet our investment criteria, the interest rate payable on the loans or other debt securities we originate or acquire, the level of our expenses (including our borrowing costs), variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which we encounter competition in our markets and general economic conditions. As a result of these factors, results for any previous period should not be relied upon as being indicative of performance in future periods.
We and the Adviser could be the target of litigation.
We and the Adviser could become the target of securities class action litigation or other similar claims if the value of
K-FIT
Class I Shares or Company Shares fluctuate significantly or for other reasons. The proceedings could continue without resolution for long periods of time and the outcome of any such proceedings could materially adversely affect our business, financial condition, and/or operating results. Any litigation or other similar claims could consume substantial amounts of our management’s time and attention, and that time and attention and the devotion of associated resources could, at times, be disproportionate to the amounts at stake. Litigation and other claims are subject to inherent uncertainties, and a material adverse impact on our financial statements could occur for the period in which the effect of an unfavorable final outcome in litigation or other similar claims becomes probable and reasonably estimable. In addition, we could incur expenses associated with defending ourselves against litigation and other similar claims, and these expenses could be material to our earnings in future periods.
Our business and operations could be negatively affected if we become subject to shareholder activism, which could cause us to incur significant expense, hinder the execution of our investment strategy or impact our share price.
Shareholder activism, which could take many forms, including making public demands that we consider certain strategic alternatives for
K-FIT,
engaging in public campaigns to attempt to influence our corporate governance and/or our management, and commencing proxy contests to attempt to elect the activists’ representatives or others to the
K-FIT
Board, or arise in a variety of situations, has been increasing in the BDC space recently. We may in the future become the target of shareholder activism, which could result in substantial costs and divert management’s and the
K-FIT
Board’s attention and resources from our business. Additionally, such shareholder activism could give rise to perceived uncertainties as to our future and adversely affect our relationships with service providers and our portfolio companies. Also, we may be required to incur significant legal and other expenses related to any activist shareholder matters. Further, the valuation of
K-FIT
Class I Shares could be subject to significant fluctuation or otherwise be adversely affected by the events, risks and uncertainties of any shareholder activism.
If we, our affiliates and our and their respective third-party service providers are unable to maintain the availability of electronic data systems and safeguard the security of data, our ability to conduct business may be compromised, which could impair our liquidity, disrupt our business, damage our reputation or otherwise adversely affect our business.
Cybersecurity refers to the combination of technologies, processes, and procedures established to protect information technology systems and data from unauthorized access, attack, or damage. We, our affiliates and our and their respective third-party service providers are subject to cybersecurity risks. Our business operations rely upon secure information technology systems for data processing, storage and reporting. We depend on the effectiveness of the information and cybersecurity policies, procedures and capabilities maintained by our affiliates and our and their respective third-party service providers to protect their computer and telecommunications systems and the data that reside on or are transmitted through them. Cybersecurity risks have significantly increased in recent years and, while we have not experienced any material losses relating to cyber-attacks or other information security breaches, we could suffer such losses in the future. Our, our affiliates and our and their respective third-party service providers’ computer systems, software and networks may be vulnerable to unauthorized access, computer viruses or other malicious code and other events that could have a security impact, as well as cyber-attacks that do not have a security impact but may nonetheless cause harm, such as causing denial-of-service
attacks (i.e., efforts to make network services unavailable to intended users) on websites, servers or other online systems. If one or more of such events occur, it potentially could jeopardize confidential and other information, including nonpublic personal information and sensitive business data, processed and stored in, and transmitted through, computer systems and networks, or otherwise cause interruptions or malfunctions in our operations or the operations of our affiliates and our and their respective third-party service providers. This could result in significant losses, reputational damage, litigation, regulatory fines or penalties, or otherwise adversely affect our business, financial condition or results of operations.
Substantial costs may be incurred in order to prevent any cyber incidents in the future. The costs related to cyber or other security threats or disruptions may not be fully insured or indemnified by other means. Privacy and information security laws and regulation changes, and compliance with those changes, may result in cost increases due to system changes and the development of new administrative processes. In addition, we may be required to expend significant additional resources to modify our protective measures and to investigate and remediate vulnerabilities or other exposures arising from operational and security risks. There is no assurance that any efforts to mitigate cybersecurity risks undertaken by us, our affiliates, or our or their respective third-party service providers will be effective. If we fail to comply with the relevant laws and regulations, we could suffer financial losses, a disruption of our business, liability to investors, regulatory intervention or reputational damage.
As an
SEC-reporting
company, we are subject to regulations not applicable to private companies, such as provisions of the Sarbanes-Oxley Act. Efforts to comply with such regulations will involve significant expenditures, and non-compliance
with such regulations may adversely affect us.
As an
SEC-reporting
company, we are subject to the Sarbanes-Oxley Act, and the related rules and regulations promulgated by the SEC. Our management is required to report on our internal control over financial reporting pursuant to Section 404 of the Sarbanes-Oxley Act. We are required to review on an annual basis our internal control over financial reporting, and on a quarterly and annual basis to evaluate and disclose changes in our internal control over financial reporting. As a relatively new company, developing and maintaining an effective system of internal controls may require significant expenditures, which may negatively impact our financial performance and our ability to make distributions. This process also will result in a diversion of our management’s time and attention. We cannot be certain of when our evaluation, testing and remediation actions will be completed or the impact of the same on our operations. In addition, we may be unable to ensure that the process is effective or that our internal controls over financial reporting are or will be effective in a timely manner. In the event that we are unable to develop or maintain an effective system of internal controls and maintain or achieve compliance with the Sarbanes-Oxley Act and related rules, we may be adversely affected.
We are not required to comply with the requirements of the Sarbanes-Oxley Act, including the internal control evaluation and certification requirements of Section 404, and will not be required to comply with all of those requirements until we have been subject to the reporting requirements of the Exchange Act for a specified period of time or the date we are no longer an emerging growth company under the JOBS Act. Accordingly, our internal controls over financial reporting do not currently meet all of the standards contemplated by Section 404 that we will eventually be required to meet. We are in the process of addressing our internal controls over financial reporting and are establishing formal procedures, policies, processes and practices related to financial reporting and to the identification of key financial reporting risks, assessment of their potential impact and linkage of those risks to specific areas and activities within
K-FIT
and the Company.
Our independent registered public accounting firm will not be required to formally attest to the effectiveness of our internal control over financial reporting until the later of the year following our first annual report required to be filed with the SEC, or the date we are no longer an emerging growth company under the JOBS Act. Because we do not currently have comprehensive documentation of our internal controls and have not yet tested our internal controls in accordance with Section 404, we cannot conclude in accordance with Section 404 that we do not have a material weakness in our internal controls or a combination of significant deficiencies that could result in the conclusion that we have a material weakness in our internal controls.
K-FIT
is an “emerging growth company” under the JOBS Act, and
K-FIT
cannot be certain if the reduced disclosure requirements applicable to emerging growth companies will make
K-FIT
Class I Shares less attractive to investors.
For so long as
K-FIT
remains an “emerging growth company,”
K-FIT
may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not “emerging growth companies” including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act. We cannot predict if investors will find our shares less attractive because we will rely on some or all of these exemptions. If some investors find our shares less attractive as a result, there may be a less active market for an investment in our shares.

In addition, Section 107 of the JOBS Act also provides that an “emerging growth company” can take advantage of the extended transition period provided in Section 7(a)(2)(B) of the 1933 Act for complying with new or revised accounting standards. In other words, an “emerging growth company” can delay the adoption of certain accounting standards until those standards would otherwise apply to private companies. We will take advantage of the extended transition period for complying with new or revised accounting standards, which may make it more difficult for investors and securities analysts to evaluate us since our financial statements may not be comparable to companies that comply with public company effective dates and may result in less investor confidence.
Events outside of our control, including public health crises, could negatively affect our portfolio companies and our results of operations.
Periods of market volatility have occurred and could continue to occur in response to pandemics or other events outside of our control. We, the Adviser, and the portfolio companies in which we invest in could be affected by force majeure events (
i.e.
, events beyond the control of the party claiming that the event has occurred, such as acts of God, fire, flood, earthquakes, outbreaks of an infectious disease, pandemic or any other serious public health concern, war, terrorism, labor strikes, major plant breakdowns, pipeline or electricity line ruptures, failure of technology, defective design and construction, accidents, demographic changes, government macroeconomic policies, social instability, etc.). Some force majeure events could adversely affect the ability of a party (including us, the Adviser, a portfolio company or a counterparty to us, the Adviser, or a portfolio company) to perform its obligations until it is able to remedy the force majeure event. In addition, force majeure events, such as the cessation of the operation of equipment for repair or upgrade, could similarly lead to the unavailability of essential equipment and technologies. These risks could, among other effects, adversely impact the cash flows available from a portfolio company, cause personal injury or loss of life, including to a senior manager of the Adviser or its affiliates, damage property, or instigate disruptions of service. In addition, the cost to a portfolio company or us of repairing or replacing damaged assets resulting from such force majeure event could be considerable. It will not be possible to insure against all such events, and insurance proceeds received, if any, could be inadequate to completely or even partially cover any loss of revenues or investments, any increases in operating and maintenance expenses, or any replacements or rehabilitation of property. Certain events causing catastrophic loss could be either uninsurable, or insurable at such high rates as to adversely impact us, the Adviser, or portfolio companies, as applicable. Force majeure events that are incapable of or are too costly to cure could have permanent adverse effects. Certain force majeure events (such as war or an outbreak of an infectious disease) could have a broader negative impact on the world economy and international business activity generally, or in any of the countries in which we invest or our portfolio companies operate specifically. Such force majeure events could result in or coincide with: increased volatility in the global securities, derivatives and currency markets; a decrease in the reliability of market prices and difficulty in valuing assets; greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); further social, economic, and political instability; nationalization of private enterprise; greater governmental involvement in the economy or in social factors that impact the economy; less governmental regulation and supervision of the securities markets and market participants and decreased monitoring of the markets by governments or self-regulatory organizations and reduced enforcement of regulations; limited, or limitations on, the activities of investors in such markets; controls or restrictions on foreign investment, capital controls and limitations on repatriation of invested capital; inability to purchase and sell investments or otherwise settle security or derivative transactions (
i.e.
, a market freeze); unavailability of currency hedging techniques; substantial, and in some periods extremely high, rates of inflation, which can last many years and have substantial negative effects on credit and securities markets as well as the economy as a whole; recessions; and difficulties in obtaining and/or enforcing legal judgments.
The ongoing effects of the
COVID-19
pandemic, including its variants, may result in adverse consequences for us and our portfolio companies. While many countries, including the United States, have relaxed or eliminated the early public health restrictions adopted in response to the
COVID-19
pandemic, the outbreak of new, worsening strains of
COVID-19
may result in a resurgence in the number of reported cases and hospitalizations. Such increases in cases could lead to the
re-introduction
of restrictions and business shutdowns in certain states, counties and cities in the United States and globally. In addition to these developments having adverse consequences for us and our portfolio companies, the operations of the Adviser have been, and could continue to be, adversely impacted, including through quarantine measures and travel restrictions
imposed on its personnel or service providers based or temporarily located in affected countries, or any related health issues of such personnel or service providers. Any potential impact to our results of operations will depend to a large extent on future developments and new information that could emerge regarding the duration and severity of the
COVID-19
pandemic and the actions taken by authorities and other entities to contain the spread of
COVID-19
and its variants or treat its impact, all of which are beyond our control. These potential impacts, while uncertain, could adversely affect our
and our portfolio companies’ operating results.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		201 Rouse Boulevard
Entity Address, City or Town		Philadelphia
Entity Address, State or Province		PA
Entity Address, Postal Zip Code		19112
Contact Personnel Name		Michael C. Forman
Common Stock [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		as a percentage of average net assets attributable to Class S Shares
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Common Shares
Outstanding Security, Title [Text Block]			Company Shares
Outstanding Security, Held [Shares]
Outstanding Security, Not Held [Shares]			40
Preferred Shares and Other Securities [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Preferred Shares and Other Securities

[1]	As Class S Shares are sold, investors will be subject to a maximum sales load of up to 3.0% of the offering price and may be subject to a placement agent fee of 0.5% of the offering price. Class S Shares may also forego a sales load in lieu of a brokerage commission imposed by a selling agent. Certain participating broker-dealers may offer Class S Shares subject to a placement agent fee of up to 1.5%, provided that the sum of the sales load and placement agent fee will not exceed 3.5% of the offering price. Investors should consult with their selling agents about the sales load and any additional fees or charges their selling agents might impose on Class S Shares.
[2]	Assumes that the Company sells $500 million worth of Class S Shares (net of the sales load) during the following twelve months. As of March 31, 2023, the Company had net assets of $0 and K-FIT had net assets of approximately $17 million. Assuming the Company raises an additional $500 million of proceeds (net of the sales load) during the following twelve months, the Company would receive proceeds of approximately $500 million, resulting in estimated net assets of approximately $500 million and average net assets of approximately $250 million, based on the Company’s net assets of $0 as of May 25, 2023. The amount assumes the Company uses $500 million of its proceeds to purchase K-FIT Class I Shares and that K-FIT’s net offering proceeds from such sales equal $500 million, resulting in estimated net assets of approximately $1 billion and average net assets of approximately $500 million, based on K-FIT’s net assets of approximately $17 million as of March 31, 2023 and assuming that K-FIT raises an additional $500 million in gross proceeds during the following twelve months from sales of K-FIT Class I Shares to persons other than the Company. Actual expenses will depend on the number of K-FIT Class I Shares that K-FIT sells in the K-FIT Private Offering and the amount of leverage K-FIT employs. For example, if K-FIT were to raise proceeds significantly less than this amount during the following twelve months, K-FIT’s expenses as a percentage of its average net assets would be significantly higher. There can be no assurance that either the Company or K-FIT will sell Class S Shares or K-FIT Class I Shares, as applicable, during the following twelve months in the amounts assumed in this footnote.
[3]	The Base Management Fee is paid to the Adviser at the K-FIT level. Commencing on and after the BDC Election Date, the Base Management Fee for K-FIT will be calculated at an annual rate of 1.25% of K-FIT’s average monthly net assets. The Base Management Fee for K-FIT will be payable quarterly in arrears, and will be calculated based on the average monthly value of K-FIT’s net assets during the most recently completed calendar quarter. For purposes of the K-FIT Advisory Agreement, “net assets” means K-FIT’s total assets less liabilities determined on a consolidated basis in accordance with GAAP. All or any part of the Base Management Fee not taken as to any quarter will be deferred without interest and may be taken in such other quarter as the Adviser determines. For the avoidance of doubt, no Base Management Fee shall be paid for any period occurring prior to the BDC Election Date.
[4]	The Company is not expected to borrow funds, but K-FIT may borrow funds to make investments. The figure in the table assumes the use of leverage by K-FIT through a credit facility and preferred shares representing 72% of average net assets at an estimated annual interest rate expense to K-FIT of 7.2%, which is based on the interest rate expected to be applicable under K-FIT’s credit facilities and the current dividends payable on the preferred shares at an annual dividend rate equal to 12.0%. K-FIT may use other forms of leverage, which may be subject to different interest expenses than those estimated above. The actual amount of interest expense borne by K-FIT and indirectly the Company will vary over time in accordance with the level of K-FIT’s use of leverage and variations in market interest rates.
[5]	The Incentive Fee is paid to the Adviser at the K-FIT level. The Incentive Fee for K-FIT consists of two components that are independent of each other, with the result that one component may be payable even if the other is not. A portion of the Incentive Fee for K-FIT is based on a percentage of K-FIT’s income and a portion is based on a percentage of K-FIT’s capital gains. See “Management and Incentive Fees” for a full explanation of how the Incentive Fee is calculated. The first part of the Incentive Fee, referred to as the “Subordinated Incentive Fee on Income,” is calculated and payable quarterly in arrears, commencing with the first full calendar quarter after the BDC Election Date, based on K-FIT’s “Pre-Incentive Fee Net Investment Income” for the immediately preceding quarter (or portion thereof with respect to the quarter in which the BDC Election Date occurs). The payment of the Subordinated Incentive Fee on Income is subject to the 1.25% (5.0% annualized) Hurdle Rate, subject to a “catch up” feature. The second part of the Incentive Fee, referred to as the “Incentive Fee on Capital Gains,” is an incentive fee on capital gains and will be determined and payable in arrears as of the end of each calendar year (or upon termination of the K-FIT Advisory Agreement) commencing with the end of the first calendar year in which the BDC Election Date occurs. This fee equals 12.5% of K-FIT’s incentive fee capital gains, which equals K-FIT’s realized capital gains on a cumulative basis from the BDC Election Date, calculated as of the end of the applicable period, computed net of all realized capital losses and unrealized capital depreciation on a cumulative basis from the BDC Election Date, less the aggregate amount of any previously paid Incentive Fee on Capital Gains. For purposes of calculating the Incentive Fee on Capital Gains under the K-FIT Advisory Agreement, the cost basis for any investment as of the BDC Election Date is deemed to be the most recently determined fair value for such investment as of the BDC Election Date, determined in accordance with the Adviser’s valuation policies and procedures. On a quarterly basis, K-FIT accrues for the capital gains incentive fee by calculating such fee as if it were due and payable as of the end of such period. K-FIT includes unrealized gains in the calculation of the capital gains incentive fee expense and related accrued capital gains incentive fee. This accrual reflects the incentive fees that would be payable to the Adviser if K-FIT’s entire portfolio was liquidated at its fair value as of the balance sheet date even though the Adviser is not entitled to an incentive fee with respect to unrealized gains unless and until such gains are actually realized. In no event will the capital gains incentive fee payable pursuant to the K-FIT Advisory Agreement be in excess of the amount permitted by the Advisers Act, including Section 205 thereof. Any of the fees payable to the Adviser under the K-FIT Advisory Agreement for any partial month or calendar quarter are appropriately prorated. Because the example above assumes a 5.0% annual return, as required by the SEC, no Incentive Fee would be payable in the following twelve months.
[6]	The Company and K-FIT have each entered into placement agent agreements (each a “Placement Agent Agreement” and, together, the “Placement Agent Agreements”) with each of the Placement Agents, pursuant to which the Placement Agents will agree to, among other things, manage the Company’s and K-FIT’s respective relationships with third-party brokers engaged by the Placement Agents to participate in the distribution of Company Shares and K-FIT Class I Shares, respectively, which are referred to as “participating brokers,” and financial advisors. Pursuant to the Company’s Placement Agent Agreements, the Company will pay the Placement Agents a Servicing Fee for Class S Shares equal to 0.85% per annum of the NAV, as of the beginning of the first calendar day of the applicable month, of the Class S Shares.
[7]	Other expenses include organizational and offering costs, accounting, legal and auditing fees of the Company and K-FIT, as well as the reimbursement of the compensation of administrative personnel and fees payable to the trustees who do not also serve in an executive officer capacity for the Company, K-FIT or the Adviser. In addition, other expenses include excise taxes paid. The amount presented in the table estimates the amounts the Company and K-FIT expect to pay during the following twelve months, assuming K-FIT raises $1 billion of proceeds during such time.
[8]	The Adviser has agreed to waive the Base Management Fee and the Subordinated Incentive Fee on Income during the Advisory Fee Waiver Period. Separately, the Company has entered into the Company Expense Support Agreement with the Adviser. Under the Company Expense Support Agreement with the Adviser, the Adviser may elect to make Company Expense Payments on the Company’s behalf, provided that no portion of the payment will be used to pay any interest expense or distribution and/or shareholder servicing fees of the Company. Any Company Expense Payment that the Adviser has committed to pay must be paid by the Adviser to the Company in any combination of cash or other immediately available funds no later than 90 days after such commitment was made in writing, and/or offset against amounts due from the Company to the Adviser or its affiliates. Following any calendar month in which there are Excess Operating Funds, the Company will make Reimbursement Payments for such Excess Operating Funds, or a portion thereof, to the Adviser until such time as all Company Expense Payments made by the Adviser to the Company within three years prior to the last business day of such calendar month have been reimbursed. The amount of the Reimbursement Payment for any calendar month will equal the lesser of (i) the Excess Operating Funds in such month and (ii) the aggregate amount of all Company Expense Payments made by the Adviser to the Company within three years prior to the last business day of such calendar month that have not been previously reimbursed by the Company to the Adviser; provided that the Adviser may waive its right to receive all or a portion of any Reimbursement Payment in any particular calendar month, in which case such waived amount will remain unreimbursed Company Expense Payments reimbursable in future months pursuant to the terms of the Company Expense Support Agreement. The Company’s obligation to make a Reimbursement Payment will automatically become a liability of the Company on the last business day of the applicable calendar month, except to the extent the Adviser has waived its right to receive such payment for the applicable month. The Reimbursement Payment for any calendar month will be paid by the Company to the Adviser in any combination of cash or other immediately available funds as promptly as possible following such calendar month and in no event later than 90 days after the end of such calendar month. K-FIT has also entered into the K-FIT Expense Support Agreement with the Adviser, the terms of which are substantially similar to those of the Company Expense Support Agreement. Shareholders are indirectly subject to the K-FIT Expense Support Agreement due to the Company investing substantially all of its assets in K-FIT. The Company, K-FIT or the Adviser may terminate the relevant Expense Support Agreement at any time, with or without notice, without the payment of any penalty, provided that any expense payments that have not been reimbursed by the Company or K-FIT, as applicable, to the Adviser will remain the obligation of the Company or K-FIT, as applicable, following any such termination, subject to the terms of the Expense Support Agreements.
[9]	The example should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.